UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders –

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions International Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions International Equity Fund

June 15, 2023

PGIM Quant Solutions International Equity Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	18.23	-5.64	-0.68	2.12	—

Class C	17.03	-2.62	-0.72	1.75	—

Class Z	18.42	0.34	0.87	3.08	—

Class R6	18.72	0.63	1.12	N/A	5.17 (12/28/2016)

MSCI All Country World ex-US Index

	20.65	3.05	2.50	3.97	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)

Class R6 (12/28/2016)

MSCI All Country World ex-US Index	5.98

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	None	None

Benchmark Definition

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The Index includes both developed and emerging markets.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions International Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	1.5%

Roche Holding AG	Pharmaceuticals	United States	1.4%

Shell plc	Oil, Gas & Consumable Fuels	Netherlands	1.3%

Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	1.2%

Sanofi	Pharmaceuticals	United States	1.2%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	1.1%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.1%

BHP Group Ltd.	Metals & Mining	Australia	1.1%

iShares MSCI EAFE ETF	Exchange Traded Funds	United States	1.0%

BP plc	Oil, Gas & Consumable Fuels	United Kingdom	1.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions International Equity Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions International Equity Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,182.30	1.54%	$ 8.33
	Hypothetical	$1,000.00	$1,017.16	1.54%	$ 7.70

Class C	Actual	$1,000.00	$1,170.30	3.28%	$17.65
	Hypothetical	$1,000.00	$1,008.53	3.28%	$16.33

Class Z	Actual	$1,000.00	$1,184.20	1.08%	$ 5.85
	Hypothetical	$1,000.00	$1,019.44	1.08%	$ 5.41

Class R6	Actual	$1,000.00	$1,187.20	0.78%	$ 4.23
	Hypothetical	$1,000.00	$1,020.93	0.78%	$ 3.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 97.6%

COMMON STOCKS 95.0%

Australia 5.7%

ANZ Group Holdings Ltd.	52,920	$859,328
BHP Group Ltd.	71,906	2,133,990
BlueScope Steel Ltd.	17,635	234,399
Brambles Ltd.	10,712	101,473
Coles Group Ltd.	10,494	126,769
Fortescue Metals Group Ltd.	77,216	1,080,378
Glencore PLC	86,620	511,286
Goodman Group, REIT	86,714	1,117,885
Helia Group Ltd.	466,719	980,383
Iluka Resources Ltd.	14,500	106,546
JB Hi-Fi Ltd.	29,689	878,667
Lottery Corp. Ltd. (The)	22,701	76,116
Macquarie Group Ltd.	4,335	528,835
Pilbara Minerals Ltd.	26,080	74,229
Premier Investments Ltd.	5,382	93,665
Rio Tinto Ltd.	3,134	235,065
Rio Tinto PLC	11,934	758,673
Sonic Healthcare Ltd.	27,646	651,698
West African Resources Ltd.*	297,147	192,249
Whitehaven Coal Ltd.	30,625	146,963
WiseTech Global Ltd.	4,005	183,452
Woolworths Group Ltd.	7,386	190,535

		11,262,584

Austria 0.1%

ANDRITZ AG	1,638	106,381

Belgium 0.3%

Solvay SA	3,475	417,065
Tessenderlo Group SA*	3,385	112,165

		529,230

Brazil 2.1%

Banco do Brasil SA	156,200	1,338,777
BB Seguridade Participacoes SA	75,000	511,398
Cia de Saneamento do Parana, UTS	54,900	208,029
CPFL Energia SA	42,000	277,794
Marfrig Global Foods SA	53,100	69,199
Petroleo Brasileiro SA	33,100	176,058
Suzano SA	49,400	392,700
Vale SA	28,400	410,074

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Brazil (cont’d.)

WEG SA	9,600	$78,855
Yara International ASA	15,792	635,926

		4,098,810

Canada 6.7%

Alimentation Couche-Tard, Inc.	9,700	484,123
Celestica, Inc.*	7,200	78,119
CGI, Inc.*	13,500	1,370,177
Choice Properties Real Estate Investment Trust	9,000	97,251
CI Financial Corp.	17,100	168,368
Descartes Systems Group, Inc. (The)*	2,000	158,482
Dollarama, Inc.	6,200	384,031
Element Fleet Management Corp.	69,500	908,986
Fairfax Financial Holdings Ltd.	1,600	1,118,116
George Weston Ltd.	7,300	980,194
Great-West Lifeco, Inc.	38,400	1,091,758
iA Financial Corp., Inc.	1,100	73,810
Imperial Oil Ltd.	9,600	489,335
Loblaw Cos. Ltd.	12,900	1,213,306
Manulife Financial Corp.	67,200	1,326,789
Ritchie Bros. Auctioneers, Inc.	17,900	1,024,178
Royal Bank of Canada	1,500	148,921
Russel Metals, Inc.	6,100	155,331
Sun Life Financial, Inc.	24,900	1,221,430
Suncor Energy, Inc.	19,100	598,016

		13,090,721

China 9.0%

Alibaba Group Holding Ltd.*	38,800	410,257
Bank of Communications Co. Ltd. (Class H Stock)	380,000	245,442
Bank of Jiangsu Co. Ltd. (Class A Stock)	265,700	296,147
Bank of Nanjing Co. Ltd. (Class A Stock)	184,000	250,395
Bank of Shanghai Co. Ltd. (Class A Stock)	315,700	286,463
Beijing Enterprises Holdings Ltd.	30,000	124,500
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (Class A Stock)*	5,400	81,919
BYD Co. Ltd. (Class H Stock)	44,000	1,334,355
China BlueChemical Ltd. (Class H Stock)	1,596,000	421,872
China CITIC Bank Corp. Ltd. (Class H Stock)	1,326,000	717,320
China Construction Bank Corp. (Class H Stock)	1,802,000	1,204,685
China Medical System Holdings Ltd.	386,000	640,806
China Merchants Bank Co. Ltd. (Class H Stock)	105,500	509,262
China Tower Corp. Ltd. (Class H Stock), 144A	2,296,000	293,023

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Chlitina Holding Ltd.	97,000	$692,344
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	360,000	201,319
CITIC Ltd.	926,000	1,162,399
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	227,300	264,013
CSPC Pharmaceutical Group Ltd.	84,000	85,537
Greentown Management Holdings Co. Ltd., 144A	120,000	114,779
Hello Group, Inc., ADR	72,800	608,608
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	29,400	69,307
Industrial Bank Co. Ltd. (Class A Stock)	119,500	297,721
KE Holdings, Inc., ADR*	35,400	555,426
Longfor Group Holdings Ltd., 144A	31,000	84,831
NetEase, Inc.	67,600	1,203,442
PDD Holdings, Inc., ADR*	18,200	1,240,330
PICC Property & Casualty Co. Ltd. (Class H Stock)	248,000	299,946
Ping An Bank Co. Ltd. (Class A Stock)	149,000	270,590
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	95,300	269,742
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	278,723	306,161
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	180,900	154,481
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	98,400	286,943
SITC International Holdings Co. Ltd.	26,000	48,092
Tencent Holdings Ltd.	21,300	946,063
Tencent Music Entertainment Group, ADR*	29,600	219,336
Vipshop Holdings Ltd., ADR*	7,200	113,040
Wilmar International Ltd.	385,200	1,137,772
Xiamen C & D, Inc. (Class A Stock)	101,400	177,834
Yankuang Energy Group Co. Ltd. (Class H Stock)	16,000	54,889

		17,681,391

Denmark 1.9%

D/S Norden A/S	6,892	433,071
Novo Nordisk A/S (Class B Stock)	17,234	2,866,953
Scandinavian Tobacco Group A/S, 144A	25,822	504,358

		3,804,382

Finland 0.6%

Kesko OYJ (Class B Stock)	3,540	73,801
Nordea Bank Abp	102,855	1,142,644

		1,216,445

France 5.4%

Air France-KLM*	57,642	99,845

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

AXA SA	22,164	$723,437
Cie de Saint-Gobain	3,968	229,726
Coface SA	34,576	529,235
Dassault Aviation SA	1,805	352,729
Eiffage SA	660	78,556
Engie SA	94,206	1,507,700
Hermes International	881	1,912,718
Ipsen SA	7,043	854,071
IPSOS	2,168	117,550
LVMH Moet Hennessy Louis Vuitton SE	2,236	2,150,767
Publicis Groupe SA	18,427	1,506,538
Rexel SA	3,320	76,903
Vinci SA	4,266	527,667

		10,667,442

Georgia 0.1%

Bank of Georgia Group PLC	5,808	216,059

Germany 4.1%

Bayer AG	14,740	972,785
Bayerische Motoren Werke AG	2,196	246,137
Daimler Truck Holding AG*	32,609	1,077,498
Deutsche Bank AG	95,438	1,049,120
Deutsche Lufthansa AG*	20,919	224,878
Deutsche Telekom AG	37,493	904,023
E.ON SE	120,789	1,597,766
GEA Group AG	1,600	75,253
Infineon Technologies AG	38,160	1,389,664
Krones AG	806	105,904
Mercedes-Benz Group AG	3,854	300,558
Telefonica Deutschland Holding AG	23,300	78,730

		8,022,316

Greece 0.1%

Eurobank Ergasias Services & Holdings SA*	78,880	111,531

Hong Kong 0.8%

HKT Trust & HKT Ltd., UTS	56,000	73,599
Jardine Matheson Holdings Ltd.	9,600	464,081
Orient Overseas International Ltd.	14,500	294,599
WH Group Ltd., 144A	1,223,000	680,892

		1,513,171

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

India 3.7%

Coal India Ltd.	205,236	$586,617
GAIL India Ltd.	622,608	818,382
HCL Technologies Ltd.	81,839	1,069,967
Hindalco Industries Ltd.	30,775	165,122
ITC Ltd.	76,264	397,699
Mahindra & Mahindra Ltd.	34,312	516,246
National Aluminium Co. Ltd.	97,975	99,800
NTPC Ltd.	389,699	821,942
Power Grid Corp. of India Ltd.	389,872	1,133,673
Sun Pharmaceutical Industries Ltd.	41,444	501,313
Tata Steel Ltd.	766,151	1,015,739
Vedanta Ltd.	20,539	70,457

		7,196,957

Indonesia 0.5%

Adaro Energy Indonesia Tbk PT	260,000	55,656
Astra International Tbk PT	984,100	453,935
Bank Mandiri Persero Tbk PT	264,000	93,324
First Pacific Co. Ltd.	902,000	302,048
Indo Tambangraya Megah Tbk PT	30,000	68,250

		973,213

Israel 0.4%

Bezeq The Israeli Telecommunication Corp. Ltd.	492,484	670,481
Check Point Software Technologies Ltd.*	800	101,888

		772,369

Italy 0.6%

Eni SpA	61,141	923,682
Poste Italiane SpA, 144A	25,720	267,667

		1,191,349

Japan 11.3%

Astellas Pharma, Inc.	20,000	301,291
BML, Inc.	7,000	157,209
Chugai Pharmaceutical Co. Ltd.	37,600	970,293
Citizen Watch Co. Ltd.	21,600	119,520
CKD Corp.	6,000	91,396
Credit Saison Co. Ltd.	7,000	96,984
Dai-ichi Life Holdings, Inc.	25,600	476,180
Daiwa Office Investment Corp., REIT	21	91,283

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

DMG Mori Co. Ltd.	6,000	$96,256
Financial Partners Group Co. Ltd.	12,400	100,957
Fuji Soft, Inc.	1,700	101,565
FUJIFILM Holdings Corp.	21,900	1,141,427
Fujikura Ltd.	60,600	413,178
Goldwin, Inc.	3,400	308,931
GungHo Online Entertainment, Inc.	34,600	664,288
Hitachi Construction Machinery Co. Ltd.	3,400	83,782
Horiba Ltd.	1,800	99,167
Information Services International-Dentsu Ltd.	5,400	190,363
ITOCHU Corp.	3,200	106,160
Japan Tobacco, Inc.	52,900	1,138,243
JGC Holdings Corp.	7,600	95,078
Kawasaki Heavy Industries Ltd.	42,900	933,258
Kawasaki Kisen Kaisha Ltd.	19,200	457,542
Kobe Steel Ltd.	19,600	146,037
Komatsu Ltd.	6,200	154,193
Koshidaka Holdings Co. Ltd.	54,700	463,088
Macnica Holdings, Inc.	7,000	192,362
Marubeni Corp.	107,900	1,531,446
Mazda Motor Corp.	8,100	73,301
Mitsubishi Corp.	36,700	1,360,685
Mitsubishi Motors Corp.*	61,200	235,230
Mitsui & Co. Ltd.	42,300	1,320,552
MIXI, Inc.	44,000	930,212
Nippon Steel Corp.	61,400	1,311,346
Nisshinbo Holdings, Inc.	28,000	215,560
Noritsu Koki Co. Ltd.	6,000	98,625
NS United Kaiun Kaisha Ltd.	2,300	67,359
OKUMA Corp.	2,700	119,898
Ono Pharmaceutical Co. Ltd.	3,000	60,405
Oriental Land Co. Ltd.	34,200	1,210,310
ORIX Corp.	19,800	336,848
Otsuka Holdings Co. Ltd.	3,100	105,464
Pacific Metals Co. Ltd.*	18,200	253,249
Royal Holdings Co. Ltd.	4,800	101,786
Sankyo Co. Ltd.	4,900	216,170
SCREEN Holdings Co. Ltd.	5,900	479,902
Shin-Etsu Chemical Co. Ltd.	15,500	442,305
Sojitz Corp.	3,500	73,715
SUMCO Corp.	71,800	988,805
Sumitomo Metal Mining Co. Ltd.	1,900	70,127
Suruga Bank Ltd.	58,200	220,755
Taisei Corp.	15,200	516,966

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Takeuchi Manufacturing Co. Ltd.	5,000	$137,218
Tokyo Electron Ltd.	3,500	400,769
Toyota Motor Corp.	13,665	187,621

		22,256,660

Kuwait 0.1%

Humansoft Holding Co. KSC*	31	395
Mobile Telecommunications Co. KSCP	84,090	156,705

		157,100

Luxembourg 0.4%

ArcelorMittal SA	26,607	755,896

Mexico 0.2%

Banco del Bajio SA, 144A	22,000	72,340
Grupo Mexico SAB de CV (Class B Stock)	59,300	290,011

		362,351

Netherlands 5.1%

Aalberts NV	1,950	90,062
ABN AMRO Bank NV, 144A, CVA	42,888	687,377
Arcadis NV	7,309	301,927
ASM International NV	252	91,488
ASML Holding NV	3,502	2,222,414
Heineken Holding NV	2,104	201,944
Heineken NV	2,109	242,166
ING Groep NV	56,147	696,351
Koninklijke Ahold Delhaize NV	47,423	1,630,624
Randstad NV	1,297	70,474
Shell PLC	80,507	2,473,833
Wolters Kluwer NV	9,578	1,269,024

		9,977,684

Norway 1.6%

DNB Bank ASA	53,375	938,871
Elkem ASA, 144A	117,760	398,571
Equinor ASA	38,143	1,098,176
Mowi ASA	13,724	261,844
Norsk Hydro ASA	73,770	542,878

		3,240,340

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Qatar 0.7%

Industries Qatar QSC	228,480	$805,080
Ooredoo QPSC	195,645	532,407

		1,337,487

Russia 0.0%

Inter RAO UES PJSC^	13,660,000	17
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC*^	366,709	1

		18

Saudi Arabia 0.8%

SABIC Agri-Nutrients Co.	26,782	962,951
Saudi Telecom Co.	44,748	538,586

		1,501,537

Singapore 1.1%

DBS Group Holdings Ltd.	14,100	348,411
Oversea-Chinese Banking Corp. Ltd.	78,700	744,572
STMicroelectronics NV	25,806	1,103,905

		2,196,888

South Africa 0.1%

Sasol Ltd.	7,752	100,947
Sibanye Stillwater Ltd.	34,200	75,611

		176,558

South Korea 4.5%

BNK Financial Group, Inc.	23,523	117,025
DB Insurance Co. Ltd.	12,339	775,649
Doosan Bobcat, Inc.	3,040	116,634
GOLFZON Co. Ltd.	962	80,499
GS Holdings Corp.	4,817	143,121
Hana Financial Group, Inc.	36,077	1,133,671
Hyundai Mobis Co. Ltd.	5,352	871,628
Hyundai Motor Co.	6,468	958,100
Industrial Bank of Korea	61,992	466,848
JB Financial Group Co. Ltd.	14,248	89,150
Kia Corp.	21,889	1,386,303

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)

LG Electronics, Inc.	900	$73,906
Samsung C&T Corp.	780	64,057
Samsung Electronics Co. Ltd.	17,996	885,477
Samsung Engineering Co. Ltd.*	4,250	92,765
Samsung Fire & Marine Insurance Co. Ltd.	868	146,020
SD Biosensor, Inc.	6,750	105,267
Shinhan Financial Group Co. Ltd.	16,000	418,887
Woori Financial Group, Inc.	100,023	879,728

		8,804,735

Spain 1.2%

Endesa SA	4,105	92,086
Industria de Diseno Textil SA	45,381	1,560,052
Repsol SA	54,080	794,419

		2,446,557

Sweden 2.3%

Atlas Copco AB (Class B Stock)	14,008	179,678
Epiroc AB (Class A Stock)	4,600	92,152
Essity AB (Class B Stock)	24,595	745,359
Evolution AB, 144A	568	75,890
Investor AB (Class A Stock)	4,011	87,953
Nibe Industrier AB (Class B Stock)	8,525	95,453
Scandic Hotels Group AB, 144A*	26,675	95,439
Skandinaviska Enskilda Banken AB (Class A Stock)	82,853	942,103
SSAB AB (Class A Stock)	12,800	90,904
Swedbank AB (Class A Stock)	52,283	908,492
Volvo AB (Class B Stock)	62,470	1,284,427

		4,597,850

Switzerland 3.5%

Bucher Industries AG	530	238,683
Cie Financiere Richemont SA (Class A Stock)	11,181	1,848,229
Novartis AG	18,033	1,844,666
Swiss Life Holding AG*	1,822	1,202,624
Swisscom AG	522	358,380
UBS Group AG	63,713	1,296,723

		6,789,305

Taiwan 3.9%

Accton Technology Corp.	7,000	68,382

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)

Compeq Manufacturing Co. Ltd.	634,000	$893,116
Delta Electronics, Inc.	56,000	548,574
Evergreen Marine Corp. Taiwan Ltd.	134,000	707,724
Gold Circuit Electronics Ltd.	189,600	610,785
TaiDoc Technology Corp.	46,000	275,871
Taiwan Semiconductor Manufacturing Co. Ltd.	140,000	2,292,583
United Microelectronics Corp.	783,000	1,259,344
Wistron Corp.	369,000	559,301
Wiwynn Corp.	3,000	114,170
Yang Ming Marine Transport Corp.	90,000	185,669
Zhen Ding Technology Holding Ltd.	21,000	76,503

		7,592,022

Thailand 0.3%

AP Thailand PCL	432,400	159,845
Bumrungrad Hospital PCL	56,100	391,779
Chularat Hospital PCL	744,400	76,346

		627,970

Turkey 1.1%

Haci Omer Sabanci Holding A/S	74,275	146,004
KOC Holding A/S	147,500	574,244
Koza Anadolu Metal Madencilik Isletmeleri A/S*	95,235	173,597
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	22,420	120,930
Turk Hava Yollari AO*	63,755	419,279
Turkcell Iletisim Hizmetleri A/S	58,080	98,942
Turkiye Is Bankasi A/S (Class C Stock)	1,113,648	620,759

		2,153,755

United Arab Emirates 0.4%

Emaar Properties PJSC	542,284	879,184

United Kingdom 8.2%

3i Group PLC	49,749	1,106,867
Ashtead Group PLC	19,880	1,146,204
AstraZeneca PLC	3,469	510,508
BAE Systems PLC	25,760	328,182
Barclays PLC	573,731	1,155,731
BP PLC	289,854	1,944,629
British American Tobacco PLC	43,955	1,623,952
Burberry Group PLC	3,560	116,206
CNH Industrial NV	74,294	1,045,453

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Compass Group PLC	15,334	$404,526
Greggs PLC	6,838	242,858
HSBC Holdings PLC	35,456	255,544
Imperial Brands PLC	56,338	1,394,597
Informa PLC	12,213	111,029
Investec PLC	13,455	75,006
JD Sports Fashion PLC	254,034	515,579
Lloyds Banking Group PLC	1,997,437	1,213,486
NatWest Group PLC	56,992	187,737
Safestore Holdings PLC, REIT	23,861	297,435
SSE PLC	12,483	288,022
Tesco PLC	57,324	202,666
Unilever PLC	10,615	591,066
Whitbread PLC	4,306	176,253
WPP PLC	98,044	1,142,646

		16,076,182

United States 6.1%

GSK PLC	87,086	1,570,436
Holcim AG*	19,262	1,272,693
JBS SA	195,200	696,612
Nestle SA	13,850	1,776,811
Roche Holding AG	9,012	2,822,020
Sanofi	20,961	2,258,930
Stellantis NV	88,724	1,471,627

		11,869,129

TOTAL COMMON STOCKS
(cost $175,894,772)		186,253,559

PREFERRED STOCKS 1.6%

Brazil 1.2%

Cia Energetica de Minas Gerais (PRFC)	389,469	961,218
Gerdau SA (PRFC)	60,900	306,832
Petroleo Brasileiro SA (PRFC)	215,200	1,020,386

		2,288,436

Chile 0.1%

Sociedad Quimica y Minera de Chile SA (PRFC B)	2,388	161,665

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description			Shares	Value

PREFERRED STOCKS (Continued)

Colombia 0.0%

Bancolombia SA (PRFC)			16,354	$101,299

Germany 0.1%

Dr. Ing. h.c. F. Porsche AG (PRFC)*			910	113,949
Volkswagen AG (PRFC)			728	99,408

				213,357

South Korea 0.2%

Samsung Electronics Co. Ltd. (PRFC)			7,571	316,505

TOTAL PREFERRED STOCKS
(cost $2,690,096)				3,081,262

UNAFFILIATED EXCHANGE-TRADED FUND 1.0%

United States

iShares MSCI EAFE ETF (cost $1,573,223)			27,000	1,987,740

TOTAL LONG-TERM INVESTMENTS
(cost $180,158,091)				191,322,561

SHORT-TERM INVESTMENTS 1.2%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (cost $2,115,286)(wi)			2,115,286	2,115,286

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $348,023)	4.571%	06/15/23	350	347,934

TOTAL SHORT-TERM INVESTMENTS
(cost $2,463,309)				2,463,220

TOTAL INVESTMENTS 98.8%
(cost $182,621,400)				193,785,781
Other assets in excess of liabilities(z) 1.2%				2,310,071

NET ASSETS 100.0%				$196,095,852

See Notes to Financial Statements.

20

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

GS—Goldman Sachs & Co. LLC

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
32	Mini MSCI EAFE Index	Jun. 2023	$3,439,360	$223,355
33	Mini MSCI Emerging Markets Index	Jun. 2023	1,623,930	38,358

				$261,713

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$347,934

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$11,262,584	$—
Austria	—	106,381	—
Belgium	—	529,230	—
Brazil	3,462,884	635,926	—
Canada	13,090,721	—	—
China	2,736,740	14,944,651	—
Denmark	—	3,804,382	—
Finland	—	1,216,445	—
France	—	10,667,442	—
Georgia	—	216,059	—
Germany	—	8,022,316	—
Greece	—	111,531	—
Hong Kong	—	1,513,171	—
India	—	7,196,957	—
Indonesia	—	973,213	—
Israel	101,888	670,481	—
Italy	—	1,191,349	—
Japan	—	22,256,660	—
Kuwait	—	157,100	—
Luxembourg	—	755,896	—
Mexico	362,351	—	—
Netherlands	—	9,977,684	—
Norway	—	3,240,340	—
Qatar	—	1,337,487	—
Russia	—	—	18
Saudi Arabia	—	1,501,537	—
Singapore	—	2,196,888	—
South Africa	—	176,558	—
South Korea	—	8,804,735	—
Spain	—	2,446,557	—
Sweden	—	4,597,850	—
Switzerland	—	6,789,305	—
Taiwan	—	7,592,022	—
Thailand	—	627,970	—
Turkey	—	2,153,755	—
United Arab Emirates	—	879,184	—
United Kingdom	—	16,076,182	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
United States	$696,612	$11,172,517	$—
Preferred Stocks
Brazil	2,288,436	—	—
Chile	161,665	—	—
Colombia	101,299	—	—
Germany	—	213,357	—
South Korea	—	316,505	—
Unaffiliated Exchange-Traded Fund
United States	1,987,740	—	—
Short-Term Investments
Affiliated Mutual Fund	2,115,286	—	—
U.S. Treasury Obligation	—	347,934	—

Total	$27,105,622	$166,680,141	$18

Other Financial Instruments*
Assets
Futures Contracts	$261,713	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Banks	10.7%
Pharmaceuticals	8.3
Metals & Mining	5.6
Oil, Gas & Consumable Fuels	5.6
Semiconductors & Semiconductor Equipment	5.2
Insurance	5.0
Automobiles	3.8
Textiles, Apparel & Luxury Goods	3.3
Machinery	3.1
Trading Companies & Distributors	3.0
Tobacco	2.6
Food Products	2.5
Consumer Staples Distribution & Retail	2.5
Capital Markets	2.2
Chemicals	1.9

Industrial Conglomerates	1.8%
Diversified Telecommunication Services	1.8
Multi-Utilities	1.6
Specialty Retail	1.6
Technology Hardware, Storage & Peripherals	1.6
Entertainment	1.5
Media	1.5
Hotels, Restaurants & Leisure	1.5
Electric Utilities	1.4
IT Services	1.3
Electronic Equipment, Instruments & Components	1.3
Marine Transportation	1.3
Financial Services	1.2
Broadline Retail	1.1
Affiliated Mutual Fund	1.1

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Industry Classification (continued):

Unaffiliated Exchange-Traded Fund	1.0%
Real Estate Management & Development	0.9
Professional Services	0.8
Interactive Media & Services	0.8
Construction & Engineering	0.7
Personal Care Products	0.7
Health Care Providers & Services	0.7
Construction Materials	0.6
Commercial Services & Supplies	0.6
Industrial REITs	0.6
Gas Utilities	0.5
Automobile Components	0.4
Independent Power & Renewable Electricity Producers	0.4
Household Products	0.4
Passenger Airlines	0.4
Aerospace & Defense	0.3
Software	0.3
Electrical Equipment	0.2
Beverages	0.2
Paper & Forest Products	0.2
Health Care Equipment & Supplies	0.2

U.S. Treasury Obligation	0.2%
Building Products	0.2
Specialized REITs	0.2
Leisure Products	0.2
Wireless Telecommunication Services	0.1
Water Utilities	0.1
Retail REITs	0.0	*
Consumer Finance	0.0	*
Office REITs	0.0	*
Biotechnology	0.0	*
Household Durables	0.0	*
Communications Equipment	0.0	*
Diversified Consumer Services	0.0	*

	98.8
Other assets in excess of liabilities	1.2

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$261,713	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

24

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,045,749

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$222,964

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$5,505,672

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	25

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value:
Unaffiliated investments (cost $180,506,114)	$191,670,495
Affiliated investments (cost $2,115,286)	2,115,286
Foreign currency, at value (cost $796,661)	797,923
Dividends and interest receivable	1,279,296
Tax reclaim receivable	854,314
Receivable for Fund shares sold	29,034
Due from broker—variation margin futures	4,890
Foreign capital gains tax benefit accrued	198
Prepaid expenses	671

Total Assets	196,752,107

Liabilities

Payable for Fund shares purchased	235,836
Management fee payable	98,494
Payable for investments purchased	95,685
Custodian and accounting fees payable	55,615
Affiliated transfer agent fee payable	53,955
Transfer agent’s fees and expenses payable	47,829
Distribution fee payable	33,755
Shareholders’ reports fee payable	18,571
Accrued expenses and other liabilities	15,895
Directors’ fees payable	620

Total Liabilities	656,255

Net Assets	$196,095,852

Net assets were comprised of:
Common stock, at par	$298
Paid-in capital in excess of par	204,652,440
Total distributable earnings (loss)	(8,556,886)

Net assets, April 30, 2023	$196,095,852

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share, ($132,367,429 ÷ 20,146,501 shares of common stock issued and outstanding)	$6.57
Maximum sales charge (5.50% of offering price)	0.38

Maximum offering price to public	$6.95

Class C
Net asset value, offering price and redemption price per share, ($1,285,877 ÷ 207,607 shares of common stock issued and outstanding)	$6.19

Class Z
Net asset value, offering price and redemption price per share, ($12,016,894 ÷ 1,811,428 shares of common stock issued and outstanding)	$6.63

Class R6
Net asset value, offering price and redemption price per share, ($50,425,652 ÷ 7,592,513 shares of common stock issued and outstanding)	$6.64

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	27

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $576,986 foreign withholding tax)	$4,100,706
Affiliated dividend income	15,874
Interest income	11,261
Income from securities lending, net (including affiliated income of $1,909)	2,417

Total income	4,130,258

Expenses
Management fee	707,560
Distribution fee(a)	200,218
Transfer agent’s fees and expenses (including affiliated expense of $171,282)(a)	304,467
Custodian and accounting fees	64,811
Shareholders’ reports	26,479
Registration fees(a)	25,807
Audit fee	15,174
Professional fees	12,305
Directors’ fees	6,092
Miscellaneous	32,840

Total expenses	1,395,753
Less: Fee waiver and/or expense reimbursement(a)	(136,901)

Net expenses	1,258,852

Net investment income (loss)	2,871,406

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $951) (net of foreign capital gains taxes $11,537)	(1,547,898)
Futures transactions	1,045,749
Foreign currency transactions	22,304

(479,845)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1)) (net of change in foreign capital gains taxes $(96))	28,367,700
Futures	222,964
Foreign currencies	83,769

28,674,433

Net gain (loss) on investment and foreign currency transactions	28,194,588

Net Increase (Decrease) In Net Assets Resulting From Operations	$31,065,994

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	193,722	6,496	—	—
Transfer agent’s fees and expenses	285,310	4,608	13,093	1,456
Registration fees	8,454	5,142	5,406	6,805
Fee waiver and/or expense reimbursement	(88,051)	(886)	(8,460)	(39,504)

See Notes to Financial Statements.

28

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,871,406	$6,188,562
Net realized gain (loss) on investment and foreign currency transactions	(479,845)	(19,454,171)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,674,433	(47,598,728)

Net increase (decrease) in net assets resulting from operations	31,065,994	(60,864,337)

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,478,558)	(17,710,432)
Class C	(30,105)	(215,704)
Class Z	(511,647)	(1,681,493)
Class R6	(1,675,178)	(6,297,350)

	(6,695,488)	(25,904,979)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	13,910,568	21,038,306
Net asset value of shares issued in reinvestment of dividends and distributions	6,609,213	25,597,840
Cost of shares purchased	(17,486,000)	(46,108,812)

Net increase (decrease) in net assets from Fund share transactions	3,033,781	527,334

Total increase (decrease)	27,404,287	(86,241,982)

Net Assets:
Beginning of period	168,691,565	254,933,547

End of period	$196,095,852	$168,691,565

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	29

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.76		$8.59	$6.74	$7.19	$6.96	$7.95
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18	0.18	0.11	0.15	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.94		(2.14)	1.78	(0.39)	0.28	(1.00)
Total from investment operations	1.03		(1.96)	1.96	(0.28)	0.43	(0.84)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.24)	(0.11)	(0.17)	(0.17)	(0.15)
Distributions from net realized gains	-		(0.63)	-	-	(0.03)	-
Total dividends and distributions	(0.22)		(0.87)	(0.11)	(0.17)	(0.20)	(0.15)
Net asset value, end of period	$6.57		$5.76	$8.59	$6.74	$7.19	$6.96
Total Return(b):	18.23%		(25.11)%	29.28%	(4.07)%	6.53%	(10.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$132,367		$119,053	$176,479	$147,445	$173,103	$171,326
Average net assets (000)	$130,219		$148,834	$176,751	$156,952	$172,031	$200,255
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.54	%(d)	1.49%	1.43%	1.47%	1.48%	1.34%
Expenses before waivers and/or expense reimbursement	1.68	%(d)	1.63%	1.55%	1.64%	1.62%	1.47%
Net investment income (loss)	2.83	%(d)	2.65%	2.12%	1.58%	2.19%	2.08%
Portfolio turnover rate(e)	47%		99%	104%	128%	94%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.42		$8.13	$6.38	$6.86	$6.64	$7.60
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.09	0.07	0.02	0.07	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.88		(2.02)	1.71	(0.38)	0.30	(0.97)
Total from investment operations	0.91		(1.93)	1.78	(0.36)	0.37	(0.87)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.15)	(0.03)	(0.12)	(0.12)	(0.09)
Distributions from net realized gains	-		(0.63)	-	-	(0.03)	-
Total dividends and distributions	(0.14)		(0.78)	(0.03)	(0.12)	(0.15)	(0.09)
Net asset value, end of period	$6.19		$5.42	$8.13	$6.38	$6.86	$6.64
Total Return(b):	17.03%		(25.98)%	27.89%	(5.42)%	5.77%	(11.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,286		$1,319	$2,335	$2,381	$2,928	$12,530
Average net assets (000)	$1,310		$1,929	$2,444	$2,640	$7,163	$15,626
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	3.28	%(d)	2.73%	2.61%	2.81%	2.25%	2.10%
Expenses before waivers and/or expense reimbursement	3.42	%(d)	2.87%	2.73%	2.98%	2.39%	2.23%
Net investment income (loss)	1.06	%(d)	1.43%	0.84%	0.24%	1.09%	1.32%
Portfolio turnover rate(e)	47%		99%	104%	128%	94%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	31

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.83		$8.68	$6.81	$7.26	$7.02	$8.02
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22	0.22	0.13	0.18	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.95		(2.16)	1.79	(0.37)	0.29	(1.02)
Total from investment operations	1.05		(1.94)	2.01	(0.24)	0.47	(0.83)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.28)	(0.14)	(0.21)	(0.20)	(0.17)
Distributions from net realized gains	-		(0.63)	-	-	(0.03)	-
Total dividends and distributions	(0.25)		(0.91)	(0.14)	(0.21)	(0.23)	(0.17)
Net asset value, end of period	$6.63		$5.83	$8.68	$6.81	$7.26	$7.02
Total Return(b):	18.42%		(24.82)%	29.85%	(3.61)%	7.05%	(10.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,017		$11,635	$16,562	$13,062	$14,753	$13,901
Average net assets (000)	$12,512		$15,433	$17,429	$12,955	$13,815	$17,055
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.04%	1.01%	1.09%	1.03%	1.00%
Expenses before waivers and/or expense reimbursement	1.22	%(d)	1.18%	1.13%	1.26%	1.17%	1.13%
Net investment income (loss)	3.19	%(d)	3.20%	2.60%	1.97%	2.58%	2.44%
Portfolio turnover rate(e)	47%		99%	104%	128%	94%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.85		$8.70	$6.83	$7.27	$7.03	$8.04
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.24	0.25	0.16	0.21	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.94		(2.16)	1.78	(0.38)	0.27	(1.03)
Total from investment operations	1.06		(1.92)	2.03	(0.22)	0.48	(0.82)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.30)	(0.16)	(0.22)	(0.21)	(0.19)
Distributions from net realized gains	-		(0.63)	-	-	(0.03)	-
Total dividends and distributions	(0.27)		(0.93)	(0.16)	(0.22)	(0.24)	(0.19)
Net asset value, end of period	$6.64		$5.85	$8.70	$6.83	$7.27	$7.03
Total Return(b):	18.72%		(24.60)%	29.96%	(3.26)%	7.33%	(10.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,426		$36,684	$59,558	$18,837	$5,487	$36,552
Average net assets (000)	$46,206		$51,067	$37,941	$18,273	$23,216	$38,947
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78	%(d)	0.78%	0.78%	0.78%	0.78%	0.78%
Expenses before waivers and/or expense reimbursement	0.95	%(d)	0.96%	0.94%	1.05%	0.95%	0.95%
Net investment income (loss)	3.65	%(d)	3.38%	2.92%	2.33%	3.06%	2.61%
Portfolio turnover rate(e)	47%		99%	104%	128%	94%	114%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund	33

Notes to Financial Statements (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Quant Solutions International Equity Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

34

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Quant Solutions International Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial

36

statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are

PGIM Quant Solutions International Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

38

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative

Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.75% of average daily net assets up to $2 billion;	0.75%

0.70% of average daily net assets from $2 billion to $5 billion;

0.69% of average daily net assets over $5 billion

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary

PGIM Quant Solutions International Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	—
R6	0.78

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

40

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$7,965	$2
C	—	30

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$87,246,234	$86,515,905

PGIM Quant Solutions International Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 5,780,300	$ 3,665,014	$—	$ —	$2,115,286	2,115,286	$15,874

PGIM Institutional Money Market Fund(1)(b)(wi)

1,713,797	15,714,557	17,429,304	(1)	951	—	—	1,909	(2)
$1,713,797	$21,494,857	$21,094,318	$ (1)	$951	$2,115,286		$17,783

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$183,407,444	$23,132,623	$(12,492,573)	$10,640,050

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$20,088,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

42

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 700,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	100,000,000

B	5,000,000

C	100,000,000

Z	180,000,000

T	135,000,000

R6	180,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	90,135	5.0%

R6	5,079,010	66.9

PGIM Quant Solutions International Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	17.2%
Unaffiliated	2	25.0

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	97,644	$618,144
Shares issued in reinvestment of dividends and distributions	725,523	4,403,922
Shares purchased	(1,325,746)	(8,403,049)
Net increase (decrease) in shares outstanding before conversion	(502,579)	(3,380,983)
Shares issued upon conversion from other share class(es)	12,401	80,457
Shares purchased upon conversion into other share class(es)	(25,599)	(165,896)
Net increase (decrease) in shares outstanding	(515,777)	$(3,466,422)

Year ended October 31, 2022:
Shares sold	404,803	$2,911,633
Shares issued in reinvestment of dividends and distributions	2,336,663	17,408,142
Shares purchased	(2,591,505)	(18,139,350)
Net increase (decrease) in shares outstanding before conversion	149,961	2,180,425
Shares issued upon conversion from other share class(es)	42,923	299,039
Shares purchased upon conversion into other share class(es)	(69,077)	(504,976)
Net increase (decrease) in shares outstanding	123,807	$1,974,488

Class C
Six months ended April 30, 2023:
Shares sold	5,384	$32,519
Shares issued in reinvestment of dividends and distributions	5,223	30,087
Shares purchased	(33,899)	(204,693)
Net increase (decrease) in shares outstanding before conversion	(23,292)	(142,087)
Shares purchased upon conversion into other share class(es)	(12,703)	(77,584)
Net increase (decrease) in shares outstanding	(35,995)	$(219,671)

44

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	33,493	$238,119
Shares issued in reinvestment of dividends and distributions	30,506	215,681

Shares purchased	(66,948)	(415,404)
Net increase (decrease) in shares outstanding before conversion	(2,949)	38,396

Shares purchased upon conversion into other share class(es)	(40,820)	(272,886)

Net increase (decrease) in shares outstanding	(43,769)	$(234,490)

Class Z
Six months ended April 30, 2023:
Shares sold	200,066	$1,269,237
Shares issued in reinvestment of dividends and distributions	81,704	500,026

Shares purchased	(489,594)	(3,187,738)
Net increase (decrease) in shares outstanding before conversion	(207,824)	(1,418,475)
Shares issued upon conversion from other share class(es)	24,411	159,708

Shares purchased upon conversion into other share class(es)	(435)	(2,873)

Net increase (decrease) in shares outstanding	(183,848)	$(1,261,640)

Year ended October 31, 2022:
Shares sold	730,314	$5,112,983
Shares issued in reinvestment of dividends and distributions	223,258	1,676,667

Shares purchased	(918,453)	(6,181,648)
Net increase (decrease) in shares outstanding before conversion	35,119	608,002
Shares issued upon conversion from other share class(es)	58,857	440,756

Shares purchased upon conversion into other share class(es)	(5,659)	(33,978)

Net increase (decrease) in shares outstanding	88,317	$1,014,780

Class R6
Six months ended April 30, 2023:
Shares sold	1,924,330	$11,990,668
Shares issued in reinvestment of dividends and distributions	273,722	1,675,178

Shares purchased	(882,237)	(5,690,520)
Net increase (decrease) in shares outstanding before conversion	1,315,815	7,975,326

Shares issued upon conversion from other share class(es)	951	6,188

Net increase (decrease) in shares outstanding	1,316,766	$7,981,514

PGIM Quant Solutions International Equity Fund	45

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount
Year ended October 31, 2022:
Shares sold	1,776,069	$ 12,775,571
Shares issued in reinvestment of dividends and distributions	838,529	6,297,350
Shares purchased	(3,192,802)	(21,372,410)
Net increase (decrease) in shares outstanding before conversion	(578,204)	(2,299,489)

Shares issued upon conversion from other share class(es)	10,841	72,045

Net increase (decrease) in shares outstanding	(567,363)	$ (2,227,444)

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

46

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Core Style Risk: The Fund’s core investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM Quant Solutions International Equity Fund	47

Notes to Financial Statements  (unaudited) (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

48

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a

PGIM Quant Solutions International Equity Fund	49

Notes to Financial Statements  (unaudited) (continued)

group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

50

10.  Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Quant Solutions International Equity Fund	51

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Quant Solutions International Equity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS INTERNATIONAL EQUITY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJRAX	PJRCX	PJIZX	PJRQX

CUSIP	743969859	743969875	743969883	743969578

MF190E2

PGIM EMERGING MARKETS DEBT LOCAL

CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Local Currency Fund

June 15, 2023

PGIM Emerging Markets Debt Local Currency Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	14.04	1.59	-2.05	-2.25

Class C	13.55	3.23	-2.18	-2.68

Class Z	14.16	5.43	-1.08	-1.64

Class R6	14.20	5.50	-1.03	-1.56

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index

	16.06	6.56	-1.62	-1.77

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Emerging Markets Debt Local Currency Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	4.5

AA	4.9

A	24.7

BBB	35.7

BB	17.1

B	0.4

CCC	0.5

C	0.1

Not Rated	-0.5

Cash/Cash Equivalents	12.6

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.12	6.51	5.75

Class C	0.10	6.19	-0.03

Class Z	0.13	7.26	6.78

Class R6	0.13	7.26	6.38

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Emerging Markets Debt Local Currency Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,140.40	1.13%	$6.00

	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class C	Actual	$1,000.00	$1,135.50	1.88%	$9.95

	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class Z	Actual	$1,000.00	$1,141.60	0.72%	$3.82

	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Class R6	Actual	$1,000.00	$1,142.00	0.65%	$3.45

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 81.6%

CORPORATE BONDS 1.6%

Brazil 0.0%

JSM Global Sarl, Gtd. Notes, 144A	4.750%	10/20/30(d)		200	$38,725

Jamaica 0.1%

Digicel Ltd., Gtd. Notes (original cost $217,321; purchased 04/19/18)(f)	6.750	06/01/23		235	45,825

Malaysia 0.4%

Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		200	188,240

South Africa 0.8%

Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	197,786

Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24		200	197,413

					395,199

Supranational Bank 0.3%

European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.000	05/24/24	PLN	600	138,473

TOTAL CORPORATE BONDS (cost $1,202,186)					806,462

SOVEREIGN BONDS 80.0%

Angola 0.4%

Angolan Government International Bond, Sr. Unsec’d. Notes	9.500	11/12/25		200	197,350

Brazil 4.3%

Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		118	115,723
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	389,884
Notes, Series NTNB	6.000	05/15/35	BRL	1	107,820
Notes, Series NTNF	10.000	01/01/25	BRL	5	916,936
Notes, Series NTNF	10.000	01/01/27	BRL	3	564,544

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

SOVEREIGN BONDS (Continued)

Brazil (cont’d.)

Brazil Notas do Tesouro Nacional, (cont’d.) Notes, Series NTNF	10.000%	01/01/31	BRL	—	(r) $	35,934

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54		10,444

						2,141,285

Chile 1.2%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	115,000		137,257
Bonds, 144A	5.000	10/01/28	CLP	110,000		131,352
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000		179,478
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000		49,018
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000		112,044

						609,149

China 4.8%

China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	680		110,129
Bonds, Series INBK	1.990	04/09/25	CNH	6,890		986,588
Bonds, Series INBK	2.680	05/21/30	CNH	1,090		156,366
Bonds, Series INBK	2.850	06/04/27	CNH	3,370		491,671
Bonds, Series INBK	3.270	11/19/30	CNH	2,890		434,349
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,240		199,922

						2,379,025

Colombia 3.9%

Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000		42,846
Bonds, Series B	6.000	04/28/28	COP	1,221,000		207,553
Bonds, Series B	6.250	07/09/36	COP	1,644,000		218,764
Bonds, Series B	7.000	03/26/31	COP	2,281,200		369,184
Bonds, Series B	7.000	06/30/32	COP	2,648,100		413,502
Bonds, Series B	7.250	10/18/34	COP	1,405,800		212,690
Bonds, Series B	7.250	10/26/50	COP	210,000		27,274
Bonds, Series B	7.750	09/18/30	COP	500,000		86,124
Bonds, Series B	9.250	05/28/42	COP	1,094,100		182,078
Bonds, Series G	7.000	03/26/31	COP	759,800		123,519
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	222,981		39,483

						1,923,017

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Czech Republic 4.8%

Czech Republic Government Bond,
Bonds, Series 049	4.200%	12/04/36	CZK	2,950	$132,846
Bonds, Series 078	2.500	08/25/28	CZK	2,100	88,488
Bonds, Series 089	2.400	09/17/25	CZK	3,600	158,255
Bonds, Series 094	0.950	05/15/30	CZK	8,770	322,882
Bonds, Series 100	0.250	02/10/27	CZK	11,770	465,003
Bonds, Series 103	2.000	10/13/33	CZK	9,290	343,416
Bonds, Series 105	2.750	07/23/29	CZK	9,420	394,295
Bonds, Series 121	1.200	03/13/31	CZK	7,520	272,506
Bonds, Series 130	0.050	11/29/29	CZK	6,050	211,172

					2,388,863

Dominican Republic 0.2%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950	01/25/27		100	99,081

Hungary 4.3%

Hungary Government Bond,
Bonds, Series 26/D	2.750	12/22/26	HUF	226,920	532,078
Bonds, Series 26/E	1.500	04/22/26	HUF	198,840	460,326
Bonds, Series 26/F	1.500	08/26/26	HUF	65,380	148,710
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	98,419
Bonds, Series 28/A	6.750	10/22/28	HUF	74,510	201,871
Bonds, Series 28/B	4.500	03/23/28	HUF	20,430	50,489
Bonds, Series 29/A	2.000	05/23/29	HUF	128,070	269,568
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	70,625
Bonds, Series 32/A	4.750	11/24/32	HUF	45,870	108,387
Bonds, Series 34/A	2.250	06/22/34	HUF	55,760	99,941
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	37,721
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	51,482

					2,129,617

Indonesia 11.8%

Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,696,000	703,373
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	527,972
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	597,913
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	630,345
Bonds, Series 070	8.375	03/15/24	IDR	1,410,000	97,865
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	278,797
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	291,434

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Treasury Bond, (cont’d.)
Bonds, Series 073	8.750%	05/15/31	IDR	6,870,000	$527,697
Bonds, Series 075	7.500	05/15/38	IDR	3,754,000	268,387
Bonds, Series 078	8.250	05/15/29	IDR	6,284,000	467,552
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	142,961
Bonds, Series 081	6.500	06/15/25	IDR	993,000	68,067
Bonds, Series 082	7.000	09/15/30	IDR	8,415,000	589,368
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	533,151
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	94,019

					5,818,901

Malaysia 4.8%

Malaysia Government Bond,
Bonds, Series 115	3.955	09/15/25	MYR	680	155,065
Bonds, Series 118	3.882	03/14/25	MYR	567	128,817
Bonds, Series 120	4.065	06/15/50	MYR	880	192,489
Bonds, Series 219	3.885	08/15/29	MYR	2,015	457,236
Bonds, Series 222	4.696	10/15/42	MYR	755	185,264
Bonds, Series 317	4.762	04/07/37	MYR	842	204,632
Bonds, Series 411	4.232	06/30/31	MYR	280	64,766
Bonds, Series 413	3.844	04/15/33	MYR	390	87,361
Bonds, Series 417	3.899	11/16/27	MYR	1,830	417,989
Bonds, Series 419	3.828	07/05/34	MYR	810	180,325
Bonds, Series 519	3.757	05/22/40	MYR	910	197,376
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	90,864

					2,362,184

Mexico 9.1%

Mexican Bonos,
Bonds, Series M	5.500	03/04/27	MXN	30	147,290
Bonds, Series M	7.750	05/29/31	MXN	166	868,345
Bonds, Series M	8.000	11/07/47	MXN	68	338,725
Bonds, Series M	10.000	11/20/36	MXN	78	475,206
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	20	102,475
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	76	370,617
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	73	388,110

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico (cont’d.)

Mexican Udibonos,
Bonds, Series S	2.750%	11/27/31	MXN	4	$161,912
Bonds, Series S	4.500	12/04/25	MXN	40	1,676,089

					4,528,769

Peru 1.9%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	203,597
Bonds	6.900	08/12/37	PEN	260	66,015
Bonds	6.950	08/12/31	PEN	190	49,971
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	114,768
Sr. Unsec’d. Notes	5.400	08/12/34	PEN	1,080	245,193
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	393	96,943
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	61,349
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,777
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	125,718

					965,331

Philippines 0.2%

Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	95,213

Poland 7.0%

Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	308,392
Bonds, Series 0432	1.750	04/25/32	PLN	710	122,754
Bonds, Series 0725	3.250	07/25/25	PLN	4,301	976,827
Bonds, Series 0726	2.500	07/25/26	PLN	3,925	850,079
Bonds, Series 0728	7.500	07/25/28	PLN	830	212,865
Bonds, Series 1026	0.250	10/25/26	PLN	1,660	330,827
Bonds, Series 1029	2.750	10/25/29	PLN	2,420	486,483
Bonds, Series 1030	1.250	10/25/30	PLN	750	130,777
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	5.500	11/16/27		25	26,153

					3,445,157

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 3.0%

Romania Government Bond,
Bonds, Series 05YR	4.250%	04/28/36	RON	1,245	$206,106
Bonds, Series 07YR	2.500	10/25/27	RON	1,170	215,583
Bonds, Series 07YR	3.250	04/29/24	RON	750	162,854
Bonds, Series 07YR	4.850	04/22/26	RON	980	206,743
Bonds, Series 08YR	7.350	04/28/31	RON	540	121,017
Bonds, Series 10YR	6.700	02/25/32	RON	1,050	225,829
Bonds, Series 15YR	3.650	09/24/31	RON	1,270	220,212
Romanian Government International Bond,
Sr. Unsec’d. Notes	3.000	02/27/27		120	109,260

					1,467,604

Serbia 0.5%

Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	99,226
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500	01/11/26	RSD	9,460	86,396
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	50,436

					236,058

South Africa 11.2%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	17,645	863,616
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	12,440	579,434
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	13,864	635,771
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	9,088	390,417
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	6,530	283,306
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	9,460	392,415
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	2,955	121,469
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	26,169	1,504,109
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	137,909
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	480,613
Sr. Unsec’d. Notes, Series R214	6.500	02/28/41	ZAR	4,565	152,457

					5,541,516

Thailand 6.5%

Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	108,794
Bonds	2.000	06/17/42	THB	2,080	51,852
Bonds	2.875	12/17/28	THB	12,015	363,731

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Thailand (cont’d.)

Thailand Government Bond, (cont’d.)
Bonds	2.875%	06/17/46	THB	3,065	$85,999
Bonds	3.300	06/17/38	THB	8,815	270,326
Bonds	3.400	06/17/36	THB	9,585	298,851
Sr. Unsec’d. Notes	1.585	12/17/35	THB	3,120	80,775
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	70,198
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	24,167
Sr. Unsec’d. Notes	2.000	12/17/31	THB	24,635	693,699
Sr. Unsec’d. Notes	2.125	12/17/26	THB	8,340	244,922
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	195,443
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,659	242,305
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	486,626

					3,217,688

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	45,315

TOTAL SOVEREIGN BONDS
(cost $42,349,261)					39,591,123

TOTAL LONG-TERM INVESTMENTS
(cost $43,551,447)					40,397,585

			Shares

SHORT-TERM INVESTMENTS 14.9%

AFFILIATED MUTUAL FUND 10.6%

PGIM Core Government Money Market Fund (cost $5,245,699)(wj)				5,245,699	5,245,699

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(n) 4.2%
U.S. Treasury Bills (cost $2,100,777)	3.974%	09/07/23	2,130	$2,093,142

OPTIONS PURCHASED*~ 0.1%
(cost $68,485)				30,477

TOTAL SHORT-TERM INVESTMENTS
(cost $7,414,961)				7,369,318

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.5%
(cost $50,966,408)				47,766,903

OPTIONS WRITTEN*~ (0.2)%
(premiums received $123,969)				(89,822)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.3%
(cost $50,842,439)				47,677,081
Other assets in excess of liabilities(z) 3.7%				1,839,186

NET ASSETS 100.0%				$49,516,267

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RSD—Serbian Dinar

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

See Notes to Financial Statements.

16

TWD—New Taiwanese Dollar

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $217,321. The aggregate value of $45,825 is 0.1% of net assets.

(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs BRL	Call	MSI	09/20/23	6.00	—	230	$1,365
Currency Option USD vs CLP	Call	MSI	06/22/23	860.00	—	233	1,863
Currency Option USD vs COP	Call	MSI	05/08/23	6,600.00	—	2,500	—
Currency Option USD vs MXN	Call	MSI	06/02/23	20.25	—	974	532
Currency Option USD vs ZAR	Call	MSI	09/21/23	19.25	—	975	23,286
Currency Option USD vs ZAR	Call	MSI	09/21/23	20.00	—	230	3,377
Currency Option USD vs BRL	Put	MSI	05/17/23	4.25	—	695	1
Currency Option USD vs CLP	Put	HSBC	05/15/23	700.00	—	490	—
Currency Option USD vs CLP	Put	CITI	06/22/23	650.00	—	233	1
Currency Option USD vs COP	Put	CITI	05/18/23	4,100.00	—	462	6
Currency Option USD vs HUF	Put	MSI	05/09/23	300.00	—	394	1
Currency Option USD vs HUF	Put	MSI	05/18/23	300.00	—	489	7
Currency Option USD vs HUF	Put	MSI	05/18/23	300.00	—	462	6
Currency Option USD vs MXN	Put	MSI	05/18/23	17.00	—	463	26
Currency Option USD vs MXN	Put	MSI	06/02/23	16.00	—	974	4
Currency Option USD vs ZAR	Put	MSI	05/04/23	16.00	—	486	—
Currency Option USD vs ZAR	Put	MSI	05/11/23	15.50	—	488	—
Currency Option USD vs ZAR	Put	MSI	05/19/23	15.50	—	230	—
Currency Option USD vs ZAR	Put	MSI	05/19/23	15.50	—	975	2

Total Options Purchased (cost $68,485)							$30,477

See Notes to Financial Statements.

18

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs BRL	Put	MSI	05/17/23	5.15	—	695	$(23,529)
Currency Option USD vs CLP	Put	HSBC	05/15/23	800.00	—	490	(4,092)
Currency Option USD vs CLP	Put	MSI	06/22/23	790.00	—	233	(2,722)
Currency Option USD vs COP	Put	CITI	05/18/23	4,700.00	—	462	(6,426)
Currency Option USD vs HUF	Put	MSI	05/09/23	345.00	—	394	(8,061)
Currency Option USD vs HUF	Put	MSI	05/18/23	350.00	—	489	(15,828)
Currency Option USD vs HUF	Put	MSI	05/18/23	350.00	—	245	(7,930)
Currency Option USD vs MXN	Put	MSI	05/18/23	18.40	—	463	(10,756)
Currency Option USD vs ZAR	Put	MSI	05/04/23	17.60	—	486	(42)
Currency Option USD vs ZAR	Put	BOA	05/11/23	18.20	—	488	(3,554)
Currency Option USD vs ZAR	Put	MSI	05/19/23	18.00	—	230	(1,314)
Currency Option USD vs ZAR	Put	MSI	05/19/23	18.00	—	975	(5,568)

Total Options Written (premiums received $123,969)							$(89,822)

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
3	2 Year U.S. Treasury Notes	Jun. 2023	$618,492	$(5,930)
4	5 Year U.S. Treasury Notes	Jun. 2023	438,969	(9,855)

				$(15,785)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/23	BNYM	BRL	612	$124,294	$122,602	$—	$(1,692)
Expiring 05/03/23	CITI	BRL	15,080	2,854,252	3,020,272	166,020	—
Expiring 05/03/23	HSBC	BRL	483	91,727	96,825	5,098	—
Expiring 06/02/23	CITI	BRL	15,983	3,131,862	3,180,616	48,754	—
Chilean Peso,
Expiring 06/22/23	BARC	CLP	194,292	234,000	238,926	4,926	—
Expiring 06/22/23	UAG	CLP	191,233	237,000	235,164	—	(1,836)
Chinese Renminbi,
Expiring 05/23/23	BNP	CNH	4,928	716,155	712,857	—	(3,298)
Expiring 05/23/23	GSI	CNH	336	48,659	48,661	2	—
Expiring 05/23/23	HSBC	CNH	5,551	809,000	803,047	—	(5,953)
Expiring 05/23/23	HSBC	CNH	214	31,158	30,922	—	(236)
Expiring 05/23/23	JPM	CNH	3,032	440,000	438,661	—	(1,339)
Expiring 05/23/23	JPM	CNH	708	103,483	102,412	—	(1,071)
Colombian Peso,
Expiring 06/21/23	BARC	COP	4,529,108	935,936	952,104	16,168	—
Expiring 06/21/23	BARC	COP	2,420,462	500,301	508,827	8,526	—
Expiring 06/21/23	BNYM	COP	168,262	36,375	35,372	—	(1,003)
Expiring 06/21/23	DB	COP	2,974,269	615,695	625,248	9,553	—
Expiring 06/21/23	HSBC	COP	373,479	78,380	78,513	133	—
Expiring 06/21/23	MSI	COP	2,622,167	539,685	551,229	11,544	—
Czech Koruna,
Expiring 07/19/23	BARC	CZK	5,568	261,971	259,782	—	(2,189)
Expiring 07/19/23	JPM	CZK	4,726	219,288	220,512	1,224	—
Egyptian Pound,
Expiring 07/26/23	MSI	EGP	3,058	83,357	83,220	—	(137)
Expiring 01/10/24	CITI	EGP	1,981	61,346	47,537	—	(13,809)
Expiring 01/10/24	CITI	EGP	703	20,562	16,861	—	(3,701)
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	141,092	408,833	409,871	1,038	—
Expiring 07/19/23	HSBC	HUF	123,894	347,480	357,165	9,685	—
Expiring 07/19/23	JPM	HUF	84,338	238,324	243,134	4,810	—
Expiring 07/19/23	JPM	HUF	82,637	236,038	238,228	2,190	—
Expiring 07/19/23	TD	HUF	131,284	377,308	378,470	1,162	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	65,823	799,000	803,118	4,118	—
Expiring 06/21/23	CITI	INR	10,063	122,743	122,781	38	—
Expiring 06/21/23	JPM	INR	33,588	405,000	409,810	4,810	—
Expiring 06/21/23	MSI	INR	102,036	1,237,951	1,244,951	7,000	—
Expiring 06/21/23	UAG	INR	10,063	122,705	122,781	76	—
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	507,447	32,802	34,565	1,763	—

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/21/23	HSBC	IDR	1,616,920	$106,833	$110,138	$3,305	$—
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	3,888	1,086,521	1,073,235	—	(13,286)
Expiring 06/21/23	CITI	ILS	2,258	630,691	623,275	—	(7,416)
Expiring 06/21/23	HSBC	ILS	121	33,914	33,516	—	(398)
Expiring 06/21/23	MSI	ILS	1,804	504,801	498,119	—	(6,682)
Malaysian Ringgit,
Expiring 06/21/23	BARC	MYR	9,799	2,179,311	2,211,260	31,949	—
Expiring 06/21/23	BARC	MYR	406	92,780	91,712	—	(1,068)
Expiring 06/21/23	MSI	MYR	305	69,472	68,782	—	(690)
Mexican Peso,
Expiring 06/21/23	HSBC	MXN	1,642	87,800	90,285	2,485	—
Expiring 06/21/23	JPM	MXN	27,192	1,480,612	1,495,564	14,952	—
New Taiwanese Dollar,
Expiring 06/21/23	MSI	TWD	17,655	581,000	576,650	—	(4,350)
Expiring 06/21/23	MSI	TWD	12,816	422,000	418,593	—	(3,407)
Expiring 06/21/23	MSI	TWD	10,479	346,340	342,268	—	(4,072)
Philippine Peso,
Expiring 06/21/23	CITI	PHP	28,877	527,000	521,095	—	(5,905)
Expiring 06/21/23	CITI	PHP	20,627	379,000	372,226	—	(6,774)
Expiring 06/21/23	JPM	PHP	17,108	315,060	308,724	—	(6,336)
Polish Zloty,
Expiring 07/19/23	GSI	PLN	288	69,135	68,894	—	(241)
Expiring 07/19/23	TD	PLN	1,137	272,000	271,968	—	(32)
Romanian Leu,
Expiring 05/03/23	JPM	RON	516	115,419	115,457	38	—
Expiring 07/19/23	BARC	RON	460	102,622	102,674	52	—
Expiring 07/19/23	CITI	RON	1,935	428,975	432,015	3,040	—
Singapore Dollar,
Expiring 06/21/23	BOA	SGD	797	597,000	598,296	1,296	—
South African Rand,
Expiring 06/21/23	GSI	ZAR	990	53,905	53,849	—	(56)
Expiring 06/21/23	HSBC	ZAR	10,912	583,717	593,556	9,839	—
Expiring 06/21/23	HSBC	ZAR	1,950	105,790	106,081	291	—
Expiring 06/21/23	JPM	ZAR	1,402	74,838	76,268	1,430	—
Expiring 06/21/23	JPM	ZAR	1,303	72,934	70,858	—	(2,076)
Expiring 06/21/23	MSI	ZAR	5,892	324,000	320,509	—	(3,491)
Expiring 06/21/23	TD	ZAR	4,814	263,999	261,867	—	(2,132)
Expiring 06/21/23	TD	ZAR	1,529	83,129	83,189	60	—
South Korean Won,
Expiring 06/21/23	CITI	KRW	417,953	322,000	313,418	—	(8,582)
Expiring 06/21/23	HSBC	KRW	537,071	412,000	402,744	—	(9,256)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/23	SCB	KRW	736,257	$567,000	$552,111	$—	$(14,889)
Expiring 06/21/23	UAG	KRW	375,775	286,000	281,790	—	(4,210)
Thai Baht,
Expiring 06/21/23	CITI	THB	5,373	154,002	158,213	4,211	—
Expiring 06/21/23	GSI	THB	11,896	347,000	350,245	3,245	—
Expiring 06/21/23	GSI	THB	9,747	284,000	286,974	2,974	—
Expiring 06/21/23	GSI	THB	2,220	65,414	65,359	—	(55)
Expiring 06/21/23	HSBC	THB	1,965	57,546	57,849	303	—
Expiring 06/21/23	MSI	THB	28,038	805,880	825,541	19,661	—
Expiring 06/21/23	SCB	THB	12,831	375,000	377,800	2,800	—
Turkish Lira,
Expiring 06/21/23	JPM	TRY	4,216	209,098	190,660	—	(18,438)

				$32,378,208	$32,628,671	410,569	(160,106)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	877	$590,282	$582,061	$8,221	$—
Brazilian Real,
Expiring 05/03/23	CITI	BRL	15,983	3,151,190	3,201,062	—	(49,872)
Expiring 05/03/23	CITI	BRL	193	37,867	38,637	—	(770)
Expiring 06/02/23	CITI	BRL	477	94,617	94,847	—	(230)
Chilean Peso,
Expiring 06/22/23	BNP	CLP	161,252	195,197	198,296	—	(3,099)
Expiring 06/22/23	CITI	CLP	99,562	123,000	122,434	566	—
Expiring 06/22/23	CITI	CLP	94,456	116,000	116,155	—	(155)
Expiring 06/22/23	MSI	CLP	95,664	116,000	117,640	—	(1,640)
Expiring 06/22/23	UAG	CLP	422,995	522,642	520,167	2,475	—
Expiring 06/22/23	UAG	CLP	190,059	233,000	233,721	—	(721)
Expiring 06/22/23	UAG	CLP	176,262	218,250	216,753	1,497	—
Expiring 06/22/23	UAG	CLP	100,164	123,000	123,175	—	(175)
Chinese Renminbi,
Expiring 05/23/23	BOA	CNH	840	122,000	121,581	419	—
Expiring 05/23/23	GSI	CNH	1,447	210,968	209,352	1,616	—
Expiring 05/23/23	HSBC	CNH	4,262	614,000	616,587	—	(2,587)
Expiring 05/23/23	HSBC	CNH	165	24,047	23,853	194	—
Expiring 05/23/23	JPM	CNH	3,864	562,000	558,921	3,079	—
Expiring 05/23/23	MSI	CNH	15,457	2,258,316	2,235,982	22,334	—

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/23/23	SCB	CNH	4,395	$635,000	$635,766	$—	$(766)
Colombian Peso,
Expiring 06/21/23	CITI	COP	1,318,383	287,000	277,149	9,851	—
Expiring 06/21/23	GSI	COP	1,328,305	284,000	279,235	4,765	—
Expiring 06/21/23	MSI	COP	1,171,554	236,000	246,283	—	(10,283)
Expiring 06/21/23	MSI	COP	900,304	184,000	189,261	—	(5,261)
Euro,
Expiring 07/19/23	BNP	EUR	593	658,580	656,240	2,340	—
Expiring 07/19/23	BNYM	EUR	567	624,197	627,579	—	(3,382)
Expiring 07/19/23	MSI	EUR	582	638,514	644,400	—	(5,886)
Hungarian Forint,
Expiring 06/21/23	TD	HUF	97,803	284,000	284,115	—	(115)
Expiring 07/19/23	GSI	HUF	35,881	103,758	103,440	318	—
Expiring 07/19/23	HSBC	HUF	35,649	101,118	102,770	—	(1,652)
Indian Rupee,
Expiring 06/21/23	BOA	INR	51,990	625,000	634,339	—	(9,339)
Expiring 06/21/23	JPM	INR	34,593	415,730	422,073	—	(6,343)
Expiring 06/21/23	JPM	INR	22,359	270,000	272,802	—	(2,802)
Expiring 06/21/23	JPM	INR	10,034	122,000	122,425	—	(425)
Expiring 06/21/23	MSI	INR	43,067	518,000	525,461	—	(7,461)
Expiring 06/21/23	SCB	INR	9,574	115,000	116,812	—	(1,812)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	10,012,671	667,000	682,023	—	(15,023)
Expiring 06/21/23	CITI	IDR	1,625,117	110,816	110,697	119	—
Expiring 06/21/23	HSBC	IDR	5,133,711	330,000	349,688	—	(19,688)
Israeli Shekel,
Expiring 06/21/23	BARC	ILS	1,228	337,500	339,120	—	(1,620)
Expiring 06/21/23	BARC	ILS	740	202,500	204,239	—	(1,739)
Expiring 06/21/23	BOA	ILS	1,717	482,000	474,077	7,923	—
Expiring 06/21/23	CITI	ILS	1,700	470,000	469,195	805	—
Mexican Peso,
Expiring 06/21/23	CITI	MXN	2,923	156,183	160,767	—	(4,584)
Expiring 06/21/23	JPM	MXN	9,189	476,000	505,361	—	(29,361)
Expiring 06/21/23	JPM	MXN	8,974	488,000	493,576	—	(5,576)
Expiring 06/21/23	SSB	MXN	500	27,508	27,500	8	—
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	377	234,883	233,160	1,723	—
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	424	111,522	114,030	—	(2,508)
Expiring 06/21/23	HSBC	PEN	769	204,000	206,756	—	(2,756)
Expiring 06/21/23	SCB	PEN	460	120,737	123,780	—	(3,043)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/21/23	JPM	PHP	55,065	$997,008	$993,671	$3,337	$—
Expiring 06/21/23	SCB	PHP	35,108	640,000	633,534	6,466	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	3,706	875,759	886,287	—	(10,528)
Expiring 07/19/23	MSI	PLN	3,286	770,246	785,953	—	(15,707)
Romanian Leu,
Expiring 07/19/23	JPM	RON	516	115,231	115,283	—	(52)
Expiring 07/19/23	JPM	RON	498	111,092	111,196	—	(104)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	590	445,000	442,828	2,172	—
Expiring 06/21/23	BOA	SGD	994	748,000	746,500	1,500	—
Expiring 06/21/23	HSBC	SGD	699	530,000	524,870	5,130	—
Expiring 06/21/23	HSBC	SGD	532	394,183	399,202	—	(5,019)
Expiring 06/21/23	JPM	SGD	699	525,000	525,090	—	(90)
Expiring 06/21/23	MSI	SGD	607	456,000	455,805	195	—
South African Rand,
Expiring 06/21/23	BOA	ZAR	1,231	66,627	66,968	—	(341)
Expiring 06/21/23	CITI	ZAR	602	32,373	32,737	—	(364)
Expiring 06/21/23	HSBC	ZAR	2,134	117,000	116,102	898	—
Expiring 06/21/23	JPM	ZAR	4,368	243,000	237,585	5,415	—
Expiring 06/21/23	JPM	ZAR	4,163	227,000	226,419	581	—
Expiring 06/21/23	MSI	ZAR	4,487	246,000	244,069	1,931	—
Expiring 06/21/23	MSI	ZAR	2,139	117,000	116,363	637	—
South Korean Won,
Expiring 06/21/23	BOA	KRW	449,760	337,000	337,270	—	(270)
Expiring 06/21/23	CITI	KRW	1,795,000	1,366,723	1,346,051	20,672	—
Expiring 06/21/23	CITI	KRW	152,716	118,000	114,520	3,480	—
Expiring 06/21/23	CITI	KRW	145,555	112,000	109,150	2,850	—
Expiring 06/21/23	GSI	KRW	477,971	363,000	358,425	4,575	—
Expiring 06/21/23	JPM	KRW	470,362	359,000	352,719	6,281	—
Expiring 06/21/23	JPM	KRW	441,701	335,000	331,227	3,773	—
Expiring 06/21/23	JPM	KRW	404,064	302,000	303,003	—	(1,003)
Expiring 06/21/23	JPM	KRW	177,802	136,000	133,332	2,668	—
Expiring 06/21/23	MSI	KRW	398,069	297,000	298,508	—	(1,508)
Expiring 06/21/23	MSI	KRW	306,174	233,000	229,596	3,404	—
Expiring 06/21/23	SCB	KRW	451,333	343,000	338,450	4,550	—
Expiring 06/21/23	SSB	KRW	497,463	374,001	373,043	958	—
Expiring 06/21/23	SSB	KRW	478,159	359,000	358,566	434	—
Expiring 06/21/23	SSB	KRW	161,991	123,000	121,475	1,525	—
Thai Baht,
Expiring 06/21/23	BOA	THB	21,658	623,000	637,695	—	(14,695)
Expiring 06/21/23	HSBC	THB	3,912	114,000	115,175	—	(1,175)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/21/23	JPM	THB	1,585	$46,848	$46,669	$179	$—
Expiring 06/21/23	MSI	THB	17,327	506,000	510,173	—	(4,173)
Expiring 06/21/23	SCB	THB	6,479	186,000	190,767	—	(4,767)

				$34,123,013	$34,231,619	151,864	(260,470)

						$562,433	$(420,576)

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	258	CZK	6,115	$89	$—	MSI
07/19/23	Buy	EUR	412	HUF	159,958	—	(5,386)	BOA
07/19/23	Buy	JPY	32,612	EUR	224	—	(5,564)	BOA
07/19/23	Buy	PLN	1,381	EUR	297	1,525	—	BOA

						$1,614	$(10,950)

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	1,160	$76,596	$68,715	$(7,881)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	1,374	01/02/24	4.590%(T)	1 Day BROIS(2)(T)/0.051%	$—	$(44,509)	$(44,509)
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)/0.051%	—	(47,614)	(47,614)
BRL	2,677	01/02/25	11.675%(T)	1 Day BROIS(2)(T)/0.051%	—	(7,809)	(7,809)
BRL	7,015	01/02/25	12.548%(T)	1 Day BROIS(2)(T)/0.051%	—	9,713	9,713
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/0.051%	—	(33,851)	(33,851)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/0.051%	—	(50,681)	(50,681)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/0.051%	343	(1,899)	(2,242)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/0.051%	—	(2,846)	(2,846)
BRL	3,099	01/04/27	11.800%(T)	1 Day BROIS(2)(T)/0.051%	—	(687)	(687)
BRL	2,235	01/04/27	12.500%(T)	1 Day BROIS(2)(T)/0.051%	—	10,253	10,253
BRL	1,574	01/04/27	12.503%(T)	1 Day BROIS(2)(T)/0.051%	—	6,968	6,968
BRL	5,351	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/0.051%	(33,235)	(28,175)	5,060

See Notes to Financial Statements.

26

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	2,510	01/04/27	12.688%(T)	1 Day BROIS(2)(T)/0.051%	$—	$14,729	$14,729
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/0.051%	—	(5,519)	(5,519)
CLP	618,410	06/22/25	6.684%(S)	1 Day CLOIS(1)(S)/11.250%	2,406	7,776	5,370
CLP	514,380	06/22/25	6.953%(S)	1 Day CLOIS(1)(S)/11.250%	—	3,317	3,317
CLP	660,000	06/22/25	7.198%(S)	1 Day CLOIS(1)(S)/11.250%	—	580	580
CLP	259,740	06/22/25	7.520%(S)	1 Day CLOIS(1)(S)/11.250%	—	(1,680)	(1,680)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/11.250%	(601)	(468)	133
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	(4,011)	(4,011)
CNH	4,547	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(2,265)	(382)	1,883
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	3,211	3,211
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)/12.086%	—	(9,947)	(9,947)
COP	1,382,980	06/15/27	8.230%(Q)	1 Day COOIS(2)(Q)/12.086%	(5,728)	(12,582)	(6,854)
COP	2,065,890	09/21/27	9.200%(Q)	1 Day COOIS(1)(Q)/12.086%	(154)	3,271	3,425
COP	363,880	11/04/27	11.300%(Q)	1 Day COOIS(1)(Q)/12.086%	—	(5,398)	(5,398)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/12.086%	—	(1,443)	(1,443)
COP	1,416,700	12/21/27	10.187%(Q)	1 Day COOIS(1)(Q)/12.086%	447	(9,336)	(9,783)
COP	1,047,000	12/21/27	10.960%(Q)	1 Day COOIS(1)(Q)/12.086%	—	(13,377)	(13,377)
COP	1,081,990	12/21/27	11.966%(Q)	1 Day COOIS(1)(Q)/12.086%	—	(22,534)	(22,534)
COP	1,700,665	03/15/28	9.098%(Q)	1 Day COOIS(1)(Q)/12.086%	9,888	2,113	(7,775)
COP	3,728,230	06/21/28	10.317%(Q)	1 Day COOIS(1)(Q)/12.086%	(19,401)	(37,057)	(17,656)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/12.086%	$—	$(6,618)	$(6,618)
CZK	29,942	06/21/28	4.608%(A)	6 Month PRIBOR(2)(S)/7.210%	(5,292)	(2,212)	3,080
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/7.210%	—	(61,381)	(61,381)
HUF	157,860	09/03/26	2.660%(A)	6 Month BUBOR(1)(S)/15.820%	5,523	94,947	89,424
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/15.820%	—	48,218	48,218
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/3.520%	(784)	(1,343)	(559)
KRW	2,200,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/3.520%	88,207	76,078	(12,129)
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/3.520%	(4,884)	(5,947)	(1,063)
KRW	3,330,000	03/15/28	3.100%(Q)	3 Month KWCDC(2)(Q)/3.520%	(15,914)	(6,142)	9,772
MXN	44,000	06/18/25	10.240%(M)	28 Day Mexican Interbank Rate(1)(M)/11.550%	1,131	(25,307)	(26,438)
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	(8,744)	(90,438)	(81,694)
MXN	124	06/09/27	8.543%(M)	28 Day Mexican Interbank Rate(1)(M)/11.550%	71	37	(34)
MXN	4,906	12/15/27	8.535%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	(696)	(696)

See Notes to Financial Statements.

28

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	8,450	03/08/28	8.109%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	$—	$(8,544)	$(8,544)
MXN	8,470	03/08/28	8.455%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	(2,043)	(2,043)
MXN	6,775	03/08/28	8.475%(M)	28 Day Mexican Interbank Rate(1)(M)/11.550%	12,494	1,333	(11,161)
MXN	7,550	06/14/28	8.330%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	(730)	(730)
MXN	12,500	06/14/28	8.417%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	1,393	1,186	(207)
MXN	18,340	06/14/28	8.568%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	(738)	7,883	8,621
MXN	6,630	06/14/28	8.653%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	4,091	4,091
MXN	12,350	06/14/28	8.660%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	7,811	7,811
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	(28,292)	(27,709)	583
MXN	4,450	07/24/31	6.780%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	(23,672)	(23,672)
PLN	2,450	10/05/23	1.350%(A)	6 Month WIBOR(1)(S)/6.960%	—	12,452	12,452

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,450	10/05/23	1.375%(A)	6 Month WIBOR(1)(S)/6.960%	$—	$12,308	$12,308
PLN	2,360	12/15/23	2.400%(A)	6 Month WIBOR(1)(S)/6.960%	—	26,242	26,242
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)/6.960%	—	(39,909)	(39,909)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/6.960%	—	9,118	9,118
PLN	2,730	09/08/25	0.637%(A)	6 Month WIBOR(2)(S)/6.960%	(1,821)	(79,946)	(78,125)
PLN	1,186	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/6.960%	(15,196)	(1,515)	13,681
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/6.960%	—	12,013	12,013
PLN	4,830	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/6.960%	(15,532)	(85,237)	(69,705)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/6.960%	—	28,527	28,527
PLN	1,970	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/6.960%	—	61,634	61,634
PLN	2,235	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/6.960%	25,751	27,457	1,706
PLN	1,912	06/21/28	5.174%(A)	6 Month WIBOR(2)(S)/6.960%	—	(4,426)	(4,426)
PLN	1,021	06/21/28	5.305%(A)	6 Month WIBOR(2)(S)/6.960%	—	(1,017)	(1,017)
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/6.960%	—	40,759	40,759

See Notes to Financial Statements.

30

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/6.960%	$—	$(6,286)	$(6,286)
ZAR	21,502	03/30/25	7.800%(Q)	3 Month JIBAR(1)(Q)/7.958%	7	8,176	8,169
ZAR	27,470	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/7.958%	—	92	92
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/7.958%	(7,510)	(22,777)	(15,267)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/7.958%	5,758	6,677	919
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/7.958%	(3,644)	(2,943)	701
ZAR	19,350	09/21/27	8.280%(Q)	3 Month JIBAR(1)(Q)/7.958%	1,025	1,254	229
ZAR	3,900	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/7.958%	(1,108)	(4,245)	(3,137)
ZAR	1,451	03/15/28	7.766%(Q)	3 Month JIBAR(1)(Q)/7.958%	749	2,040	1,291
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/7.958%	(40)	(15,709)	(15,669)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/7.958%	93	36,404	36,311
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/7.958%	1,662	35,433	33,771
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/7.958%	5,064	24,689	19,625
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/7.958%	(11)	(872)	(861)
ZAR	12,166	03/15/33	8.715%(Q)	3 Month JIBAR(2)(Q)/7.958%	9,772	(26,015)	(35,787)
ZAR	5,848	03/30/33	9.110%(Q)	3 Month JIBAR(2)(Q)/7.958%	(14)	(4,404)	(4,390)

					$876	$(251,098)	$(251,974)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
MYR 2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/3.510%	$4,485	$(11)	$4,496	GSI

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR 3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/3.510%	$1,928	$(13)	$1,941	JPM
MYR 3,750	06/21/28	3.454%(Q)	3 Month KLIBOR(2)(Q)/3.510%	332	—	332	BOA
MYR 4,100	06/21/28	3.507%(Q)	3 Month KLIBOR(2)(Q)/3.510%	2,537	—	2,537	BOA

				$9,282	$(24)	$9,306

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(24)	$9,306	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$760,000	$—
JPS	170,000	—

Total	$930,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

32

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Brazil	$—	$38,725	$—
Jamaica	—	45,825	—
Malaysia	—	188,240	—
South Africa	—	395,199	—
Supranational Bank	—	138,473	—
Sovereign Bonds
Angola	—	197,350	—
Brazil	—	2,141,285	—
Chile	—	609,149	—
China	—	2,379,025	—
Colombia	—	1,923,017	—
Czech Republic	—	2,388,863	—
Dominican Republic	—	99,081	—
Hungary	—	2,129,617	—
Indonesia	—	5,818,901	—
Malaysia	—	2,362,184	—
Mexico	—	4,528,769	—
Peru	—	965,331	—
Philippines	—	95,213	—
Poland	—	3,445,157	—
Romania	—	1,467,604	—
Serbia	—	236,058	—
South Africa	—	5,541,516	—
Thailand	—	3,217,688	—
Uruguay	—	45,315	—
Short-Term Investments
Affiliated Mutual Fund	5,245,699	—	—
U.S. Treasury Obligation	—	2,093,142	—
Options Purchased	—	30,477	—

Total	$5,245,699	$42,521,204	$—

Liabilities
Options Written	$—	$(89,822)	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$562,433	$—
OTC Cross Currency Exchange Contracts	—	1,614	—
Centrally Cleared Interest Rate Swap Agreements	—	555,790	—
OTC Interest Rate Swap Agreements	—	9,282	—

Total	$—	$1,129,119	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(15,785)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(420,576)	—
OTC Cross Currency Exchange Contracts	—	(10,950)	—
Centrally Cleared Credit Default Swap Agreement	—	(7,881)	—
Centrally Cleared Interest Rate Swap Agreements	—	(807,764)	—

Total	$(15,785)	$(1,247,171)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Sovereign Bonds	80.0%
Affiliated Mutual Fund	10.6
U.S. Treasury Obligation	4.2
Electric	0.4
Chemicals	0.4
Lodging	0.4
Multi-National	0.3
Telecommunications	0.1
Options Purchased	0.1
Retail	0.0 *

96.5
Options Written	(0.2)
Other assets in excess of liabilities	3.7

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

34

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$7,881	*
Foreign exchange contracts	Unaffiliated investments	30,477		Options written outstanding, at value	89,822
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,614		Unrealized depreciation on OTC cross currency exchange contracts	10,950
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	562,433		Unrealized depreciation on OTC forward foreign currency exchange contracts	420,576
Interest rate contracts	—	—		Due from/to broker-variation margin futures	15,785	*
Interest rate contracts	Due from/to broker-variation margin swaps	555,790	*	Due from/to broker-variation margin swaps	807,764	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	24
Interest rate contracts	Unrealized appreciation on OTC swap agreements	9,306		—	—

		$1,159,620			$1,352,802

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$9,747
Foreign exchange contracts	(49,857)	90,080	—	418,322	—
Interest rate contracts	—	—	39,867	—	(80,413)

Total	$(49,857)	$90,080	$39,867	$418,322	$(70,666)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(7,622)
Foreign exchange contracts	(74,779)	61,373	—	(47,641)	—
Interest rate contracts	—	—	(58,419)	—	(226,470)

Total	$(74,779)	$61,373	$(58,419)	$(47,641)	$(234,092)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 38,101

Options Written (2)	5,216,340

Futures Contracts - Short Positions (2)	1,327,078

Forward Foreign Currency Exchange Contracts - Purchased (3)	30,944,548

Forward Foreign Currency Exchange Contracts - Sold (3)	26,880,776

Cross Currency Exchange Contracts (4)	1,057,068

Interest Rate Swap Agreements (2)	39,460,560

Credit Default Swap Agreements - Buy Protection (2)	466,667

Credit Default Swap Agreements - Sell Protection (2)	301,202

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$63,793	$(9,124)	$54,669	$—	$54,669
BNP	2,340	(6,397)	(4,057)	—	(4,057)

See Notes to Financial Statements.

36

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNYM	$—	$(6,077)	$(6,077)	$—	$(6,077)
BOA	20,688	(54,172)	(33,484)	—	(33,484)
CITI	260,413	(132,402)	128,011	—	128,011
DB	9,553	—	9,553	—	9,553
GSI	23,754	(363)	23,391	—	23,391
HSBC	37,361	(52,812)	(15,451)	—	(15,451)
JPM	56,708	(75,029)	(18,321)	—	(18,321)
MSI	107,209	(150,498)	(43,289)	—	(43,289)
SCB	13,816	(25,277)	(11,461)	—	(11,461)
SSB	2,925	—	2,925	—	2,925
TD	1,222	(2,279)	(1,057)	—	(1,057)
UAG	4,048	(6,942)	(2,894)	—	(2,894)

	$603,830	$(521,372)	$82,458	$—	$82,458

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    37

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value:
Unaffiliated investments (cost $45,720,709)	$42,521,204
Affiliated investments (cost $5,245,699)	5,245,699
Foreign currency, at value (cost $272,989)	278,288
Deposit with broker for centrally cleared/exchange-traded derivatives	930,000
Dividends and interest receivable	792,665
Unrealized appreciation on OTC forward foreign currency exchange contracts	562,433
Receivable for Fund shares sold	71,097
Tax reclaim receivable	64,029
Receivable for investments sold	22,042
Due from broker—variation margin swaps	10,340
Unrealized appreciation on OTC swap agreements	9,306
Unrealized appreciation on OTC cross currency exchange contracts	1,614
Prepaid expenses and other assets	3,995

Total Assets	50,512,712

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	420,576
Payable for investments purchased	333,353
Options written outstanding, at value (premiums received $123,969)	89,822
Payable for Fund shares purchased	67,975
Accrued expenses and other liabilities	32,629
Custodian and accounting fee payable	32,306
Unrealized depreciation on OTC cross currency exchange contracts	10,950
Management fee payable	5,189
Due to broker—variation margin futures	1,342
Directors’ fees payable	798
Distribution fee payable	592
Affiliated transfer agent fee payable	591
Payable to custodian	291
Premiums received for OTC swap agreements	24
Dividends payable	7

Total Liabilities	996,445

Net Assets	$49,516,267

Net assets were comprised of:
Common stock, at par	$103
Paid-in capital in excess of par	65,298,819
Total distributable earnings (loss)	(15,782,655)

Net assets, April 30, 2023	$49,516,267

See Notes to Financial Statements.

38

Class A

Net asset value and redemption price per share, ($2,411,827 ÷ 508,138 shares of common stock issued and outstanding)	$4.75
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$4.91

Class C

Net asset value, offering price and redemption price per share, ($130,024 ÷ 27,204 shares of common stock issued and outstanding)	$4.78

Class Z

Net asset value, offering price and redemption price per share, ($44,694,942 ÷ 9,333,070 shares of common stock issued and outstanding)	$4.79

Class R6

Net asset value, offering price and redemption price per share, ($2,279,474 ÷ 476,111 shares of common stock issued and outstanding)	$4.79

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    39

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Interest income (net of $13,505 foreign withholding tax)	$1,058,115
Unaffiliated dividend income (net of $149 foreign withholding tax)	43,242
Affiliated dividend income	24,802

Total income	1,126,159

Expenses
Management fee	123,366
Distribution fee(a)	3,532
Custodian and accounting fees	35,447
Audit fee	31,836
Transfer agent’s fees and expenses (including affiliated expense of $2,424)(a)	17,125
Registration fees(a)	15,524
Professional fees	11,638
Fund data services	10,160
Shareholders’ reports	9,476
Directors’ fees	4,934
Miscellaneous	4,575

Total expenses	267,613
Less: Fee waiver and/or expense reimbursement(a)	(125,984)

Net expenses	141,629

Net investment income (loss)	984,530

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(502,576)
Futures transactions	39,867
Forward and cross currency contract transactions	418,322
Options written transactions	90,080
Swap agreement transactions	(70,666)
Foreign currency transactions	(386,833)

(411,806)

Net change in unrealized appreciation (depreciation) on:
Investments	4,014,687
Futures	(58,419)
Forward and cross currency contracts	(47,641)
Options written	61,373
Swap agreements	(234,092)
Foreign currencies	8,514

3,744,422

Net gain (loss) on investment and foreign currency transactions	3,332,616

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,317,146

See Notes to Financial Statements.

40

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	2,926	606	—	—
Transfer agent’s fees and expenses	2,459	467	14,068	131
Registration fees	3,865	3,245	5,179	3,235
Fee waiver and/or expense reimbursement	(10,687)	(3,940)	(103,633)	(7,724)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    41

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$984,530	$1,987,116
Net realized gain (loss) on investment and foreign currency transactions	(411,806)	(7,259,546)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,744,422	(3,858,356)

Net increase (decrease) in net assets resulting from operations	4,317,146	(9,130,786)

Dividends and Distributions
Distributions from distributable earnings
Class A	(59,312)	(32,039)
Class C	(2,633)	(1,359)
Class Z	(920,921)	(495,733)
Class R6	(41,333)	(25,551)

	(1,024,199)	(554,682)

Tax return of capital distributions
Class A	—	(85,763)
Class C	—	(3,638)
Class Z	—	(1,326,945)
Class R6	—	(68,392)

	—	(1,484,738)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,726,541	13,758,267
Net asset value of shares issued in reinvestment of dividends and distributions	1,023,971	2,038,819
Cost of shares purchased	(2,385,044)	(33,752,375)

Net increase (decrease) in net assets from Fund share transactions	19,365,468	(17,955,289)

Total increase (decrease)	22,658,415	(29,125,495)

Net Assets:

Beginning of period	26,857,852	55,983,347

End of period	$49,516,267	$26,857,852

See Notes to Financial Statements.

42

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.27		$5.45		$5.57	$6.07	$5.52	$6.40
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.20		0.22	0.24	0.30	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.49		(1.17)		(0.09)	(0.47)	0.57	(0.86)
Total from investment operations	0.60		(0.97)		0.13	(0.23)	0.87	(0.53)
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.04)		(0.25)	-	(0.31)	-
Tax return of capital distributions	-		(0.17)		-	(0.27)	(0.01)	(0.35)
Total dividends and distributions	(0.12)		(0.21)		(0.25)	(0.27)	(0.32)	(0.35)
Net asset value, end of period	$4.75		$4.27		$5.45	$5.57	$6.07	$5.52
Total Return(b):	14.04%		(18.18)%		2.19%	(3.75)%	16.14%	(8.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,412		$2,151		$3,489	$3,853	$3,692	$3,146
Average net assets (000)	$2,360		$2,762		$3,950	$3,518	$3,223	$4,105
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13	%(d)	1.14	%(e)	1.13%	1.13%	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	2.04	%(d)	1.90	%(e)	1.67%	2.04%	2.03%	2.16%
Net investment income (loss)	4.81	%(d)	4.13%		3.75%	4.24%	5.13%	5.34%
Portfolio turnover rate(f)	10%		26%		35%	64%	69%	113%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    43

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.30		$5.49		$5.61	$6.11	$5.56	$6.46
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17		0.18	0.20	0.26	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.49		(1.19)		(0.09)	(0.47)	0.57	(0.88)
Total from investment operations	0.58		(1.02)		0.09	(0.27)	0.83	(0.59)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		-		(0.21)	-	(0.27)	-
Tax return of capital distributions	-		(0.17)		-	(0.23)	(0.01)	(0.31)
Total dividends and distributions	(0.10)		(0.17)		(0.21)	(0.23)	(0.28)	(0.31)
Net asset value, end of period	$4.78		$4.30		$5.49	$5.61	$6.11	$5.56
Total Return(b):	13.55%		(18.82)%		1.44%	(4.41)%	15.18%	(9.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130		$126		$190	$466	$579	$538
Average net assets (000)	$122		$144		$331	$484	$566	$672
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.88	%(d)	1.89	%(e)	1.88%	1.88%	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	8.38	%(d)	7.40	%(e)	4.60%	5.82%	4.82%	4.89%
Net investment income (loss)	4.05	%(d)	3.35%		3.00%	3.54%	4.37%	4.56%
Portfolio turnover rate(f)	10%		26%		35%	64%	69%	113%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.31		$5.50		$5.62	$6.13	$5.57	$6.48
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22		0.24	0.27	0.32	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.49		(1.18)		(0.08)	(0.48)	0.58	(0.88)
Total from investment operations	0.61		(0.96)		0.16	(0.21)	0.90	(0.54)
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.06)		(0.28)	-	(0.33)	-
Tax return of capital distributions	-		(0.17)		-	(0.30)	(0.01)	(0.37)
Total dividends and distributions	(0.13)		(0.23)		(0.28)	(0.30)	(0.34)	(0.37)
Net asset value, end of period	$4.79		$4.31		$5.50	$5.62	$6.13	$5.57
Total Return(b):	14.16%		(17.83)%		2.63%	(3.45)%	16.50%	(8.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,695		$23,229		$49,067	$57,392	$68,101	$55,000
Average net assets (000)	$34,281		$39,563		$59,794	$56,989	$63,219	$49,644
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.73	%(e)	0.72%	0.74%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	1.33	%(d)	1.32	%(e)	1.16%	1.27%	1.31%	1.41%
Net investment income (loss)	5.21	%(d)	4.49%		4.16%	4.72%	5.35%	5.50%
Portfolio turnover rate(f)	10%		26%		35%	64%	69%	113%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund    45

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.31		$5.50		$5.62	$6.12	$5.56	$6.47
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23		0.25	0.27	0.31	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.49		(1.19)		(0.09)	(0.47)	0.58	(0.89)
Total from investment operations	0.61		(0.96)		0.16	(0.20)	0.89	(0.53)
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.06)		(0.28)	-	(0.32)	-
Tax return of capital distributions	-		(0.17)		-	(0.30)	(0.01)	(0.38)
Total dividends and distributions	(0.13)		(0.23)		(0.28)	(0.30)	(0.33)	(0.38)
Net asset value, end of period	$4.79		$4.31		$5.50	$5.62	$6.12	$5.56
Total Return(b):	14.20%		(17.77)%		2.70%	(3.24)%	16.41%	(8.63)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,279		$1,352		$3,237	$50	$29	$1
Average net assets (000)	$1,509		$2,001		$1,613	$42	$15	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.66	%(e)	0.65%	0.67%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	1.68	%(d)	1.47	%(e)	1.63%	40.50%	92.22%	1,595.87%
Net investment income (loss)	5.28	%(d)	4.56%		4.27%	4.64%	5.20%	5.73%
Portfolio turnover rate(f)	10%		26%		35%	64%	69%	113%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Emerging Markets Debt Local Currency Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Emerging Markets Debt Local Currency Fund    47

Notes to Financial Statements  (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an

48

approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

PGIM Emerging Markets Debt Local Currency Fund    49

Notes to Financial Statements  (unaudited) (continued)

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

50

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM Emerging Markets Debt Local Currency Fund    51

Notes to Financial Statements  (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

52

specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements

PGIM Emerging Markets Debt Local Currency Fund    53

Notes to Financial Statements  (unaudited) (continued)

which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to

54

serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

PGIM Emerging Markets Debt Local Currency Fund    55

Notes to Financial Statements  (unaudited) (continued)

Expected Distribution Schedule to Shareholders*	Frequency

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of subadvisers.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.650% on average daily net assets up to $1 billion;	0.65%

0.630% on average daily net assets from $1 billion to $3 billion;

0.610% on average daily net assets from $3 billion to $5 billion;

0.600% on average daily net assets from $5 billion to $10 billion;

0.590% on average daily net assets over $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

56

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.13%

C	1.88

Z	0.72

R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$1,346	$—

C	—	13

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Emerging Markets Debt Local Currency Fund    57

Notes to Financial Statements  (unaudited) (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$17,227,196	$3,263,797

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

58

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund(1)(wj)

$—	$6,479,743	$1,234,044	$—	$—	$5,245,699	5,245,699	$24,802

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$50,956,180	$1,677,772	$(5,090,708)	$(3,412,936)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$11,304,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net

PGIM Emerging Markets Debt Local Currency Fund    59

Notes to Financial Statements  (unaudited) (continued)

asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 550,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	10,000,000

C	50,000,000

Z	250,000,000

T	190,000,000

R6	50,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	3,915,530	42.0%

R6	203	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	37.9%

Unaffiliated	3	55.2

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Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	38,199	$175,039

Shares issued in reinvestment of dividends and distributions	12,728	59,085

Shares purchased	(47,615)	(222,539)

Net increase (decrease) in shares outstanding before conversion	3,312	11,585

Shares issued upon conversion from other share class(es)	1,367	6,488

Net increase (decrease) in shares outstanding	4,679	$18,073

Year ended October 31, 2022:

Shares sold	66,195	$341,565

Shares issued in reinvestment of dividends and distributions	24,360	117,212

Shares purchased	(236,571)	(1,172,120)

Net increase (decrease) in shares outstanding before conversion	(146,016)	(713,343)

Shares issued upon conversion from other share class(es)	9,979	46,343

Shares purchased upon conversion into other share class(es)	(651)	(3,466)

Net increase (decrease) in shares outstanding	(136,688)	$(670,466)

Class C

Six months ended April 30, 2023:

Shares sold	2,188	$10,400

Shares issued in reinvestment of dividends and distributions	563	2,632

Shares purchased	(3,516)	(16,041)

Net increase (decrease) in shares outstanding before conversion	(765)	(3,009)

Shares purchased upon conversion into other share class(es)	(1,358)	(6,488)

Net increase (decrease) in shares outstanding	(2,123)	$(9,497)

Year ended October 31, 2022:

Shares sold	9,916	$46,594

Shares issued in reinvestment of dividends and distributions	1,029	4,995

Shares purchased	(6,394)	(32,776)

Net increase (decrease) in shares outstanding before conversion	4,551	18,813

Shares purchased upon conversion into other share class(es)	(9,912)	(46,343)

Net increase (decrease) in shares outstanding	(5,361)	$(27,530)

Class Z

Six months ended April 30, 2023:

Shares sold	4,103,597	$19,330,893

Shares issued in reinvestment of dividends and distributions	196,186	920,921

Shares purchased	(357,325)	(1,661,907)

Net increase (decrease) in shares outstanding	3,942,458	$18,589,907

PGIM Emerging Markets Debt Local Currency Fund    61

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	2,502,871	$13,016,107

Shares issued in reinvestment of dividends and distributions	372,746	1,822,678

Shares purchased	(6,406,152)	(30,692,749)

Net increase (decrease) in shares outstanding before conversion	(3,530,535)	(15,853,964)

Shares issued upon conversion from other share class(es)	645	3,466

Net increase (decrease) in shares outstanding	(3,529,890)	$(15,850,498)

Class R6

Six months ended April 30, 2023:

Shares sold	258,058	$1,210,209

Shares issued in reinvestment of dividends and distributions	8,809	41,333

Shares purchased	(104,560)	(484,557)

Net increase (decrease) in shares outstanding	162,307	$766,985

Year ended October 31, 2022:

Shares sold	72,252	$354,001

Shares issued in reinvestment of dividends and distributions	19,125	93,934

Shares purchased	(366,479)	(1,854,730)

Net increase (decrease) in shares outstanding	(275,102)	$(1,406,795)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

62

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related

PGIM Emerging Markets Debt Local Currency Fund    63

Notes to Financial Statements  (unaudited) (continued)

reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

64

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Emerging Markets Debt Local Currency Fund    65

Notes to Financial Statements  (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund

66

may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

PGIM Emerging Markets Debt Local Currency Fund    67

Notes to Financial Statements  (unaudited) (continued)

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

68

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Local Currency Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Local Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	EMDAX	EMDCX	EMDZX	EMDQX

CUSIP	743969750	743969743	743969727	743969735

MF212E2

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Infrastructure Fund

June 15, 2023

PGIM Jennison Global Infrastructure Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	8.21	-6.54	4.73	6.01(09/25/2013)

Class C	7.80	-2.85	5.13	5.83(09/25/2013)

Class Z	8.36	-0.77	6.26	6.94(09/25/2013)

Class R6	8.37	-0.84	6.25	7.63(12/28/2016)

S&P Global Infrastructure Index

	12.28	1.57	5.00	—

S&P 500 Index

	8.63	2.66	11.45	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)
	Class A, Class C, Class Z (09/25/2013)	Class R6 (12/28/2016)

S&P Global Infrastructure Index	5.56	6.25

S&P 500 Index	12.05	12.32

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Infrastructure Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Aena SME SA, 144A	Transportation Infrastructure	Spain	4.8%

NextEra Energy, Inc.	Electric Utilities	United States	4.7%

Ferrovial SA	Construction & Engineering	Spain	4.0%

Vinci SA	Construction & Engineering	France	3.8%

Transurban Group, UTS	Transportation Infrastructure	Australia	3.4%

Xcel Energy, Inc.	Electric Utilities	United States	3.4%

National Grid plc	Multi-Utilities	United Kingdom	3.2%

Southern Co. (The)	Electric Utilities	United States	3.1%

CMS Energy Corp.	Multi-Utilities	United States	3.0%

American Tower Corp., REIT	Specialized REITs	United States	3.0%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Infrastructure Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,082.10	1.51%	$ 7.80

	Hypothetical	$1,000.00	$1,017.31	1.51%	$ 7.55

Class C	Actual	$1,000.00	$1,078.00	2.26%	$11.64

	Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28

Class Z	Actual	$1,000.00	$1,083.60	1.18%	$ 6.10

	Hypothetical	$1,000.00	$1,018.94	1.18%	$ 5.91

Class R6	Actual	$1,000.00	$1,083.70	1.18%	$ 6.10

	Hypothetical	$1,000.00	$1,018.94	1.18%	$ 5.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS

Australia 4.3%

APA Group, UTS	78,273	$534,404
Transurban Group, UTS	205,284	2,047,359

		2,581,763

Canada 5.1%

Canadian National Railway Co.	5,946	709,180
Canadian Pacific Kansas City Ltd.	14,973	1,180,290
Enbridge, Inc.	14,849	590,409
TC Energy Corp.	13,897	577,584

		3,057,463

China 2.0%

Beijing Capital International Airport Co. Ltd. (Class H Stock)*	843,582	657,190
China Longyuan Power Group Corp. Ltd. (Class H Stock)	489,281	513,483

		1,170,673

France 8.3%

Aeroports de Paris*	4,051	643,728
Eiffage SA	11,654	1,387,104
Veolia Environnement SA	19,790	626,649
Vinci SA	18,492	2,287,298

		4,944,779

Germany 3.7%

E.ON SE	93,207	1,232,918
Fraport AG Frankfurt Airport Services Worldwide*	5,776	311,080
RWE AG	13,913	652,329

		2,196,327

India 1.2%

Power Grid Corp. of India Ltd.	252,267	733,544

Italy 4.5%

Enav SpA, 144A	165,370	777,147
Infrastrutture Wireless Italiane SpA, 144A	91,237	1,266,326
Terna - Rete Elettrica Nazionale	72,261	625,473

		2,668,946

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan 2.1%

West Japan Railway Co.	29,075	$1,260,162

Mexico 2.1%

Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	68,656	1,220,759

New Zealand 1.6%

Auckland International Airport Ltd.*	171,305	937,956

Spain 14.0%

Aena SME SA, 144A*	16,916	2,848,939
Cellnex Telecom SA, 144A	14,864	625,833
Ferrovial SA	76,103	2,386,088
Iberdrola SA	93,444	1,210,857
Sacyr SA	390,502	1,292,075

		8,363,792

Thailand 1.0%

Airports of Thailand PCL*	284,584	611,379

United Kingdom 6.1%

Centrica PLC	763,620	1,097,285
National Grid PLC	132,400	1,898,341
SSE PLC	26,879	620,184

		3,615,810

United States 42.2%

AES Corp. (The)	36,681	867,872
American Tower Corp., REIT	8,842	1,807,216
CenterPoint Energy, Inc.	48,810	1,487,241
Cheniere Energy, Inc.	8,160	1,248,480
CMS Energy Corp.	29,054	1,808,902
Constellation Energy Corp.	11,518	891,493
NextEra Energy Partners LP	13,945	801,977
NextEra Energy, Inc.	36,264	2,778,910
NiSource, Inc.	51,773	1,473,460
PG&E Corp.*	73,512	1,257,790
PPL Corp.	40,401	1,160,317
SBA Communications Corp.	5,119	1,335,496
Sempra Energy	7,945	1,235,368
Southern Co. (The)	25,383	1,866,920
Targa Resources Corp.	16,570	1,251,532
Union Pacific Corp.	1,887	369,286

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Waste Connections, Inc.	4,450	$619,218

Williams Cos., Inc. (The)	27,581	834,601

Xcel Energy, Inc.	28,819	2,014,736

		25,110,815

TOTAL LONG-TERM INVESTMENTS (cost $49,908,358)		58,474,168

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (cost $1,168,034)(wi)	1,168,034	1,168,034

TOTAL INVESTMENTS 100.1% (cost $51,076,392)		59,642,202
Liabilities in excess of other assets (0.1)%		(83,396)

NET ASSETS 100.0%		$59,558,806

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LP—Limited Partnership

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$2,581,763	$—
Canada	3,057,463	—	—
China	—	1,170,673	—
France	—	4,944,779	—
Germany	—	2,196,327	—
India	—	733,544	—
Italy	—	2,668,946	—
Japan	—	1,260,162	—
Mexico	1,220,759	—	—
New Zealand	—	937,956	—
Spain	—	8,363,792	—
Thailand	—	611,379	—
United Kingdom	—	3,615,810	—
United States	25,110,815	—	—
Short-Term Investment
Affiliated Mutual Fund	1,168,034	—	—

Total	$30,557,071	$29,085,131	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Electric Utilities	22.1%
Multi-Utilities	18.4
Transportation Infrastructure	16.9
Construction & Engineering	12.3
Oil, Gas & Consumable Fuels	7.5
Ground Transportation	5.9
Specialized REITs	5.2
Independent Power & Renewable Electricity Producers	4.9

Diversified Telecommunication Services	3.1%
Affiliated Mutual Fund	1.9
Commercial Services & Supplies	1.0
Gas Utilities	0.9

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value:
Unaffiliated investments (cost $49,908,358)	$58,474,168
Affiliated investments (cost $1,168,034)	1,168,034
Foreign currency, at value (cost $7,206)	7,244
Tax reclaim receivable	68,069
Receivable for Fund shares sold	55,530
Dividends receivable	38,758
Prepaid expenses and other assets	1,654

Total Assets	59,813,457

Liabilities

Payable for Fund shares purchased	156,295

Management fee payable	35,861
Custodian and accounting fees payable	20,539
Audit fee payable	13,885
Accrued expenses and other liabilities	11,790
Registration fees payable	9,223
Distribution fee payable	4,667
Affiliated transfer agent fee payable	1,651
Directors’ fees payable	740

Total Liabilities	254,651

Net Assets	$59,558,806

Net assets were comprised of:
Common stock, at par	$39
Paid-in capital in excess of par	51,742,722
Total distributable earnings (loss)	7,816,045

Net assets, April 30, 2023	$59,558,806

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund    13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Class A

Net asset value and redemption price per share, ($ 10,291,474 ÷ 675,379 shares of common stock issued and outstanding)	$15.24
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price to public	$16.13

Class C

Net asset value, offering price and redemption price per share, ($ 3,118,835 ÷ 208,697 shares of common stock issued and outstanding)	$14.94

Class Z

Net asset value, offering price and redemption price per share, ($ 31,718,434 ÷ 2,078,663 shares of common stock issued and outstanding)	$15.26

Class R6

Net asset value, offering price and redemption price per share, ($ 14,430,063 ÷ 946,071 shares of common stock issued and outstanding)	$15.25

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $41,589 foreign withholding tax)	$798,307
Affiliated dividend income	6,533
Affiliated income from securities lending, net	136

Total income	804,976

Expenses
Management fee	299,777
Distribution fee(a)	30,857
Transfer agent’s fees and expenses (including affiliated expense of $6,709)(a)	30,319
Custodian and accounting fees	27,512
Registration fees(a)	21,764
Audit fee	13,885
Professional fees	10,711
Shareholders’ reports	8,996
Directors’ fees	5,426
SEC registration fees	887
Miscellaneous	13,294

Total expenses	463,428
Less: Fee waiver and/or expense reimbursement(a)	(74,885)
Distribution fee waiver(a)	(2,414)

Net expenses	386,129

Net investment income (loss)	418,847

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(243,677)
Foreign currency transactions	6,124

(237,553)

Net change in unrealized appreciation (depreciation) on:
Investments	4,576,952
Foreign currencies	4,429

4,581,381

Net gain (loss) on investment and foreign currency transactions	4,343,828

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,762,675

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	14,483	16,374	—	—
Transfer agent’s fees and expenses	8,339	2,894	18,940	146
Registration fees	5,561	3,975	6,547	5,681
Fee waiver and/or expense reimbursement	(14,536)	(7,088)	(39,241)	(14,020)
Distribution fee waiver	(2,414)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund    15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$418,847	$748,400
Net realized gain (loss) on investment and foreign currency transactions	(237,553)	735,185
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,581,381	(8,373,785)

Net increase (decrease) in net assets resulting from operations	4,762,675	(6,890,200)

Dividends and Distributions
Distributions from distributable earnings
Class A	(210,450)	(601,050)
Class C	(69,514)	(299,687)
Class Z	(703,183)	(2,030,688)
Class R6	(455,813)	(1,207,913)

	(1,438,960)	(4,139,338)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	8,586,687	31,402,800
Net asset value of shares issued in reinvestment of dividends and distributions	1,438,100	4,134,256
Cost of shares purchased	(18,300,491)	(15,178,225)

Net increase (decrease) in net assets from Fund share transactions	(8,275,704)	20,358,831

Total increase (decrease)	(4,951,989)	9,329,293

Net Assets:

Beginning of period	64,510,795	55,181,502

End of period	$59,558,806	$64,510,795

See Notes to Financial Statements.

16

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$14.41		$17.15	$13.80	$14.66	$12.21	$13.05

Income (loss) from investment operations:

Net investment income (loss)	0.08		0.14	0.09	0.14	0.18	0.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.09		(1.64)	3.36	(0.86)	2.49	(0.81)

Total from investment operations	1.17		(1.50)	3.45	(0.72)	2.67	(0.65)

Less Dividends and Distributions:

Dividends from net investment income	(0.07)		(0.14)	(0.10)	(0.12)	(0.21)	(0.19)

Tax return of capital distributions	-		-	-	(0.02)	(0.01)	-

Distributions from net realized gains	(0.27)		(1.10)	-	-	-	-

Total dividends and distributions	(0.34)		(1.24)	(0.10)	(0.14)	(0.22)	(0.19)

Net asset value, end of period	$15.24		$14.41	$17.15	$13.80	$14.66	$12.21

Total Return(b):	8.21%		(9.23)%	25.04%	(4.93)%	22.01%	(5.10)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$10,291		$8,806	$8,153	$5,961	$7,637	$8,073

Average net assets (000)	$9,735		$8,278	$7,154	$6,859	$7,718	$10,218

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.51%	(d)(e)	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses before waivers and/or expense reimbursement	1.86%	(d)(e)	1.90%	1.99%	2.20%	2.10%	2.00%

Net investment income (loss)	1.13%	(d)	0.92%	0.55%	0.95%	1.34%	1.21%

Portfolio turnover rate(f)	48%		89%	72%	62%	62%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund    17

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021		2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$14.16		$16.90	$13.63		$14.51	$12.12	$12.97

Income (loss) from investment operations:

Net investment income (loss)	0.03		0.04	(0.03	)(b)	0.03	0.08	0.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.06		(1.63)	3.31		(0.84)	2.45	(0.81)

Total from investment operations	1.09		(1.59)	3.28		(0.81)	2.53	(0.75)

Less Dividends and Distributions:

Dividends from net investment income	(0.04)		(0.05)	(0.01)		(0.05)	(0.13)	(0.10)

Tax return of capital distributions	-		-	-		(0.02)	(0.01)	-

Distributions from net realized gains	(0.27)		(1.10)	-		-	-	-

Total dividends and distributions	(0.31)		(1.15)	(0.01)		(0.07)	(0.14)	(0.10)

Net asset value, end of period	$14.94		$14.16	$16.90		$13.63	$14.51	$12.12

Total Return(c):	7.80%		(9.91)%	24.10%		(5.63)%	21.01%	(5.82)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$3,119		$3,737	$4,336		$3,242	$4,135	$4,162

Average net assets (000)	$3,302		$4,348	$3,720		$3,771	$4,131	$5,464

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	2.26%	(e)(f)	2.25%	2.25%		2.25%	2.25%	2.25%

Expenses before waivers and/or expense reimbursement	2.69%	(e)(f)	2.60%	2.79%		3.05%	2.90%	2.81%

Net investment income (loss)	0.46%	(e)	0.27%	(0.21)%		0.21%	0.59%	0.48%

Portfolio turnover rate(g)	48%		89%	72%		62%	62%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$14.42		$17.16	$13.80	$14.66	$12.21	$13.06

Income (loss) from investment operations:

Net investment income (loss)	0.11		0.20	0.14	0.18	0.23	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.08		(1.65)	3.37	(0.85)	2.48	(0.82)

Total from investment operations	1.19		(1.45)	3.51	(0.67)	2.71	(0.63)

Less Dividends and Distributions:

Dividends from net investment income	(0.08)		(0.19)	(0.15)	(0.17)	(0.25)	(0.22)

Tax return of capital distributions	-		-	-	(0.02)	(0.01)	-

Distributions from net realized gains	(0.27)		(1.10)	-	-	-	-

Total dividends and distributions	(0.35)		(1.29)	(0.15)	(0.19)	(0.26)	(0.22)

Net asset value, end of period	$15.26		$14.42	$17.16	$13.80	$14.66	$12.21

Total Return(b):	8.36%		(8.93)%	25.42%	(4.56)%	22.30%	(4.94)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$31,718		$26,049	$25,429	$20,148	$21,868	$23,074

Average net assets (000)	$29,821		$27,109	$24,462	$21,048	$21,608	$27,549

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.18%	(d)(e)	1.17%	1.17%	1.17%	1.17%	1.25%

Expenses before waivers and/or expense reimbursement	1.45%	(d)(e)	1.47%	1.55%	1.66%	1.57%	1.52%

Net investment income (loss)	1.45%	(d)	1.29%	0.92%	1.25%	1.66%	1.45%

Portfolio turnover rate(f)	48%		89%	72%	62%	62%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund    19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$14.41		$17.15	$13.80	$14.66	$12.21	$13.06

Income (loss) from investment operations:

Net investment income (loss)	0.12		0.21	0.12	0.18	0.23	0.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.07		(1.66)	3.38	(0.85)	2.48	(0.81)

Total from investment operations	1.19		(1.45)	3.50	(0.67)	2.71	(0.63)

Less Dividends and Distributions:

Dividends from net investment income	(0.08)		(0.19)	(0.15)	(0.17)	(0.25)	(0.22)

Tax return of capital distributions	-		-	-	(0.02)	(0.01)	-

Distributions from net realized gains	(0.27)		(1.10)	-	-	-	-

Total dividends and distributions	(0.35)		(1.29)	(0.15)	(0.19)	(0.26)	(0.22)

Net asset value, end of period	$15.25		$14.41	$17.15	$13.80	$14.66	$12.21

Total Return(b):	8.37%		(8.93)%	25.44%	(4.62)%	22.40%	(4.94)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$14,430		$25,919	$17,263	$5,636	$11,954	$13,912

Average net assets (000)	$17,593		$23,177	$11,389	$8,565	$13,787	$17,657

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.18%	(d)(e)	1.17%	1.17%	1.17%	1.17%	1.25%

Expenses before waivers and/or expense reimbursement	1.34%	(d)(e)	1.32%	1.40%	1.66%	1.48%	1.44%

Net investment income (loss)	1.63%	(d)	1.34%	0.74%	1.28%	1.70%	1.39%

Portfolio turnover rate(f)	48%		89%	72%	62%	62%	75%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Infrastructure Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Global Infrastructure Fund    21

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Global Infrastructure Fund    23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Global Infrastructure Fund    25

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

1.00% of average daily net assets up to $1 billion;	1.00%

0.98% of average daily net assets from $1 billion to $3 billion;

0.96% of average daily net assets from $3 billion to $5 billion;

0.95% of average daily net assets from $5 billion to $10 billion;

0.94% of average daily net assets over $10 billion

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

26

realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.50%

C	2.25

Z	1.17

R6	1.17

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$2,920	$—

C	—	11

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Jennison Global Infrastructure Fund    27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$29,220,670	$38,369,210

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$—	$6,820,061	$5,652,027	$—	$—	$1,168,034	1,168,034	$6,533

28

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wi)
$—	$ 903,000	$ 903,000	$—	$—	$ —	—	$ 136	(2)
$—	$7,723,061	$6,555,027	$—	$—	$1,168,034		$6,669

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$51,641,310	$9,529,345	$(1,528,453)	$8,000,892

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Jennison Global Infrastructure Fund    29

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 510,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	20,000,000

C	100,000,000

Z	150,000,000

T	115,000,000

R6	125,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	623,736	30.0%

R6	913,479	96.6

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	2	39.4%

Unaffiliated	4	48.9

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	72,014	$1,075,384

Shares issued in reinvestment of dividends and distributions	14,458	209,638

Shares purchased	(51,421)	(767,787)

Net increase (decrease) in shares outstanding before conversion	35,051	517,235

Shares issued upon conversion from other share class(es)	41,089	615,377

Shares purchased upon conversion into other share class(es)	(11,911)	(173,968)

Net increase (decrease) in shares outstanding	64,229	$958,644

30

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	117,154	$1,830,512

Shares issued in reinvestment of dividends and distributions	38,277	596,146

Shares purchased	(62,851)	(942,436)

Net increase (decrease) in shares outstanding before conversion	92,580	1,484,222

Shares issued upon conversion from other share class(es)	46,493	722,259

Shares purchased upon conversion into other share class(es)	(3,405)	(56,034)

Net increase (decrease) in shares outstanding	135,668	$2,150,447

Class C

Six months ended April 30, 2023:

Shares sold	4,619	$67,144

Shares issued in reinvestment of dividends and distributions	4,875	69,514

Shares purchased	(16,981)	(249,503)

Net increase (decrease) in shares outstanding before conversion	(7,487)	(112,845)

Shares purchased upon conversion into other share class(es)	(47,632)	(702,492)

Net increase (decrease) in shares outstanding	(55,119)	$(815,337)

Year ended October 31, 2022:

Shares sold	64,812	$1,012,615

Shares issued in reinvestment of dividends and distributions	19,470	299,687

Shares purchased	(27,936)	(415,935)

Net increase (decrease) in shares outstanding before conversion	56,346	896,367

Shares purchased upon conversion into other share class(es)	(49,043)	(750,462)

Net increase (decrease) in shares outstanding	7,303	$145,905

Class Z

Six months ended April 30, 2023:

Shares sold	480,882	$7,199,233

Shares issued in reinvestment of dividends and distributions	48,492	703,135

Shares purchased	(275,141)	(4,063,396)

Net increase (decrease) in shares outstanding before conversion	254,233	3,838,972

Shares issued upon conversion from other share class(es)	17,590	261,083

Net increase (decrease) in shares outstanding	271,823	$4,100,055

Year ended October 31, 2022:

Shares sold	582,073	$9,297,231

Shares issued in reinvestment of dividends and distributions	130,725	2,030,510

Shares purchased	(393,341)	(6,166,300)

Net increase (decrease) in shares outstanding before conversion	319,457	5,161,441

Shares issued upon conversion from other share class(es)	5,155	84,237

Net increase (decrease) in shares outstanding	324,612	$5,245,678

PGIM Jennison Global Infrastructure Fund    31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2023:

Shares sold	16,686	$244,926

Shares issued in reinvestment of dividends and distributions	31,435	455,813

Shares purchased	(900,577)	(13,219,805)

Net increase (decrease) in shares outstanding	(852,456)	$(12,519,066)

Year ended October 31, 2022:

Shares sold	1,194,029	$19,262,442

Shares issued in reinvestment of dividends and distributions	78,291	1,207,913

Shares purchased	(480,363)	(7,653,554)

Net increase (decrease) in shares outstanding	791,957	$12,816,801

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

32

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 12 days that the Fund had loans outstanding during the period was approximately $1,062,000, borrowed at a weighted average interest rate of 5.01%. The maximum loan outstanding amount during the period was $2,607,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM Jennison Global Infrastructure Fund    33

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

34

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences than securities of companies in other industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the level of government spending on infrastructure projects, the effects of economic slowdown, surplus capacity, technological changes, casualty losses, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

∎	regulation by various government authorities, including regulation of rates charged to customers;

∎	service interruption due to environmental, operational or other mishaps as well as political and social unrest;

∎	the imposition of special tariffs and changes in tax laws and accounting standards; and

∎	general changes in market sentiment towards the assets of infrastructure companies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

PGIM Jennison Global Infrastructure Fund    35

Notes to Financial Statements (unaudited) (continued)

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

36

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a

PGIM Jennison Global Infrastructure Fund    37

Notes to Financial Statements (unaudited) (continued)

portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

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Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Global Infrastructure Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800)225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Infrastructure Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGJAX	PGJCX	PGJZX	PGJQX

CUSIP	743969792	743969784	743969776	743969560

MF217E2

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Global Opportunities Fund

June 15, 2023

PGIM Jennison Global Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	16.59	-5.76	8.88	11.89	—

Class C	16.08	-2.11	9.18	11.63	—

Class Z	16.65	-0.12	10.28	12.75	—

Class R2	16.43	-0.55	N/A	N/A	14.01 (12/27/2018)

Class R4	16.56	-0.27	N/A	N/A	14.32 (12/27/2018)

Class R6	16.73	-0.03	10.39	N/A	12.26 (12/22/2014)

MSCI All Country World ND Index

	12.68	2.06	7.03	7.91	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)

	Class R2, Class R4 (12/27/2018)	Class R6 (12/22/2014)

MSCI All Country World ND Index	10.65	7.55

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	0.25%	None	None

Shareholder services fees	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

MSCI All Country World ND Index—The Morgan Stanley Capital International All Country World Net Dividends Index (MSCI ACWI ND Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Global Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Hermes International	Textiles, Apparel & Luxury Goods	France	7.2%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	6.8%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	United States	6.2%

Microsoft Corp.	Software	United States	5.9%

Ferrari NV	Automobiles	Italy	4.8%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	4.8%

L’Oreal SA	Personal Care Products	France	4.5%

MercadoLibre, Inc.	Broadline Retail	Brazil	4.4%

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	4.4%

Mastercard, Inc. (Class A Stock)	Financial Services	United States	3.9%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Global Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Global Opportunities Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,165.90	1.08%	$ 5.80

	Hypothetical	$1,000.00	$1,019.44	1.08%	$ 5.41

Class C	Actual	$1,000.00	$1,160.80	1.95%	$10.45

	Hypothetical	$1,000.00	$1,015.12	1.95%	$ 9.74

Class Z	Actual	$1,000.00	$1,166.50	0.95%	$ 5.10

	Hypothetical	$1,000.00	$1,020.08	0.95%	$ 4.76

Class R2	Actual	$1,000.00	$1,164.30	1.34%	$ 7.19

	Hypothetical	$1,000.00	$1,018.15	1.34%	$ 6.71

Class R4	Actual	$1,000.00	$1,165.60	1.09%	$ 5.85

	Hypothetical	$1,000.00	$1,019.39	1.09%	$ 5.46

Class R6	Actual	$1,000.00	$1,167.30	0.84%	$ 4.51

	Hypothetical	$1,000.00	$1,020.63	0.84%	$ 4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS 94.4%

Brazil 4.4%

MercadoLibre, Inc.*(a)	165,151	$210,978,751

Denmark 4.8%

Novo Nordisk A/S (Class B Stock)	1,376,730	229,025,230

France 21.8%

Hermes International	159,648	346,607,955
L’Oreal SA	446,309	213,298,736
LVMH Moet Hennessy Louis Vuitton SE	338,644	325,735,342
Pernod Ricard SA	547,010	126,331,518
Remy Cointreau SA	181,351	31,378,820

		1,043,352,371

India 1.2%

HDFC Bank Ltd., ADR	840,458	58,663,968

Israel 1.4%

Mobileye Global, Inc. (Class A Stock)*(a)	1,736,757	65,371,534

Italy 4.8%

Ferrari NV	830,582	231,440,208

Japan 2.4%

Keyence Corp.	256,726	115,772,207

Netherlands 5.5%

Adyen NV, 144A*	24,886	39,988,112
Argenx SE, ADR*	198,787	77,105,502
ASML Holding NV	228,677	145,121,327

		262,214,941

South Korea 1.6%

Samsung SDI Co. Ltd.	150,450	78,079,357

Switzerland 1.1%

Cie Financiere Richemont SA (Class A Stock)	305,158	50,442,883

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom 2.6%

Ashtead Group PLC	853,611	$49,215,915
AstraZeneca PLC	502,147	73,897,452

		123,113,367

United States 42.8%

Airbnb, Inc. (Class A Stock)*	341,404	40,855,817
Alphabet, Inc. (Class A Stock)*	390,854	41,954,268
Apple, Inc.	1,237,222	209,931,829
Applied Materials, Inc.	554,374	62,660,893
Arista Networks, Inc.*	418,085	66,960,494
Broadcom, Inc.	201,269	126,095,029
Cadence Design Systems, Inc.*	578,029	121,068,174
Costco Wholesale Corp.	158,110	79,564,114
Dexcom, Inc.*	290,014	35,190,299
Eli Lilly & Co.	330,063	130,658,739
Lululemon Athletica, Inc.*	96,873	36,804,959
Mastercard, Inc. (Class A Stock)	486,588	184,918,038
Microsoft Corp.	923,890	283,874,441
NVIDIA Corp.	1,072,350	297,566,401
Palo Alto Networks, Inc.*	600,984	109,655,541
ServiceNow, Inc.*	122,300	56,187,066
Tesla, Inc.*	593,259	97,478,386
Vertex Pharmaceuticals, Inc.*	204,155	69,561,733

		2,050,986,221

TOTAL COMMON STOCKS (cost $3,134,867,707)		4,519,441,038

PREFERRED STOCK 2.5%

Germany

Dr. Ing. h.c. F. Porsche AG (PRFC)* (cost $106,479,979)	982,321	123,005,147

TOTAL LONG-TERM INVESTMENTS (cost $3,241,347,686)		4,642,446,185

SHORT-TERM INVESTMENTS 4.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	153,038,603	153,038,603

See Notes to Financial Statements.

10

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $66,024,987; includes $65,605,145 of cash collateral for securities on loan)(b)(wi)	66,061,182	$66,021,545

TOTAL SHORT-TERM INVESTMENTS (cost $219,063,590)		219,060,148

TOTAL INVESTMENTS 101.5% (cost $3,460,411,276)		4,861,506,333
Liabilities in excess of other assets (1.5)%		(72,700,662)

NET ASSETS 100.0%		$4,788,805,671

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

PRFC—Preference Shares

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,776,020; cash collateral of $65,605,145 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$210,978,751	$—	$—
Denmark	—	229,025,230	—
France	—	1,043,352,371	—
India	58,663,968	—	—
Israel	65,371,534	—	—
Italy	—	231,440,208	—
Japan	—	115,772,207	—
Netherlands	77,105,502	185,109,439	—
South Korea	—	78,079,357	—
Switzerland	—	50,442,883	—
United Kingdom	—	123,113,367	—
United States	2,050,986,221	—	—
Preferred Stock
Germany	—	123,005,147	—
Short-Term Investments
Affiliated Mutual Funds	219,060,148	—	—

Total	$2,682,166,124	$2,179,340,209	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Textiles, Apparel & Luxury Goods	15.9%
Semiconductors & Semiconductor Equipment	13.1
Software	11.9
Automobiles	9.3
Pharmaceuticals	9.1
Financial Services	4.8
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	4.6
Personal Care Products	4.5
Broadline Retail	4.4
Technology Hardware, Storage & Peripherals	4.4
Electronic Equipment, Instruments & Components	4.0
Beverages	3.3
Biotechnology	3.0

Consumer Staples Distribution & Retail	1.7%
Communications Equipment	1.4
Automobile Components	1.4
Banks	1.2
Trading Companies & Distributors	1.0
Interactive Media & Services	0.9
Hotels, Restaurants & Leisure	0.9
Health Care Equipment & Supplies	0.7

101.5
Liabilities in excess of other assets	(1.5)

100.0%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$66,776,020	$(65,605,145)	$1,170,875

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $66,776,020:
Unaffiliated investments (cost $3,241,347,686)	$4,642,446,185
Affiliated investments (cost $219,063,590)	219,060,148
Foreign currency, at value (cost $2,211,160)	2,213,095
Receivable for investments sold	12,726,805
Receivable for Fund shares sold	8,784,025
Tax reclaim receivable	7,098,823
Dividends receivable	2,404,106
Prepaid expenses and other assets	442,226

Total Assets	4,895,175,413

Liabilities
Payable to broker for collateral for securities on loan	65,605,145
Payable for investments purchased	22,952,190
Payable for Fund shares purchased	13,121,163
Management fee payable	3,127,015
Accrued expenses and other liabilities	1,238,065
Distribution fee payable	305,261
Affiliated transfer agent fee payable	20,903

Total Liabilities	106,369,742

Net Assets	$4,788,805,671

Net assets were comprised of:
Common stock, at par	$1,460
Paid-in capital in excess of par	4,218,177,450
Total distributable earnings (loss)	570,626,761

Net assets, April 30, 2023	$4,788,805,671

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share,
($465,487,425 ÷ 14,464,330 shares of common stock issued and outstanding)	$32.18
Maximum sales charge (5.50% of offering price)	1.87

Maximum offering price to public	$34.05

Class C
Net asset value, offering price and redemption price per share,
($252,062,085 ÷ 8,643,361 shares of common stock issued and outstanding)	$29.16

Class Z
Net asset value, offering price and redemption price per share,
($2,126,886,035 ÷ 64,441,145 shares of common stock issued and outstanding)	$33.01

Class R2
Net asset value, offering price and redemption price per share,
($13,098,164 ÷ 402,580 shares of common stock issued and outstanding)	$32.54

Class R4
Net asset value, offering price and redemption price per share,
($379,769 ÷ 11,529 shares of common stock issued and outstanding)	$32.94

Class R6
Net asset value, offering price and redemption price per share,
($1,930,892,193 ÷ 58,002,322 shares of common stock issued and outstanding)	$33.29

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,434,845 foreign withholding tax)	$21,865,658
Income from securities lending, net (including affiliated income of $573,326)	686,962
Affiliated dividend income	356,755

Total income	22,909,375

Expenses
Management fee	18,147,847
Distribution fee(a)	1,855,457
Shareholder servicing fees(a)	6,277
Transfer agent’s fees and expenses (including affiliated expense of $85,436)(a)	1,570,309
Shareholders’ reports	211,852
Custodian and accounting fees	186,286
Registration fees(a)	117,560
Directors’ fees	39,362
Professional fees	25,206
Audit fee	13,687
SEC registration fees	4,185
Miscellaneous	57,465

Total expenses	22,235,493
Less: Fee waiver and/or expense reimbursement(a)	(249,748)
Distribution fee waiver(a)	(108,117)

Net expenses	21,877,628

Net investment income (loss)	1,031,747

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $77,750)	(1,349,379)
Foreign currency transactions	(1,084,176)

(2,433,555)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,459))	701,445,568
Foreign currencies	617,420

702,062,988

Net gain (loss) on investment and foreign currency transactions	699,629,433

Net Increase (Decrease) In Net Assets Resulting From Operations	$700,661,180

See Notes to Financial Statements.

16

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	648,701	1,191,483	—	15,273	—	—
Shareholder servicing fees	—	—	—	6,109	168	—
Transfer agent’s fees and expenses	224,185	134,884	1,166,122	9,417	322	35,379
Registration fees	17,815	15,085	27,327	3,539	3,539	50,255
Fee waiver and/or expense reimbursement	(240,603)	(2,412)	—	(3,142)	(3,591)	—
Distribution fee waiver	(108,117)	—	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,031,747	$(26,733,074)
Net realized gain (loss) on investment and foreign currency transactions	(2,433,555)	(808,527,502)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	702,062,988	(2,955,467,565)

Net increase (decrease) in net assets resulting from operations	700,661,180	(3,790,728,141)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(71,122,560)
Class C	—	(47,133,586)
Class Z	—	(420,099,934)
Class R2	—	(1,885,487)
Class R4	—	(31,140)
Class R6	—	(290,482,018)

	—	(830,754,725)

Tax return of capital distributions
Class A	—	(35,800)
Class C	—	(23,725)
Class Z	—	(211,460)
Class R2	—	(949)
Class R4	—	(16)
Class R6	—	(146,216)

	—	(418,166)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	416,126,396	1,698,275,216
Net asset value of shares issued in reinvestment of dividends and distributions	—	818,705,147
Cost of shares purchased	(855,731,775)	(2,777,192,591)

Net increase (decrease) in net assets from Fund share transactions	(439,605,379)	(260,212,228)

Total increase (decrease)	261,055,801	(4,882,113,260)

Net Assets:
Beginning of period	4,527,749,870	9,409,863,130

End of period	$4,788,805,671	$4,527,749,870

See Notes to Financial Statements.

18

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.60		$52.15		$38.50	$24.58	$21.47	$20.72
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.19)		(0.37)	(0.22)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.59		(19.72)		14.76	14.14	3.22	0.88
Total from investment operations	4.58		(19.91)		14.39	13.92	3.11	0.75
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(c)	-	-	-	-
Distributions from net realized gains	-		(4.64)		(0.74)	-	-	-
Total dividends and distributions	-		(4.64)		(0.74)	-	-	-
Net asset value, end of period	$32.18		$27.60		$52.15	$38.50	$24.58	$21.47
Total Return(d):	16.59%		(41.69)%		37.75%	56.63%	14.49%	3.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$465,487		$428,097		$797,091	$494,173	$236,118	$164,764
Average net assets (000)	$436,051		$568,379		$684,569	$344,283	$205,653	$142,313
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08	%(f)	1.08%		1.08%	1.08%	1.08%	1.14%
Expenses before waivers and/or expense reimbursement	1.24	%(f)	1.22%		1.21%	1.24%	1.28%	1.30%
Net investment income (loss)	(0.06	)%(f)	(0.53)%		(0.80)%	(0.69)%	(0.45)%	(0.55)%
Portfolio turnover rate(g)	42%		84%		62%	57%	52%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$25.12		$48.27		$35.98	$23.16	$20.41	$19.85
Income (loss) from investment operations:
Net investment income (loss)	(0.12	)(b)	(0.45)		(0.70)	(0.45)	(0.29)	(0.30)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.16		(18.06)		13.73	13.27	3.04	0.86
Total from investment operations	4.04		(18.51)		13.03	12.82	2.75	0.56
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(c)	-	-	-	-
Distributions from net realized gains	-		(4.64)		(0.74)	-	-	-
Total dividends and distributions	-		(4.64)		(0.74)	-	-	-
Net asset value, end of period	$29.16		$25.12		$48.27	$35.98	$23.16	$20.41
Total Return(d):	16.08%		(42.19)%		36.63%	55.31%	13.47%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$252,062		$238,329		$496,435	$364,557	$211,290	$168,587
Average net assets (000)	$240,271		$333,018		$449,870	$279,272	$198,518	$136,788
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.95	%(f)	1.93%		1.91%	1.93%	1.94%	1.94%
Expenses before waivers and/or expense reimbursement	1.95	%(f)	1.93%		1.91%	1.93%	1.97%	1.99%
Net investment income (loss)	(0.94	)%(f)	(1.38)%		(1.62)%	(1.53)%	(1.31)%	(1.35)%
Portfolio turnover rate(g)	42%		84%		62%	57%	52%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.29		$53.25		$39.24	$25.01	$21.82	$21.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.14)		(0.30)	(0.17)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.71		(20.18)		15.05	14.40	3.26	0.90
Total from investment operations	4.72		(20.32)		14.75	14.23	3.19	0.82
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Distributions from net realized gains	-		(4.64)		(0.74)	-	-	-
Total dividends and distributions	-		(4.64)		(0.74)	-	-	-
Net asset value, end of period	$33.01		$28.29		$53.25	$39.24	$25.01	$21.82
Total Return(c):	16.65%		(41.59)%		37.96%	56.90%	14.62%	3.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,126,886		$2,073,103		$4,792,805	$3,390,006	$1,466,571	$927,492
Average net assets (000)	$2,023,360		$3,132,931		$4,303,934	$2,338,060	$1,228,375	$693,749
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.93%		0.92%	0.93%	0.94%	0.93%
Expenses before waivers and/or expense reimbursement	0.95	%(e)	0.93%		0.92%	0.93%	0.96%	0.97%
Net investment income (loss)	0.07	%(e)	(0.39)%		(0.64)%	(0.54)%	(0.31)%	(0.35)%
Portfolio turnover rate(f)	42%		84%		62%	57%	52%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	21

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				December 27, 2018(a) through October 31, 2019
			2022		2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.94		$52.86		$39.10	$25.02	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(c)	(0.28)		(0.48)	(0.31)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.65		(20.00)		14.98	14.39	4.55
Total from investment operations	4.60		(20.28)		14.50	14.08	4.43
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(d)	-	-	-
Distributions from net realized gains	-		(4.64)		(0.74)	-	-
Total dividends and distributions	-		(4.64)		(0.74)	-	-
Net asset value, end of period	$32.54		$27.94		$52.86	$39.10	$25.02
Total Return(e):	16.43%		(41.85)%		37.45%	56.27%	21.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,098		$11,838		$21,615	$377	$12
Average net assets (000)	$12,320		$15,315		$12,667	$221	$13
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.34	%(g)	1.34%		1.34%	1.33%	1.34	%(g)
Expenses before waivers and/or expense reimbursement	1.39	%(g)	1.38%		1.39%	7.68%	216.05	%(g)
Net investment income (loss)	(0.32	)%(g)	(0.79)%		(1.00)%	(0.92)%	(0.58	)%(g)
Portfolio turnover rate(h)	42%		84%		62%	57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R4 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				December 27, 2018(a) through October 31, 2019
			2022		2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.26		$53.27		$39.31	$25.08	$20.59
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(c)	(0.18)		(0.37)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.69		(20.19)		15.07	14.42	4.59
Total from investment operations	4.68		(20.37)		14.70	14.23	4.49
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(d)	-	-	-
Distributions from net realized gains	-		(4.64)		(0.74)	-	-
Total dividends and distributions	-		(4.64)		(0.74)	-	-
Net asset value, end of period	$32.94		$28.26		$53.27	$39.31	$25.08
Total Return(e):	16.56%		(41.68)%		37.76%	56.74%	21.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$380		$310		$332	$505	$362
Average net assets (000)	$339		$318		$696	$433	$122
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.09	%(g)	1.09%		1.06%	1.02%	0.97	%(g)
Expenses before waivers and/or expense reimbursement	3.23	%(g)	3.42%		2.18%	4.28%	23.67	%(g)
Net investment income (loss)	(0.06	)%(g)	(0.51)%		(0.78)%	(0.60)%	(0.46	)%(g)
Portfolio turnover rate(h)	42%		84%		62%	57%	52%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund	23

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.52		$53.60		$39.46	$25.13	$21.90	$21.06
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.10)		(0.26)	(0.15)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.74		(20.34)		15.14	14.48	3.29	0.90
Total from investment operations	4.77		(20.44)		14.88	14.33	3.23	0.84
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Distributions from net realized gains	-		(4.64)		(0.74)	-	-	-
Total dividends and distributions	-		(4.64)		(0.74)	-	-	-
Net asset value, end of period	$33.29		$28.52		$53.60	$39.46	$25.13	$21.90
Total Return(c):	16.73%		(41.54)%		38.08%	57.02%	14.75%	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,930,892		$1,776,074		$3,301,585	$1,803,620	$641,419	$253,010
Average net assets (000)	$1,830,970		$2,401,595		$2,690,566	$1,074,262	$448,178	$133,984
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84	%(e)	0.83%		0.83%	0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.83%		0.83%	0.84%	0.87%	0.90%
Net investment income (loss)	0.18	%(e)	(0.28)%		(0.54)%	(0.46)%	(0.23)%	(0.26)%
Portfolio turnover rate(f)	42%		84%		62%	57%	52%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Notes to Financial Statements (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Global Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

26

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

28

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison Global Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.825% up to $1 billion of the Fund’s average daily net assets;	0.806%
0.800% over $1 billion to $5 billion of the Fund’s average daily net assets;
0.780% over $5 billion of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 29, 2024, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.84%	1.08%
C	0.84	—
Z	0.84	—
R2	0.84	1.34**
R4	0.84	1.09**
R6	0.84	—

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

**Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

30

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A%
C	1.00	1.00	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$296,639	$1,281
C	—	10,805

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Global Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$1,888,357,020	$2,240,601,687

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

32

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 320,798,172	$ 167,759,569	$ —	$ —	$153,038,603	153,038,603	$356,755

PGIM Institutional Money Market Fund(1)(b)(wi)
215,395,369	1,302,835,677	1,452,285,792	(1,459)	77,750	66,021,545	66,061,182	573,326	(2)
$215,395,369	$1,623,633,849	$1,620,045,361	$(1,459)	$77,750	$219,060,148		$930,081

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,517,254,926	$1,426,461,661	$(82,210,254)	$1,344,251,407

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$772,220,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

PGIM Jennison Global Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 3,450,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
C	100,000,000
Z	2,000,000,000
R2	100,000,000
R4	100,000,000
R6	1,000,000,000

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	44,121	0.1%
R2	543	0.1
R4	543	4.7

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	5	73.7

34

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	655,602	$19,526,352
Shares purchased	(1,822,300)	(52,887,162)
Net increase (decrease) in shares outstanding before conversion	(1,166,698)	(33,360,810)
Shares issued upon conversion from other share class(es)	347,662	10,282,228
Shares purchased upon conversion into other share class(es)	(225,506)	(6,672,294)
Net increase (decrease) in shares outstanding	(1,044,542)	$(29,750,876)

Year ended October 31, 2022:
Shares sold	2,437,561	$87,742,751
Shares issued in reinvestment of dividends and distributions	1,531,839	69,897,795
Shares purchased	(4,025,343)	(137,018,440)
Net increase (decrease) in shares outstanding before conversion	(55,943)	20,622,106
Shares issued upon conversion from other share class(es)	794,706	29,615,720
Shares purchased upon conversion into other share class(es)	(515,018)	(18,642,964)
Net increase (decrease) in shares outstanding	223,745	$31,594,862

Class C
Six months ended April 30, 2023:
Shares sold	325,443	$8,698,138
Shares purchased	(890,405)	(23,483,047)
Net increase (decrease) in shares outstanding before conversion	(564,962)	(14,784,909)
Shares purchased upon conversion into other share class(es)	(278,494)	(7,402,353)
Net increase (decrease) in shares outstanding	(843,456)	$(22,187,262)

Year ended October 31, 2022:
Shares sold	1,076,874	$36,143,113
Shares issued in reinvestment of dividends and distributions	1,111,201	46,503,742
Shares purchased	(2,117,875)	(65,859,606)
Net increase (decrease) in shares outstanding before conversion	70,200	16,787,249
Shares purchased upon conversion into other share class(es)	(868,686)	(29,829,616)
Net increase (decrease) in shares outstanding	(798,486)	$(13,042,367)

Class Z
Six months ended April 30, 2023:
Shares sold	7,461,401	$226,268,351
Shares purchased	(16,375,271)	(484,855,608)
Net increase (decrease) in shares outstanding before conversion	(8,913,870)	(258,587,257)
Shares issued upon conversion from other share class(es)	331,410	10,087,512
Shares purchased upon conversion into other share class(es)	(254,190)	(7,687,133)
Net increase (decrease) in shares outstanding	(8,836,650)	$(256,186,878)

PGIM Jennison Global Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	24,079,983	$892,122,293
Shares issued in reinvestment of dividends and distributions	8,798,903	410,908,760
Shares purchased	(50,050,741)	(1,746,002,720)
Net increase (decrease) in shares outstanding before conversion	(17,171,855)	(442,971,667)
Shares issued upon conversion from other share class(es)	816,866	30,109,990
Shares purchased upon conversion into other share class(es)	(370,962)	(13,277,879)
Net increase (decrease) in shares outstanding	(16,725,951)	$(426,139,556)

Class R2
Six months ended April 30, 2023:
Shares sold	11,648	$345,901
Shares purchased	(32,705)	(970,354)
Net increase (decrease) in shares outstanding	(21,057)	$(624,453)

Year ended October 31, 2022:
Shares sold	36,394	$1,279,903
Shares issued in reinvestment of dividends and distributions	40,744	1,886,436
Shares purchased	(62,443)	(2,192,717)
Net increase (decrease) in shares outstanding	14,695	$973,622

Class R4
Six months ended April 30, 2023:
Shares sold	1,176	$35,705
Shares purchased	(612)	(19,186)
Net increase (decrease) in shares outstanding	564	$16,519

Year ended October 31, 2022:
Shares sold	4,403	$162,182
Shares issued in reinvestment of dividends and distributions	667	31,156
Shares purchased	(342)	(14,868)
Net increase (decrease) in shares outstanding	4,728	$178,470

Class R6
Six months ended April 30, 2023:
Shares sold	5,338,091	$161,251,949
Shares purchased	(9,660,957)	(293,516,418)
Net increase (decrease) in shares outstanding before conversion	(4,322,866)	(132,264,469)
Shares issued upon conversion from other share class(es)	116,617	3,519,440
Shares purchased upon conversion into other share class(es)	(66,656)	(2,127,400)
Net increase (decrease) in shares outstanding	(4,272,905)	$(130,872,429)

36

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	18,555,279	$680,824,974
Shares issued in reinvestment of dividends and distributions	6,153,853	289,477,258
Shares purchased	(24,091,674)	(826,104,240)
Net increase (decrease) in shares outstanding before conversion	617,458	144,197,992
Shares issued upon conversion from other share class(es)	115,451	4,122,577
Shares purchased upon conversion into other share class(es)	(57,593)	(2,097,828)
Net increase (decrease) in shares outstanding	675,316	$146,222,741

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $496,000, borrowed at a weighted average interest rate of 5.91%. The maximum loan outstanding amount during the period was $496,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

PGIM Jennison Global Opportunities Fund	37

Notes to Financial Statements (unaudited) (continued)

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset

38

classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Jennison Global Opportunities Fund	39

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability

40

in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.  Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Global Opportunities Fund	41

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Global Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	PRJAX	PRJCX	PRJZX	PRJBX	PRJDX	PRJQX

CUSIP	743969719	743969693	743969685	743969438	743969420	743969594

MF214E2

PGIM JENNISON EMERGING MARKETS EQUITY

OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Emerging Markets Equity Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Emerging Markets Equity Opportunities Fund

June 15, 2023

PGIM Jennison Emerging Markets Equity Opportunities Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-1.78	-22.87	-1.03	1.63 (09/16/2014)

Class C	-2.14	-19.77	-0.65	1.54 (09/16/2014)

Class Z	-1.66	-18.17	0.34	2.56 (09/16/2014)

Class R6	-1.66	-18.09	0.37	2.58 (09/16/2014)

MSCI Emerging Markets Index

	16.36	-6.51	-1.05	2.03

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Emerging Markets Equity Opportunities Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Taiwan Semiconductor	Semiconductors & Semiconductor	Taiwan	6.1%
Manufacturing Co. Ltd., ADR	Equipment

MercadoLibre, Inc.	Broadline Retail	Brazil	5.0%

ASPEED Technology, Inc.	Semiconductors & Semiconductor	Taiwan	4.1%
	Equipment

MakeMyTrip Ltd.	Hotels, Restaurants & Leisure	India	3.8%

Coupang, Inc.	Broadline Retail	South Korea	3.3%

Samsung SDI Co. Ltd.	Electronic Equipment,	South Korea	3.1%
	Instruments & Components

Bumrungrad Hospital PCL	Health Care Providers & Services	Thailand	3.0%

Hong Kong Exchanges & Clearing Ltd.	Capital Markets	Hong Kong	3.0%

Mahindra & Mahindra Ltd.	Automobiles	India	2.9%

XP, Inc. (Class A Stock)	Capital Markets	Brazil	2.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Emerging Markets Equity Opportunities Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Emerging Markets Equity Opportunities Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 982.20	1.30%	$ 6.39

	Hypothetical	$1,000.00	$1,018.35	1.30%	$ 6.51

Class C	Actual	$1,000.00	$ 978.60	2.05%	$10.06

	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Z	Actual	$1,000.00	$ 983.40	1.05%	$ 5.16

	Hypothetical	$1,000.00	$1,019.59	1.05%	$ 5.26

Class R6	Actual	$1,000.00	$ 983.40	0.98%	$ 4.82

	Hypothetical	$1,000.00	$1,019.93	0.98%	$ 4.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 94.7%

COMMON STOCKS

Brazil 11.2%

B3 SA - Brasil Bolsa Balcao	2,998,666	$7,003,982
MercadoLibre, Inc.*	24,335	31,087,719
NU Holdings Ltd. (Class A Stock)*	2,661,627	13,733,995
XP, Inc. (Class A Stock)*(a)	1,281,061	18,306,362

		70,132,058

China 27.1%

Aier Eye Hospital Group Co. Ltd. (Class A Stock)	2,577,730	10,975,743
Airtac International Group	352,503	12,793,916
Alibaba Group Holding Ltd., ADR*	105,635	8,946,228
Baidu, Inc., ADR*	55,286	6,668,044
China Tourism Group Duty Free Corp. Ltd. (Class H Stock), 144A*(a)	438,942	9,389,568
East Money Information Co. Ltd. (Class A Stock)	7,199,682	16,780,759
Full Truck Alliance Co. Ltd., ADR*	1,532,104	9,805,466
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	797,750	6,645,418
Jiumaojiu International Holdings Ltd., 144A	7,126,794	16,013,291
Kanzhun Ltd., ADR*	941,654	17,411,183
KE Holdings, Inc., ADR*	927,442	14,551,565
Kweichow Moutai Co. Ltd. (Class A Stock)	38,337	9,760,677
PDD Holdings, Inc., ADR*	186,798	12,730,284
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)*	155,180	6,165,177
Zhejiang Sanhua Intelligent Controls Co. Ltd. (Class A Stock)	3,313,077	11,185,999

		169,823,318

Hong Kong 3.0%

Hong Kong Exchanges & Clearing Ltd.	447,811	18,591,724

India 15.6%

Devyani International Ltd.*	4,084,947	8,093,527
HDFC Bank Ltd., ADR	104,285	7,279,093
Mahindra & Mahindra Ltd.	1,222,481	18,393,028
MakeMyTrip Ltd.*	1,011,866	23,718,139
Max Healthcare Institute Ltd.*	1,981,084	11,162,594
Navin Fluorine International Ltd.	202,664	12,042,302
Varun Beverages Ltd.	950,115	16,839,619

		97,528,302

Indonesia 6.0%

Bank Central Asia Tbk PT	27,147,595	16,800,331

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Indonesia (cont’d.)

Bank Mandiri Persero Tbk PT	36,883,747	$13,038,408
Sumber Alfaria Trijaya Tbk PT	39,249,627	7,760,917

		37,599,656

Singapore 1.3%

Grab Holdings Ltd. (Class A Stock)*(a)	2,794,639	8,132,399

South Korea 9.6%
Coupang, Inc.*	1,222,405	20,487,508
Orion Corp.	80,231	8,698,302
Samsung Electronics Co. Ltd.	229,909	11,312,464
Samsung SDI Co. Ltd.	37,933	19,686,170

		60,184,444

Taiwan 17.9%

ASPEED Technology, Inc.	297,424	25,468,670
eMemory Technology, Inc.	229,582	13,727,118
Global Unichip Corp.	346,237	11,295,872
Taiwan Semiconductor Manufacturing Co. Ltd.	723,410	11,846,268
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	454,599	38,322,696
United Microelectronics Corp.	7,377,192	11,865,160

		112,525,784

Thailand 3.0%

Bumrungrad Hospital PCL	2,695,206	18,822,186

TOTAL LONG-TERM INVESTMENTS (cost $574,144,255)		593,339,871

SHORT-TERM INVESTMENTS 11.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	44,311,468	44,311,468

See Notes to Financial Statements.

10

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $25,001,794; includes $24,951,120 of cash collateral for securities on loan)(b)(wi)	25,015,668	$25,000,659

TOTAL SHORT-TERM INVESTMENTS (cost $69,313,262)		69,312,127

TOTAL INVESTMENTS 105.7% (cost $643,457,517)		662,651,998
Liabilities in excess of other assets (5.7)%		(35,990,620)

NET ASSETS 100.0%		$626,661,378

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,381,934; cash collateral of $24,951,120 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$70,132,058	$—	$—
China	70,112,770	99,710,548	—
Hong Kong	—	18,591,724	—
India	30,997,232	66,531,070	—
Indonesia	—	37,599,656	—
Singapore	8,132,399	—	—
South Korea	20,487,508	39,696,936	—
Taiwan	38,322,696	74,203,088	—
Thailand	—	18,822,186	—
Short-Term Investments
Affiliated Mutual Funds	69,312,127	—	—

Total	$307,496,790	$355,155,208	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Semiconductors & Semiconductor Equipment	17.9%
Broadline Retail	11.7
Affiliated Mutual Funds (4.0% represents investments purchased with collateral from securities on loan)	11.0
Capital Markets	9.7
Banks	8.2
Hotels, Restaurants & Leisure	7.6
Health Care Providers & Services	6.5
Beverages	4.3
Interactive Media & Services	3.9
Machinery	3.8
Electronic Equipment, Instruments & Components	3.1
Automobiles	2.9
Ground Transportation	2.9

Real Estate Management & Development	2.3%
Chemicals	1.9
Technology Hardware, Storage & Peripherals	1.8
Specialty Retail	1.5
Food Products	1.4
Consumer Staples Distribution & Retail	1.2
Life Sciences Tools & Services	1.1
Electrical Equipment	1.0

105.7
Liabilities in excess of other assets	(5.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

12

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$24,381,934	$(24,381,934)	$—

(1)   Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund    13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $24,381,934:
Unaffiliated investments (cost $574,144,255)	$593,339,871
Affiliated investments (cost $69,313,262)	69,312,127
Foreign currency, at value (cost $26,749)	26,831
Receivable for Fund shares sold	5,450,592
Dividends receivable	256,129
Foreign capital gains tax benefit accrued	26,215
Tax reclaim receivable	24,485
Prepaid expenses and other assets	18,979

Total Assets	668,455,229

Liabilities
Payable to broker for collateral for securities on loan	24,951,120
Payable for investments purchased	10,392,654
Payable for Fund shares purchased	5,597,298
Management fee payable	436,190
Accrued expenses and other liabilities	402,688
Distribution fee payable	8,733
Affiliated transfer agent fee payable	5,056
Directors’ fees payable	112

Total Liabilities	41,793,851

Net Assets	$626,661,378

Net assets were comprised of:
Common stock, at par	$505
Paid-in capital in excess of par	1,178,843,333
Total distributable earnings (loss)	(552,182,460)

Net assets, April 30, 2023	$626,661,378

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($27,129,683 ÷ 2,229,292 shares of common stock issued and outstanding)	$12.17
Maximum sales charge (5.50% of offering price)	0.71

Maximum offering price to public	$12.88

Class C

Net asset value, offering price and redemption price per share, ($3,509,179 ÷ 307,545 shares of common stock issued and outstanding)	$11.41

Class Z

Net asset value, offering price and redemption price per share, ($339,303,665 ÷ 27,298,742 shares of common stock issued and outstanding)	$12.43

Class R6

Net asset value, offering price and redemption price per share, ($256,718,851 ÷ 20,623,960 shares of common stock issued and outstanding)	$12.45

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund    15

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $346,731 foreign withholding tax)	$2,164,902
Affiliated dividend income	79,766
Affiliated income from securities lending, net	27,190

Total income	2,271,858

Expenses
Management fee	3,198,631
Distribution fee(a)	61,968
Transfer agent’s fees and expenses (including affiliated expense of $20,904)(a)	337,373
Custodian and accounting fees	122,956
Registration fees(a)	92,469
Shareholders’ reports	76,544
Professional fees	14,736
Audit fee	14,628
Directors’ fees	9,695
SEC registration fees	6,148
Miscellaneous	37,352

Total expenses	3,972,500
Less: Fee waiver and/or expense reimbursement(a)	(468,197)
Distribution fee waiver(a)	(7,180)

Net expenses	3,497,123

Net investment income (loss)	(1,225,265)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $23,138) (net of foreign capital gains taxes $27,030)	(59,079,441)
Foreign currency transactions	(551,194)

(59,630,635)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,216)) (net of change in foreign capital gains taxes $205)	49,958,942
Foreign currencies	(18,184)

49,940,758

Net gain (loss) on investment and foreign currency transactions	(9,689,877)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(10,915,142)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	43,082	18,886	—	—
Transfer agent’s fees and expenses	22,923	5,303	301,800	7,347
Registration fees	11,294	10,334	44,145	26,696
Fee waiver and/or expense reimbursement	(31,807)	(15,320)	(314,983)	(106,087)
Distribution fee waiver	(7,180)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,225,265)	$(4,231,862)
Net realized gain (loss) on investment and foreign currency transactions	(59,630,635)	(475,628,433)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	49,940,758	(120,339,843)

Net increase (decrease) in net assets resulting from operations	(10,915,142)	(600,200,138)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	184,457,769	920,955,434
Cost of shares purchased	(233,236,728)	(644,755,797)

Net increase (decrease) in net assets from Fund share transactions	(48,778,959)	276,199,637

Total increase (decrease)	(59,694,101)	(324,000,501)

Net Assets:

Beginning of period	686,355,479	1,010,355,980

End of period	$626,661,378	$686,355,479

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund    17

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.39		$23.66	$17.66	$12.16	$9.58	$11.19
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.12)	(0.23)	(0.14)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		(11.15)	6.23	5.64	2.62	(1.57)
Total from investment operations	(0.22)		(11.27)	6.00	5.50	2.58	(1.61)
Net asset value, end of period	$12.17		$12.39	$23.66	$17.66	$12.16	$9.58
Total Return(b):	(1.78)%		(47.63)%	33.98%	45.23%	26.93%	(14.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,130		$28,082	$47,683	$6,144	$3,806	$2,316
Average net assets (000)	$28,959		$36,017	$26,309	$4,507	$3,074	$2,956
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30	%(d)	1.30%	1.33%	1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.57	%(d)	1.54%	1.64%	2.61%	3.35%	3.27%
Net investment income (loss)	(0.62	)%(d)	(0.74)%	(0.98)%	(0.99)%	(0.37)%	(0.35)%
Portfolio turnover rate(e)	80%		134%	78%	58%	33%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.66		$22.43	$16.88	$11.71	$9.29	$10.93
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.23)	(0.39)	(0.23)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		(10.54)	5.94	5.40	2.53	(1.51)
Total from investment operations	(0.25)		(10.77)	5.55	5.17	2.42	(1.64)
Net asset value, end of period	$11.41		$11.66	$22.43	$16.88	$11.71	$9.29
Total Return(b):	(2.14)%		(48.02)%	32.96%	44.06%	26.05%	(15.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,509		$3,724	$5,881	$1,563	$1,107	$1,363
Average net assets (000)	$3,809		$4,938	$4,077	$1,244	$1,438	$1,775
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.05	%(d)	2.05%	2.09%	2.20%	2.20%	2.20%
Expenses before waivers and/or expense reimbursement	2.86	%(d)	2.69%	2.65%	4.15%	4.23%	4.20%
Net investment income (loss)	(1.38	)%(d)	(1.48)%	(1.76)%	(1.73)%	(1.05)%	(1.14)%
Portfolio turnover rate(e)	80%		134%	78%	58%	33%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund    19

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.64		$24.07	$17.93	$12.31	$9.67	$11.27
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.08)	(0.17)	(0.13)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)		(11.35)	6.31	5.75	2.65	(1.59)
Total from investment operations	(0.21)		(11.43)	6.14	5.62	2.64	(1.60)
Net asset value, end of period	$12.43		$12.64	$24.07	$17.93	$12.31	$9.67
Total Return(b):	(1.66)%		(47.49)%	34.24%	45.65%	27.30%	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$339,304		$393,985	$642,316	$34,993	$2,357	$1,215
Average net assets (000)	$372,599		$549,186	$293,229	$11,195	$1,866	$1,443
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05	%(d)	1.05%	1.08%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.22	%(d)	1.20%	1.28%	1.93%	3.17%	3.56%
Net investment income (loss)	(0.38	)%(d)	(0.49)%	(0.72)%	(0.83)%	(0.08)%	(0.13)%
Portfolio turnover rate(e)	80%		134%	78%	58%	33%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.66		$24.08	$17.93	$12.31	$9.67	$11.27
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.07)	(0.15)	(0.10)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)		(11.35)	6.30	5.72	2.65	(1.58)
Total from investment operations	(0.21)		(11.42)	6.15	5.62	2.64	(1.60)
Net asset value, end of period	$12.45		$12.66	$24.08	$17.93	$12.31	$9.67
Total Return(b):	(1.66)%		(47.43)%	34.30%	45.65%	27.30%	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$256,719		$260,565	$314,476	$18,340	$12,319	$9,675
Average net assets (000)	$273,609		$302,211	$121,398	$14,144	$11,249	$11,852
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	0.98%	1.01%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.06	%(d)	1.05%	1.16%	1.80%	2.41%	2.32%
Net investment income (loss)	(0.30	)%(d)	(0.40)%	(0.62)%	(0.74)%	(0.11)%	(0.17)%
Portfolio turnover rate(e)	80%		134%	78%	58%	33%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund    21

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Emerging Markets Equity Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Emerging Markets Equity Opportunities Fund    23

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Emerging Markets Equity Opportunities Fund    25

Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

26

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.95% of the Fund’s average daily net assets up to and including $5 billion;	0.95%
0.925% of the Fund’s average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.30%
C	2.05
Z	1.05
R6	0.98

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and

PGIM Jennison Emerging Markets Equity Opportunities Fund    27

Notes to Financial Statements  (unaudited) (continued)

servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$37,333	$—
C	—	955

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized

28

gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$521,730,442	$541,198,240

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)		Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$102,282,814	$57,971,346	$ —		$ —	$44,311,468	44,311,468	$79,766

PGIM Institutional Money Market Fund(1)(b)(wi)
27,122,281	319,451,142	321,589,686	(6,216)		23,138	25,000,659	25,015,668	27,190	(2)
$27,122,281	$421,733,956	$379,561,032		$(6,216)	$23,138	$69,312,127		$106,956

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Jennison Emerging Markets Equity Opportunities Fund    29

Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$686,124,884	$57,236,100	$(80,708,986)	$(23,472,886)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$465,028,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2023).

Qualified Late-Year Losses	Post-October Capital Losses
$2,750,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten

30

years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 865,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	25,000,000
C	65,000,000
Z	300,000,000
T	225,000,000
R6	250,000,000

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	48,298	0.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	87.3

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	250,465	$3,244,712
Shares purchased	(303,804)	(3,871,229)
Net increase (decrease) in shares outstanding before conversion	(53,339)	(626,517)
Shares issued upon conversion from other share class(es)	25,479	326,727
Shares purchased upon conversion into other share class(es)	(8,756)	(113,622)
Net increase (decrease) in shares outstanding	(36,616)	$(413,412)

PGIM Jennison Emerging Markets Equity Opportunities Fund    31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	1,055,027	$18,358,156
Shares purchased	(743,321)	(12,558,145)
Net increase (decrease) in shares outstanding before conversion	311,706	5,800,011
Shares issued upon conversion from other share class(es)	25,109	378,868
Shares purchased upon conversion into other share class(es)	(86,308)	(1,418,730)
Net increase (decrease) in shares outstanding	250,507	$4,760,149

Class C
Six months ended April 30, 2023:
Shares sold	38,765	$475,717
Shares purchased	(33,872)	(406,204)
Net increase (decrease) in shares outstanding before conversion	4,893	69,513
Shares purchased upon conversion into other share class(es)	(16,642)	(203,122)
Net increase (decrease) in shares outstanding	(11,749)	$(133,609)

Year ended October 31, 2022:
Shares sold	161,915	$2,666,741
Shares purchased	(96,511)	(1,384,438)
Net increase (decrease) in shares outstanding before conversion	65,404	1,282,303
Shares purchased upon conversion into other share class(es)	(8,240)	(111,420)
Net increase (decrease) in shares outstanding	57,164	$1,170,883

Class Z
Six months ended April 30, 2023:
Shares sold	8,285,630	$109,874,865
Shares purchased	(12,171,349)	(159,420,658)
Net increase (decrease) in shares outstanding before conversion	(3,885,719)	(49,545,793)
Shares issued upon conversion from other share class(es)	35,686	458,808
Shares purchased upon conversion into other share class(es)	(15,575)	(203,474)
Net increase (decrease) in shares outstanding	(3,865,608)	$(49,290,459)

Year ended October 31, 2022:
Shares sold	34,906,372	$632,098,939
Shares purchased	(30,471,330)	(506,872,022)
Net increase (decrease) in shares outstanding before conversion	4,435,042	125,226,917
Shares issued upon conversion from other share class(es)	76,249	1,312,777
Shares purchased upon conversion into other share class(es)	(26,729)	(438,625)
Net increase (decrease) in shares outstanding	4,484,562	$126,101,069

32

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2023:
Shares sold	5,384,132	$70,862,475
Shares purchased	(5,327,194)	(69,538,637)
Net increase (decrease) in shares outstanding before conversion	56,938	1,323,838
Shares issued upon conversion from other share class(es)	8,756	117,051
Shares purchased upon conversion into other share class(es)	(29,885)	(382,368)
Net increase (decrease) in shares outstanding	35,809	$1,058,521

Year ended October 31, 2022:
Shares sold	15,203,394	$267,831,598
Shares purchased	(7,690,840)	(123,941,192)
Net increase (decrease) in shares outstanding before conversion	7,512,554	143,890,406
Shares issued upon conversion from other share class(es)	31,732	482,578
Shares purchased upon conversion into other share class(es)	(13,580)	(205,448)
Net increase (decrease) in shares outstanding	7,530,706	$144,167,536

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Jennison Emerging Markets Equity Opportunities Fund    33

Notes to Financial Statements  (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $2,839,200, borrowed at a weighted average interest rate of 5.03%. The maximum loan outstanding amount during the period was $10,455,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

34

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese

PGIM Jennison Emerging Markets Equity Opportunities Fund    35

Notes to Financial Statements  (unaudited) (continued)

government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

36

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

PGIM Jennison Emerging Markets Equity Opportunities Fund    37

Notes to Financial Statements  (unaudited) (continued)

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Emerging Markets Equity Opportunities Fund

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PDEAX	PDECX	PDEZX	PDEQX

CUSIP	743969644	743969636	743969610	743969628

MF225E2

PGIM JENNISON INTERNATIONAL

OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Opportunities Fund

June 15, 2023

PGIM Jennison International Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	21.02	-1.32	7.06	7.78	—

Class C	20.57	2.64	7.42	7.55	—

Class R	20.78	4.08	7.87	N/A	7.63 (11/20/2017)

Class Z	21.16	4.66	8.50	8.64	—

Class R2	20.87	4.17	N/A	N/A	14.05 (12/27/2018)

Class R4	21.07	4.49	N/A	N/A	14.35 (12/27/2018)

Class R6	21.20	4.72	8.57	N/A	10.42 (12/23/2015)

MSCI All Country World ex-US Index

	20.65	3.05	2.50	3.97	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)
	Class R	Class R2, Class R4	Class R6
	(11/20/2017)	(12/27/2018)	(12/23/2015)

MSCI All Country World ex-US Index	2.80	6.69	5.78

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder services fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The Index includes both developed and emerging markets.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison International Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	6.6%

Hermes International	Textiles, Apparel & Luxury Goods	France	6.0%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	5.7%

Ferrari NV	Automobiles	Italy	5.5%

L’Oreal SA	Personal Care Products	France	4.5%

MercadoLibre, Inc.	Broadline Retail	Brazil	4.4%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	4.1%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	3.8%

AstraZeneca plc	Pharmaceuticals	United Kingdom	3.4%

Compass Group plc	Hotels, Restaurants & Leisure	United Kingdom	3.2%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison International Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Opportunities Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,210.20	1.09%	$ 5.97

	Hypothetical	$1,000.00	$1,019.39	1.09%	$ 5.46

Class C	Actual	$1,000.00	$1,205.70	1.90%	$10.39

	Hypothetical	$1,000.00	$1,015.37	1.90%	$ 9.49

Class R	Actual	$1,000.00	$1,207.80	1.46%	$ 7.99

	Hypothetical	$1,000.00	$1,017.55	1.46%	$ 7.30

Class Z	Actual	$1,000.00	$1,211.60	0.90%	$ 4.94

	Hypothetical	$1,000.00	$1,020.33	0.90%	$ 4.51

Class R2	Actual	$1,000.00	$1,208.70	1.34%	$ 7.34

	Hypothetical	$1,000.00	$1,018.15	1.34%	$ 6.71

Class R4	Actual	$1,000.00	$1,210.70	1.09%	$ 5.97

	Hypothetical	$1,000.00	$1,019.39	1.09%	$ 5.46

Class R6	Actual	$1,000.00	$1,212.00	0.84%	$ 4.61

	Hypothetical	$1,000.00	$1,020.63	0.84%	$ 4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 96.1%

COMMON STOCKS 93.2%

Brazil 5.3%
MercadoLibre, Inc.*	150,507	$192,271,187
NU Holdings Ltd. (Class A Stock)*(a)	8,074,650	41,665,194

		233,936,381

Denmark 7.5%
DSV A/S	408,588	76,897,226
Novo Nordisk A/S (Class B Stock)	1,501,920	249,851,150

		326,748,376

France 25.3%
Dassault Systemes SE	2,277,175	92,443,357
Hermes International	120,679	262,003,291
L’Oreal SA	409,408	195,663,114
LVMH Moet Hennessy Louis Vuitton SE	298,865	287,472,665
Pernod Ricard SA	509,246	117,609,952
Remy Cointreau SA	166,154	28,749,312
Safran SA	781,307	121,508,683

		1,105,450,374

Hong Kong 2.3%
Hong Kong Exchanges & Clearing Ltd.	2,459,942	102,129,165

India 2.6%
HDFC Bank Ltd., ADR(a)	1,601,684	111,797,543

Indonesia 1.7%
Bank Central Asia Tbk PT	123,005,746	76,122,293

Israel 1.4%
Mobileye Global, Inc. (Class A Stock)*(a)	1,601,273	60,271,916

Italy 8.6%
Brunello Cucinelli SpA	1,426,071	136,549,770
Ferrari NV	864,260	240,824,524

		377,374,294

Japan 5.6%
Daiichi Sankyo Co. Ltd.	2,484,617	85,258,676

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Keyence Corp.	280,700	$126,583,433
Lasertec Corp.	244,746	33,296,722

		245,138,831

Netherlands 8.2%
Adyen NV, 144A*	23,085	37,094,172
Argenx SE, ADR*	182,653	70,847,446
ASM International NV	197,543	71,717,865
ASML Holding NV	280,357	177,918,111

		357,577,594

South Korea 2.2%
Samsung SDI Co. Ltd.	184,140	95,563,528

Sweden 1.4%
Atlas Copco AB (Class A Stock)	4,113,497	59,498,141

Switzerland 6.0%
Cie Financiere Richemont SA (Class A Stock)	556,216	91,942,990
Lonza Group AG	144,183	89,918,324
On Holding AG (Class A Stock)*(a)	2,522,490	81,854,800

		263,716,114

Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,977,290	166,685,547

United Kingdom 7.7%
Ashtead Group PLC	921,168	53,110,991
AstraZeneca PLC	999,062	147,024,947
Compass Group PLC	5,228,861	137,942,377

		338,078,315

United States 3.6%
Lululemon Athletica, Inc.*	120,432	45,755,730
Schneider Electric SE	648,242	113,048,151

		158,803,881

TOTAL COMMON STOCKS (cost $3,219,228,018)		4,078,892,293

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCK 2.9%

Germany
Dr. Ing. h.c. F. Porsche AG (PRFC)* (cost $109,666,244)	1,018,372	$127,519,413

TOTAL LONG-TERM INVESTMENTS (cost $3,328,894,262)		4,206,411,706

SHORT-TERM INVESTMENTS 6.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	137,620,433	137,620,433
PGIM Institutional Money Market Fund (cost $128,228,523; includes $127,812,032 of cash collateral for securities on loan)(b)(wi)	128,297,791	128,220,812

TOTAL SHORT-TERM INVESTMENTS (cost $265,848,956)		265,841,245

TOTAL INVESTMENTS 102.2% (cost $3,594,743,218)		4,472,252,951
Liabilities in excess of other assets (2.2)%		(95,482,796)

NET ASSETS 100.0%		$4,376,770,155

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

PRFC—Preference Shares

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,825,185; cash collateral of $127,812,032 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$233,936,381	$—	$—
Denmark	—	326,748,376	—
France	—	1,105,450,374	—
Hong Kong	—	102,129,165	—
India	111,797,543	—	—
Indonesia	—	76,122,293	—
Israel	60,271,916	—	—
Italy	—	377,374,294	—
Japan	—	245,138,831	—
Netherlands	70,847,446	286,730,148	—
South Korea	—	95,563,528	—
Sweden	—	59,498,141	—
Switzerland	81,854,800	181,861,314	—
Taiwan	166,685,547	—	—
United Kingdom	—	338,078,315	—
United States	45,755,730	113,048,151	—
Preferred Stock
Germany	—	127,519,413	—
Short-Term Investments
Affiliated Mutual Funds	265,841,245	—	—

Total	$1,036,990,608	$3,435,262,343	$—

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Textiles, Apparel & Luxury Goods	20.7%
Pharmaceuticals	11.0
Semiconductors & Semiconductor Equipment	10.3
Automobiles	8.4
Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	6.1
Banks	5.2
Electronic Equipment, Instruments & Components	5.1
Personal Care Products	4.5
Broadline Retail	4.4
Beverages	3.3
Hotels, Restaurants & Leisure	3.1
Aerospace & Defense	2.8
Electrical Equipment	2.6

Capital Markets	2.3%
Software	2.1
Life Sciences Tools & Services	2.0
Air Freight & Logistics	1.8
Biotechnology	1.6
Automobile Components	1.4
Machinery	1.4
Trading Companies & Distributors	1.2
Financial Services	0.9

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$127,825,185	$(127,812,032)	$13,153

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $127,825,185:
Unaffiliated investments (cost $3,328,894,262)	$4,206,411,706
Affiliated investments (cost $265,848,956)	265,841,245
Foreign currency, at value (cost $1,972,514)	1,974,032
Receivable for investments sold	51,869,260
Receivable for Fund shares sold	15,212,486
Tax reclaim receivable	5,107,724
Dividends receivable	2,639,522
Prepaid expenses and other assets	313,600

Total Assets	4,549,369,575

Liabilities
Payable to broker for collateral for securities on loan	127,812,032
Payable for investments purchased	30,688,914
Payable for Fund shares purchased	10,038,293
Management fee payable	2,804,871
Accrued expenses and other liabilities	1,098,192
Distribution fee payable	148,056
Affiliated transfer agent fee payable	9,062

Total Liabilities	172,599,420

Net Assets	$4,376,770,155

Net assets were comprised of:
Common stock, at par	$1,613
Paid-in capital in excess of par	4,771,056,373
Total distributable earnings (loss)	(394,287,831)

Net assets, April 30, 2023	$4,376,770,155

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($120,550,525 ÷ 4,521,036 shares of common stock issued and outstanding)	$26.66
Maximum sales charge (5.50% of offering price)	1.55

Maximum offering price to public	$28.21

Class C
Net asset value, offering price and redemption price per share, ($25,854,130 ÷ 1,055,449 shares of common stock issued and outstanding)	$24.50

Class R
Net asset value, offering price and redemption price per share, ($239,609,639 ÷ 9,119,651 shares of common stock issued and outstanding)	$26.27

Class Z
Net asset value, offering price and redemption price per share, ($2,427,894,341 ÷ 89,273,226 shares of common stock issued and outstanding)	$27.20

Class R2
Net asset value, offering price and redemption price per share, ($12,328,430 ÷ 461,648 shares of common stock issued and outstanding)	$26.71

Class R4
Net asset value, offering price and redemption price per share, ($9,843,910 ÷ 364,505 shares of common stock issued and outstanding)	$27.01

Class R6
Net asset value, offering price and redemption price per share, ($1,540,689,180 ÷ 56,500,314 shares of common stock issued and outstanding)	$27.27

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,894,903 foreign withholding tax)	$23,619,819
Income from securities lending, net (including affiliated income of $575,261)	679,253
Affiliated dividend income	678,154

Total income	24,977,226

Expenses
Management fee	16,135,135
Distribution fee(a)	1,210,329
Shareholder servicing fees(a)	10,347
Transfer agent’s fees and expenses (including affiliated expense of $37,832)(a)	1,519,604
Registration fees(a)	193,813
Custodian and accounting fees	179,621
Shareholders’ reports	172,269
Directors’ fees	30,702
Professional fees	22,359
Audit fee	13,389
SEC registration fees	6,599
Miscellaneous	39,605

Total expenses	19,533,772
Less: Fee waiver and/or expense reimbursement(a)	(691,500)
Distribution fee waiver(a)	(329,869)

Net expenses	18,512,403

Net investment income (loss)	6,464,823

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $98,570)	(237,896,795)
Foreign currency transactions	(766,829)

(238,663,624)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(19,059))	990,235,128
Foreign currencies	479,344

990,714,472

Net gain (loss) on investment and foreign currency transactions	752,050,848

Net Increase (Decrease) In Net Assets Resulting From Operations	$758,515,671

See Notes to Financial Statements.

16

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	169,107	121,684	905,054	—	14,484	—	—
Shareholder servicing fees	—	—	—	—	5,794	4,553	—
Transfer agent’s fees and expenses	69,968	14,067	153,289	1,237,845	8,767	6,976	28,692
Registration fees	17,903	10,658	3,119	114,886	3,549	3,570	40,128
Fee waiver and/or expense reimbursement	(81,902)	(16,137)	—	(587,214)	(3,014)	(3,233)	—
Distribution fee waiver	(28,184)	—	(301,685)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,464,823	$ (8,021,795)
Net realized gain (loss) on investment and foreign currency transactions	(238,663,624)	(1,020,071,756)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	990,714,472	(1,948,124,913)

Net increase (decrease) in net assets resulting from operations	758,515,671	(2,976,218,464)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(181,181)
Class C	—	(38,113)
Class R	—	(296,402)
Class Z	—	(3,142,102)
Class R2	—	(11,816)
Class R4	—	(12,841)
Class R6	—	(1,853,539)

	—	(5,535,994)

Tax return of capital distributions
Class A	—	(2,270)
Class C	—	(478)
Class R	—	(3,713)
Class Z	—	(39,364)
Class R2	—	(148)
Class R4	—	(161)
Class R6	—	(23,221)

	—	(69,355)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	859,282,527	3,237,458,222
Net asset value of shares issued in reinvestment of dividends and distributions	—	5,596,238
Cost of shares purchased	(897,287,633)	(2,859,687,305)

Net increase (decrease) in net assets from Fund share transactions	(38,005,106)	383,367,155

Total increase (decrease)	720,510,565	(2,598,456,658)

Net Assets:
Beginning of period	3,656,259,590	6,254,716,248

End of period	$4,376,770,155	$3,656,259,590

See Notes to Financial Statements.

18

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.03		$38.51		$28.14	$19.51	$15.82	$17.10
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.09)		(0.25)	(0.12)	0.01	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.61		(16.36)		10.62	8.75	3.68	(1.22)
Total from investment operations	4.63		(16.45)		10.37	8.63	3.69	(1.28)
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Distributions from net realized gains	-		(0.03)		-	-	-	-
Total dividends and distributions	-		(0.03)		-	-	-	-
Net asset value, end of period	$26.66		$22.03		$38.51	$28.14	$19.51	$15.82
Total Return(c):	21.02%		(42.74)%		36.90%	44.11%	23.39%	(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,551		$105,135		$208,515	$76,093	$26,778	$14,496
Average net assets (000)	$113,673		$150,632		$142,641	$46,059	$20,599	$10,393
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.09%		1.09%	1.09%	1.09%	1.13%
Expenses before waivers and/or expense reimbursement	1.29	%(e)	1.27%		1.27%	1.34%	1.46%	1.55%
Net investment income (loss)	0.15	%(e)	(0.34)%		(0.71)%	(0.52)%	0.04%	(0.32)%
Portfolio turnover rate(f)	37%		76%		41%	43%	53%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.32		$35.82		$26.38	$18.44	$15.08	$16.43
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(b)	(0.30)		(0.50)	(0.29)	(0.13)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.25		(15.17)		9.94	8.23	3.49	(1.17)
Total from investment operations	4.18		(15.47)		9.44	7.94	3.36	(1.35)
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(c)	-	-	-	-
Distributions from net realized gains	-		(0.03)		-	-	-	-
Total dividends and distributions	-		(0.03)		-	-	-	-
Net asset value, end of period	$24.50		$20.32		$35.82	$26.38	$18.44	$15.08
Total Return(d):	20.57%		(43.22)%		35.84%	43.00%	22.28%	(8.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,854		$22,981		$40,128	$16,411	$5,302	$3,800
Average net assets (000)	$24,538		$30,780		$28,884	$9,894	$4,683	$3,449
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.90	%(f)	1.90%		1.90%	1.90%	1.91%	1.92%
Expenses before waivers and/or expense reimbursement	2.03	%(f)	2.01%		1.97%	2.15%	2.33%	2.54%
Net investment income (loss)	(0.66)%	(f)	(1.14)%		(1.52)%	(1.32)%	(0.80)%	(1.05)%
Portfolio turnover rate(g)	37%		76%		41%	43%	53%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R Shares
	Six Months Ended April 30, 2023		Year Ended October 31,					November 20, 2017(a) through October 31, 2018
			2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.75		$38.17		$27.98	$19.48	$15.86	$17.62
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(c)	(0.19)		(0.37)	(0.20)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.55		(16.20)		10.56	8.70	3.68	(1.67)
Total from investment operations	4.52		(16.39)		10.19	8.50	3.62	(1.76)
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(d)	-	-	-	-
Distributions from net realized gains	-		(0.03)		-	-	-	-
Total dividends and distributions	-		(0.03)		-	-	-	-
Net asset value, end of period	$26.27		$21.75		$38.17	$27.98	$19.48	$15.86
Total Return(e):	20.78%		(42.97)%		36.42%	43.56%	22.89%	(9.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$239,610		$230,246		$358,284	$291,162	$280,311	$266,294
Average net assets (000)	$243,348		$269,777		$340,986	$281,238	$278,086	$299,955
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.46	%(g)	1.47%		1.47%	1.47%	1.47%	1.46	%(g)
Expenses before waivers and/or expense reimbursement	1.71	%(g)	1.72%		1.72%	1.77%	1.81%	1.80	%(g)
Net investment income (loss)	(0.24)%	(g)	(0.70)%		(1.08)%	(0.87)%	(0.36)%	(0.53	)%(g)
Portfolio turnover rate(h)	37%		76%		41%	43%	53%	59%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	21

Financial Highlights (unaudited) (continued)

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.45		$39.17		$28.56	$19.77	$16.01	$17.29
Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.04)		(0.18)	(0.10)	0.03	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.71		(16.65)		10.79	8.89	3.74	(1.24)
Total from investment operations	4.75		(16.69)		10.61	8.79	3.77	(1.25)
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	-	(0.01)	(0.03)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Distributions from net realized gains	-		(0.03)		-	-	-	-
Total dividends and distributions	-		(0.03)		-	-	(0.01)	(0.03)
Net asset value, end of period	$27.20		$22.45		$39.17	$28.56	$19.77	$16.01
Total Return(c):	21.16%		(42.63)%		37.15%	44.46%	23.56%	(7.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,427,894		$1,948,250		$3,481,110	$1,364,899	$208,629	$104,113
Average net assets (000)	$2,186,296		$2,744,398		$2,452,905	$639,223	$139,982	$75,711
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.90%		0.90%	0.90%	0.90%	0.89%
Expenses before waivers and/or expense reimbursement	0.95	%(e)	0.96%		0.94%	0.99%	1.04%	1.04%
Net investment income (loss)	0.35	%(e)	(0.14)%		(0.51)%	(0.38)%	0.15%	(0.08)%
Portfolio turnover rate(f)	37%		76%		41%	43%	53%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	23

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				December 27, 2018(a) through October 31, 2019
			2022		2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.09		$38.72		$28.35	$19.70	$15.10
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(c)	(0.15)		(0.33)	(0.29)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.63		(16.45)		10.70	8.94	4.72
Total from investment operations	4.62		(16.60)		10.37	8.65	4.60
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(d)	-	-	-
Distributions from net realized gains	-		(0.03)		-	-	-
Total dividends and distributions	-		(0.03)		-	-	-
Net asset value, end of period	$26.71		$22.09		$38.72	$28.35	$19.70
Total Return(e):	20.87%		(42.90)%		36.58%	43.91%	30.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,328		$10,579		$13,101	$4,664	$233
Average net assets (000)	$11,683		$11,553		$8,789	$1,557	$44
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.34	%(g)	1.34%		1.33%	1.32%	1.26	%(g)
Expenses before waivers and/or expense reimbursement	1.39	%(g)	1.41%		1.41%	2.23%	64.97	%(g)
Net investment income (loss)	(0.10)%	(g)	(0.55)%		(0.92)%	(1.06)%	(0.76	)%(g)
Portfolio turnover rate(h)	37%		76%		41%	43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R4 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				December 27, 2018(a) through October 31, 2019
			2022		2021	2020
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.31		$39.01		$28.49	$19.75	$15.10
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.09)		(0.25)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.68		(16.58)		10.77	8.85	4.67
Total from investment operations	4.70		(16.67)		10.52	8.74	4.65
Less Dividends and Distributions:
Tax return of capital distributions	-		(-	)(c)	-	-	-
Distributions from net realized gains	-		(0.03)		-	-	-
Total dividends and distributions	-		(0.03)		-	-	-
Net asset value, end of period	$27.01		$22.31		$39.01	$28.49	$19.75
Total Return(d):	21.07%		(42.76)%		36.97%	44.20%	30.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,844		$8,646		$16,892	$1,359	$846
Average net assets (000)	$9,182		$11,164		$11,907	$1,023	$293
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09	%(f)	1.09%		1.08%	1.04%	0.95	%(f)
Expenses before waivers and/or expense reimbursement	1.16	%(f)	1.16%		1.14%	2.47%	10.65	%(f)
Net investment income (loss)	0.15%	(f)	(0.33)%		(0.69)%	(0.46)%	(0.11)%	(f)
Portfolio turnover rate(g)	37%		76%		41%	43%	53%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund	25

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.50		$39.24		$28.59	$19.78	$16.02	$17.29
Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.02)		(0.16)	(0.08)	0.04	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.72		(16.69)		10.81	8.89	3.74	(1.22)
Total from investment operations	4.77		(16.71)		10.65	8.81	3.78	(1.23)
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	-	(0.02)	(0.04)
Tax return of capital distributions	-		(-	)(b)	-	-	-	-
Distributions from net realized gains	-		(0.03)		-	-	-	-
Total dividends and distributions	-		(0.03)		-	-	(0.02)	(0.04)
Net asset value, end of period	$27.27		$22.50		$39.24	$28.59	$19.78	$16.02
Total Return(c):	21.20%		(42.61)%		37.25%	44.54%	23.72%	(7.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,540,689		$1,330,422		$2,136,686	$673,736	$101,975	$35,141
Average net assets (000)	$1,447,242		$1,686,565		$1,445,464	$295,968	$54,900	$26,736
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.84	%(e)	0.84%		0.84%	0.84%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.84%		0.84%	0.91%	0.98%	1.00%
Net investment income (loss)	0.40	%(e)	(0.07)%		(0.46)%	(0.32)%	0.20%	(0.05)%
Portfolio turnover rate(f)	37%		76%		41%	43%	53%	59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements (unaudited)

1.    Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison International Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison International Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

28

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison International Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

30

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

PGIM Jennison International Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.825% on average daily net assets up to and including $1 billion;	0.806%

0.80% on average daily net assets from $1 billion to $5 billion;

0.78% on average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waivers exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.84%	1.09%
C	0.84	1.90	**
R	0.84	1.48	**
Z	0.84	0.90	**
R2	0.84	1.34	***
R4	0.84	1.09	***
R6	0.84	0.84	**

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

**Expense waiver/reimbursement limited to 0.06% on an annualized basis.

32

***Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.25%	N/A	%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$74,952	$721
C	—	2,316

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison International Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$1,475,695,611	$1,438,546,352

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

34

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 361,781,628	$ 224,161,195	$ —	$ —	$137,620,433	137,620,433	$ 678,154

PGIM Institutional Money Market Fund(1)(b)(wi)
150,020,337	839,877,950	861,756,986	(19,059)	98,570	128,220,812	128,297,791	575,261	(2)

$150,020,337	$1,201,659,578	$1,085,918,181	$(19,059)	$98,570	$265,841,245		$1,253,415

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,680,182,141	$964,027,040	$(171,956,230)	$792,070,810

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$952,335,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2023).

Qualified Late-Year Losses	Post-October Capital Losses
$—	$1,825,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

PGIM Jennison International Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 3,550,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	150,000,000

C	100,000,000

R	100,000,000

Z	2,000,000,000

R2	100,000,000

R4	100,000,000

R6	1,000,000,000

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	25,545	0.1%
R2	663	0.1
R4	663	0.2

36

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	76.0

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	515,354	$12,790,058

Shares purchased	(880,180)	(21,455,300)

Net increase (decrease) in shares outstanding before conversion	(364,826)	(8,665,242)

Shares issued upon conversion from other share class(es)	159,670	3,967,636

Shares purchased upon conversion into other share class(es)	(46,507)	(1,149,428)

Net increase (decrease) in shares outstanding	(251,663)	$(5,847,034)

Year ended October 31, 2022:

Shares sold	1,863,405	$55,373,880

Shares issued in reinvestment of dividends and distributions	5,200	182,714

Shares purchased	(2,566,608)	(69,034,328)

Net increase (decrease) in shares outstanding before conversion	(698,003)	(13,477,734)

Shares issued upon conversion from other share class(es)	297,066	8,736,406

Shares purchased upon conversion into other share class(es)	(240,270)	(7,536,465)

Net increase (decrease) in shares outstanding	(641,207)	$(12,277,793)

Class C

Six months ended April 30, 2023:

Shares sold	95,362	$2,199,302

Shares purchased	(142,001)	(3,204,022)

Net increase (decrease) in shares outstanding before conversion	(46,639)	(1,004,720)

Shares purchased upon conversion into other share class(es)	(28,945)	(662,705)

Net increase (decrease) in shares outstanding	(75,584)	$(1,667,425)

Year ended October 31, 2022:

Shares sold	439,161	$12,611,578

Shares issued in reinvestment of dividends and distributions	1,181	38,543

Shares purchased	(381,085)	(9,470,187)

Net increase (decrease) in shares outstanding before conversion	59,257	3,179,934

Shares purchased upon conversion into other share class(es)	(48,581)	(1,296,415)

Net increase (decrease) in shares outstanding	10,676	$1,883,519

PGIM Jennison International Opportunities Fund	37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R

Six months ended April 30, 2023:

Shares sold	28,655	$702,216

Shares purchased	(1,497,057)	(36,516,451)

Net increase (decrease) in shares outstanding	(1,468,402)	$(35,814,235)

Year ended October 31, 2022:

Shares sold	2,646,941	$70,002,360

Shares issued in reinvestment of dividends and distributions	8,622	300,115

Shares purchased	(1,455,193)	(39,061,923)

Net increase (decrease) in shares outstanding	1,200,370	$31,240,552

Class Z

Six months ended April 30, 2023:

Shares sold	25,053,416	$629,902,652

Shares purchased	(22,499,040)	(557,240,050)

Net increase (decrease) in shares outstanding before conversion	2,554,376	72,662,602

Shares issued upon conversion from other share class(es)	89,903	2,271,269

Shares purchased upon conversion into other share class(es)	(165,314)	(4,197,071)

Net increase (decrease) in shares outstanding	2,478,965	$70,736,800

Year ended October 31, 2022:

Shares sold	76,944,814	$2,301,749,213

Shares issued in reinvestment of dividends and distributions	88,911	3,178,566

Shares purchased	(78,931,653)	(2,134,832,204)

Net increase (decrease) in shares outstanding before conversion	(1,897,928)	170,095,575

Shares issued upon conversion from other share class(es)	233,999	7,032,081

Shares purchased upon conversion into other share class(es)	(411,416)	(12,499,417)

Net increase (decrease) in shares outstanding	(2,075,345)	$164,628,239

Class R2

Six months ended April 30, 2023:

Shares sold	44,880	$1,116,791

Shares purchased	(62,148)	(1,527,356)

Net increase (decrease) in shares outstanding	(17,268)	$(410,565)

Year ended October 31, 2022:

Shares sold	205,770	$5,870,696

Shares issued in reinvestment of dividends and distributions	339	11,964

Shares purchased	(65,558)	(1,795,651)

Net increase (decrease) in shares outstanding	140,551	$4,087,009

38

Share Class	Shares	Amount

Class R4

Six months ended April 30, 2023:

Shares sold	24,740	$610,993

Shares purchased	(47,773)	(1,119,703)

Net increase (decrease) in shares outstanding	(23,033)	$(508,710)

Year ended October 31, 2022:

Shares sold	180,706	$5,177,531

Shares issued in reinvestment of dividends and distributions	365	13,002

Shares purchased	(226,586)	(6,776,093)

Net increase (decrease) in shares outstanding	(45,515)	$(1,585,560)

Class R6

Six months ended April 30, 2023:

Shares sold	8,329,857	$211,960,515

Shares purchased	(10,950,594)	(276,224,751)

Net increase (decrease) in shares outstanding before conversion	(2,620,737)	(64,264,236)

Shares issued upon conversion from other share class(es)	23,915	616,086

Shares purchased upon conversion into other share class(es)	(33,363)	(845,787)

Net increase (decrease) in shares outstanding	(2,630,185)	$(64,493,937)

Year ended October 31, 2022:

Shares sold	26,706,420	$786,672,964

Shares issued in reinvestment of dividends and distributions	52,243	1,871,334

Shares purchased	(22,246,205)	(598,716,919)

Net increase (decrease) in shares outstanding before conversion	4,512,458	189,827,379

Shares issued upon conversion from other share class(es)	212,509	6,952,926

Shares purchased upon conversion into other share class(es)	(46,935)	(1,389,116)

Net increase (decrease) in shares outstanding	4,678,032	$195,391,189

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Jennison International Opportunities Fund	39

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on

40

the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

PGIM Jennison International Opportunities Fund	41

Notes to Financial Statements (unaudited) (continued)

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial

42

Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a

PGIM Jennison International Opportunities Fund	43

Notes to Financial Statements (unaudited) (continued)

group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

  COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

44

10.    Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison International Opportunities Fund	45

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison International Opportunities Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PWJAX	PWJCX	PWJRX	PWJZX	PWJBX	PWJDX	PWJQX

CUSIP	743969677	743969669	743969487	743969651	743969412	743969396	743969586

MF215E2

PGIM EMERGING MARKETS DEBT

HARD CURRENCY FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Emerging Markets Debt Hard Currency Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Emerging Markets Debt Hard Currency Fund

June 15, 2023

PGIM Emerging Markets Debt Hard Currency Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	10.26	-5.60	-1.87	-2.31 (12/12/2017)

Class C	9.85	-4.08	-1.94	-2.44 (12/12/2017)

Class Z	10.42	-2.14	-0.95	-1.44 (12/12/2017)

Class R6	10.48	-2.05	-0.85	-1.35 (12/12/2017)

JP Morgan Emerging Markets Bond Index Global Diversified Index

	10.54	-0.89	-0.20	-0.65

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

JP Morgan Emerging Markets Bond Index Global Diversified Index—The JP Morgan Emerging Markets Bond Index Global Diversified Index is an unmanaged index that tracks total returns for USD-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Emerging Markets Debt Hard Currency Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	0.1

AA	5.0

A	7.6

BBB	35.4

BB	25.8

B	13.7

CCC	4.6

CC	1.5

C	0.2

D	0.1

Not Rated	1.7

Cash/Cash Equivalents	4.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.32	6.25	-2.67

Class C	0.30	5.67	–59.16

Class Z	0.33	6.79	6.57

Class R6	0.34	6.88	6.77

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Emerging Markets Debt Hard Currency Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Emerging Markets Debt Hard Currency Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,102.60	1.05%	$5.47

	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class C	Actual	$1,000.00	$1,098.50	1.80%	$9.37

	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class Z	Actual	$1,000.00	$1,104.20	0.75%	$3.91

	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class R6	Actual	$1,000.00	$1,104.80	0.65%	$3.39

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 93.9%

CORPORATE BONDS 23.4%

Azerbaijan 0.4%

Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes	6.875%	03/24/26		450	$461,194
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes	6.950	03/18/30		400	412,325

					873,519

Bahrain 0.5%

Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24		400	405,936
Sr. Unsec’d. Notes	8.375	11/07/28		500	525,719

					931,655

Brazil 0.5%

Banco do Brasil SA,
Sr. Unsec’d. Notes	4.875	01/11/29		200	188,662
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes	4.875	01/22/30		200	160,663
JSM Global Sarl,
Gtd. Notes, 144A	4.750	10/20/30(d)		400	77,450
Nexa Resources SA,
Gtd. Notes	6.500	01/18/28		410	398,674
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	110,696
Suzano Austria GmbH,
Gtd. Notes	3.750	01/15/31		150	126,600

					1,062,745

Chile 1.3%

Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	143,290
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	178,913
Sr. Unsec’d. Notes	4.250	07/17/42		360	300,780
Sr. Unsec’d. Notes	4.875	11/04/44		600	548,362
Sr. Unsec’d. Notes	6.150	10/24/36		100	108,375
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	182,787
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	202,100

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chile (cont’d.)

Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450%	09/16/31	200	$168,475
Sr. Unsec’d. Notes, 144A	6.150	05/10/33	200	200,990
Interchile SA,
Sr. Sec’d. Notes, 144A	4.500	06/30/56	200	162,850
Mercury Chile Holdco LLC,
Sr. Sec’d. Notes	6.500	01/24/27	400	375,950
VTR Finance NV,
Sr. Unsec’d. Notes	6.375	07/15/28	200	63,038

				2,635,910

China 0.6%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25	200	82,225
ENN Clean Energy International Investment Ltd.,
Gtd. Notes, 144A	3.375	05/12/26	200	178,500
Prosus NV,
Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	464,750
Sinopec Group Overseas Development 2012 Ltd.,
Gtd. Notes	4.875	05/17/42	200	198,037
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes, 144A	3.680	08/08/49	200	162,385
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25(d)	200	39,000

				1,124,897

Colombia 0.6%

Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	149,288
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	56,468
Sr. Unsec’d. Notes	6.875	04/29/30	453	403,736
Sr. Unsec’d. Notes	8.875	01/13/33	476	460,232
Grupo Aval Ltd.,
Gtd. Notes, 144A	4.375	02/04/30	200	151,913

				1,221,637

Costa Rica 0.1%

Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	191,912

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Ghana 0.1%

Tullow Oil PLC,
Sr. Sec’d. Notes, 144A	10.250%	05/15/26		200	$155,037

Guatemala 0.4%

Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL,
Gtd. Notes	5.250	04/27/29		167	155,811
CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	164,475
Energuate Trust,
Gtd. Notes	5.875	05/03/27		400	372,200

					692,486

India 1.7%

Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	130,288
Azure Power Solar Energy Pvt. Ltd.,
Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	169,787
CA Magnum Holdings,
Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	350,700
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes	4.250	10/27/27		400	350,700
HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes	5.250	04/28/27		400	376,200
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	101,292
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		400	384,920
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		800	761,900
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	207,162
Reliance Industries Ltd.,
Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	178,016
Summit Digitel Infrastructure Ltd.,
Sr. Sec’d. Notes, 144A	2.875	08/12/31		235	188,044
TML Holdings Pte Ltd.,
Sr. Unsec’d. Notes	5.500	06/03/24		200	195,350

					3,394,359

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Indonesia 2.2%

Cikarang Listrindo Tbk PT,
Sr. Unsec’d. Notes, 144A	4.950%	09/14/26		200	$187,975
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	192,288
Indofood CBP Sukses Makmur Tbk PT,
Sr. Unsec’d. Notes	3.541	04/27/32		200	169,538
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		700	695,625
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	197,662
Pertamina Geothermal Energy PT,
Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	200,750
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	198,412
Sr. Unsec’d. Notes, EMTN	3.100	01/21/30		200	178,850
Sr. Unsec’d. Notes, EMTN	3.100	08/27/30		300	266,119
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	187,163
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	168,500
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	207,475
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	82,525
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	211,537
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		620	629,765
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		200	194,850
Sr. Unsec’d. Notes, EMTN	4.125	05/15/27		250	242,391
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	194,850

					4,406,275

Israel 0.7%

Bank Leumi Le-Israel BM,
Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	200,691
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	68,827
Sr. Sec’d. Notes, 144A	5.375	03/30/28		385	342,963
Sr. Sec’d. Notes, 144A	5.875	03/30/31		215	186,351
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125	06/30/25		200	193,100
Sr. Sec’d. Notes, 144A	6.750	06/30/30		300	277,462

					1,269,394

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Jamaica 0.1%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $29,599; purchased 10/23/20)(f)	8.000%	12/31/26	39	$8,273
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $55,933; purchased 10/23/20 - 12/15/22)(f)	13.000	12/31/25	59	36,932
Sr. Sec’d. Notes, 144A (original cost $97,967; purchased 10/23/20)(f)	8.750	05/25/24	97	87,350

				132,555

Kazakhstan 0.5%

KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	153,413
Sr. Unsec’d. Notes	4.750	04/19/27	200	190,320
Sr. Unsec’d. Notes	5.750	04/19/47	200	157,787
Sr. Unsec’d. Notes	6.375	10/24/48	200	168,225
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	400	366,596

				1,036,341

Kuwait 0.2%

MEGlobal Canada ULC,
Gtd. Notes, 144A, MTN	5.875	05/18/30	400	408,075

Malaysia 1.3%

GENM Capital Labuan Ltd.,
Gtd. Notes	3.882	04/19/31	400	321,500
Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	235,300
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	748,000
Gtd. Notes, EMTN	2.480	01/28/32	400	342,500
Gtd. Notes, EMTN	4.550	04/21/50	700	654,500
Gtd. Notes, EMTN	4.800	04/21/60	200	193,000

				2,494,800

Mexico 4.7%

Cemex SAB de CV,
Gtd. Notes	5.450	11/19/29	400	381,250

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Comision Federal de Electricidad,
Gtd. Notes	4.688%	05/15/29		510	$459,096
Gtd. Notes, 144A	4.688	05/15/29		200	180,038
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes	6.375	03/30/38		208	197,931
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		200	184,725
Sr. Sec’d. Notes	4.250	10/31/26		650	619,938
Sr. Sec’d. Notes	5.500	07/31/47		1,820	1,395,485
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		1,132	938,357
Gtd. Notes	6.350	02/12/48		376	220,223
Gtd. Notes	6.490	01/23/27		305	272,975
Gtd. Notes	6.500	03/13/27		293	261,180
Gtd. Notes	6.500	06/02/41		610	385,825
Gtd. Notes	6.700	02/16/32		1,371	1,053,099
Gtd. Notes	6.840	01/23/30		573	460,821
Gtd. Notes	6.875	10/16/25		250	245,594
Gtd. Notes	7.690	01/23/50		957	637,601
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	281,224
Gtd. Notes, MTN	6.750	09/21/47		870	535,485
Gtd. Notes, MTN	6.875	08/04/26		95	89,086
Gtd. Notes, MTN	8.750	06/02/29		150	137,344
Sr. Unsec’d. Notes, 144A	10.000	02/07/33		109	101,043
Tierra Mojada Luxembourg II Sarl,
Sr. Sec’d. Notes, 144A	5.750	12/01/40		217	183,202

					9,221,522

Mongolia 0.1%

Development Bank of Mongolia LLC,
Sr. Unsec’d. Notes	7.250	10/23/23		200	196,850

Panama 0.3%

Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	160,037
Sr. Sec’d. Notes, 144A	5.125	08/11/61		400	307,325
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes	4.375	05/31/30		200	172,502

					639,864

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Peru 0.9%

Banco Internacional del Peru SAA Interbank,
Sr. Unsec’d. Notes	3.250%	10/04/26	350	$321,519
Corp. Financiera de Desarrollo SA,
Sr. Unsec’d. Notes	2.400	09/28/27	200	170,000
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, 144A	4.625	04/12/27	150	143,512
InRetail Consumer,
Sr. Sec’d. Notes	3.250	03/22/28	300	256,931
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	1,080	800,383
Sr. Unsec’d. Notes	5.625	06/19/47	200	126,800

				1,819,145

Philippines 0.1%

Globe Telecom, Inc.,
Sr. Unsec’d. Notes	3.000	07/23/35	200	147,725

Qatar 0.4%

QatarEnergy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	150,787
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	800	629,900

				780,687

Saudi Arabia 0.7%

Arabian Centres Sukuk Ltd.,
Gtd. Notes	5.375	11/26/24	200	194,038
EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A	3.545	08/31/36	450	387,787
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A	6.129	02/23/38	200	209,600
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	221,292
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	183,475
TMS Issuer Sarl,
Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	209,538

				1,405,730

South Africa 2.3%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	900	847,336

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa (cont’d.)

Eskom Holdings SOC Ltd., (cont’d.)
Sr. Unsec’d. Notes	7.125%	02/11/25		1,390	$1,352,904
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		400	395,575
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		860	821,999
MTN Mauritius Investments Ltd.,
Gtd. Notes, 144A	6.500	10/13/26		200	198,913
Sasol Financing USA LLC,
Gtd. Notes	6.500	09/27/28		300	277,059
Transnet SOC Ltd.,
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		645	638,268

					4,532,054

Thailand 0.1%

Thaioil Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN	3.750	06/18/50(a)		400	266,950

Trinidad & Tobago 0.1%

Heritage Petroleum Co. Ltd.,
Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	208,475

Turkey 0.1%

Aydem Yenilenebilir Enerji A/S,
Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	166,975

Ukraine 0.1%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	420	93,948
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes	9.625	03/20/25		40	32,000

					125,948

United Arab Emirates 2.1%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	189,100
Sr. Sec’d. Notes	4.600	11/02/47		200	188,725
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	173,663
Sr. Unsec’d. Notes, 144A	4.696	04/24/33		205	208,331
Abu Dhabi Ports Co. PJSC,
Sr. Unsec’d. Notes, EMTN	2.500	05/06/31		200	171,850

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United Arab Emirates (cont’d.)

DAE Funding LLC,
Gtd. Notes, EMTN	3.375%	03/20/28	240	$219,570
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN	3.875	07/18/29	660	628,361
DP World PLC,
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37	1,100	1,228,425
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes	2.160	03/31/34	195	169,096
Sr. Sec’d. Notes, 144A	2.940	09/30/40	760	624,431
ICD Funding Ltd.,
Gtd. Notes	4.625	05/21/24	200	197,163
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	3.700	11/07/49	240	197,295

				4,196,010

Venezuela 0.0%

Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)	205	5,125
Gtd. Notes	6.000	05/16/24(d)	45	1,283
Gtd. Notes	6.000	11/15/26(d)	65	1,853
Sr. Sec’d. Notes	8.500	10/27/20(d)	205	44,587

				52,848

Vietnam 0.2%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes	5.125	05/07/29	500	432,920

TOTAL CORPORATE BONDS (cost $52,687,419)				46,225,300

SOVEREIGN BONDS 70.4%

Angola 2.1%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,780	1,555,609
Sr. Unsec’d. Notes	8.750	04/14/32	500	413,531
Sr. Unsec’d. Notes	9.375	05/08/48	600	459,862
Sr. Unsec’d. Notes	9.500	11/12/25	905	893,009
Sr. Unsec’d. Notes, 144A	8.750	04/14/32	200	165,413

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Angola (cont’d.)

Angolan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	8.000%	11/26/29	600	$504,675
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49	200	149,225

				4,141,324

Argentina 0.8%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	481	116,849
Sr. Unsec’d. Notes	1.000	07/09/29	544	128,985
Sr. Unsec’d. Notes	1.500(cc)	07/09/35	1,052	233,905
Sr. Unsec’d. Notes	1.500(cc)	07/09/46	335	76,799
Sr. Unsec’d. Notes	3.500(cc)	07/09/41	1,297	324,134
Sr. Unsec’d. Notes	3.875(cc)	01/09/38	2,680	739,999
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	5.250(cc)	09/01/37	194	59,579

				1,680,250

Bahrain 1.8%

Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29	1,000	994,250
Sr. Unsec’d. Notes	7.000	10/12/28	1,150	1,175,372
Sr. Unsec’d. Notes	7.375	05/14/30	730	750,440
Sr. Unsec’d. Notes	7.500	09/20/47	400	362,200
Sr. Unsec’d. Notes, EMTN	4.250	01/25/28	200	184,287

				3,466,549

Bermuda 0.3%

Bermuda Government International Bond, Sr. Unsec’d. Notes	2.375	08/20/30	670	572,976

Brazil 3.2%

Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	143	140,345
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	1,285	1,147,907
Sr. Unsec’d. Notes	4.500	05/30/29	750	711,234
Sr. Unsec’d. Notes	5.000	01/27/45	600	471,488
Sr. Unsec’d. Notes	5.625	01/07/41	745	659,930
Sr. Unsec’d. Notes	5.625	02/21/47	300	253,650

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Brazil (cont’d.)

Brazilian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.000%	10/20/33	875	$859,031
Sr. Unsec’d. Notes	7.125	01/20/37	650	694,606
Sr. Unsec’d. Notes	8.250	01/20/34	1,123	1,293,415

				6,231,606

Cameroon 0.2%

Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	9.500	11/19/25	400	381,700

Chile 0.8%

Chile Government International Bond,
Sr. Unsec’d. Notes	2.550	07/27/33	370	310,060
Sr. Unsec’d. Notes	2.750	01/31/27	930	877,281
Sr. Unsec’d. Notes	3.100	01/22/61	200	133,975
Sr. Unsec’d. Notes	3.250	09/21/71	200	133,287
Sr. Unsec’d. Notes	4.000	01/31/52	235	195,069

				1,649,672

Colombia 3.1%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,518	1,161,555
Sr. Unsec’d. Notes	3.875	04/25/27	810	727,633
Sr. Unsec’d. Notes	4.500	03/15/29	1,060	920,742
Sr. Unsec’d. Notes	5.000	06/15/45	400	267,700
Sr. Unsec’d. Notes	5.200	05/15/49	212	142,742
Sr. Unsec’d. Notes	5.625	02/26/44	710	516,436
Sr. Unsec’d. Notes	6.125	01/18/41	1,260	990,124
Sr. Unsec’d. Notes	7.500	02/02/34	610	582,093
Sr. Unsec’d. Notes	8.000	04/20/33	630	627,362
Sr. Unsec’d. Notes	10.375	01/28/33	200	225,300

				6,161,687

Congo (Republic) 0.1%

Congolese International Bond,
Sr. Unsec’d. Notes	6.000	06/30/29	239	201,747

Costa Rica 0.9%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25	1,000	979,875

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Costa Rica (cont’d.)

Costa Rica Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	04/04/44		400	$393,325
Sr. Unsec’d. Notes, 144A	6.550	04/03/34		465	473,719

					1,846,919

Croatia 0.3%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.500	06/17/31	EUR	575	533,326

Dominican Republic 4.0%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,451	1,281,233
Sr. Unsec’d. Notes	4.875	09/23/32		190	163,317
Sr. Unsec’d. Notes	5.500	01/27/25		100	98,956
Sr. Unsec’d. Notes	5.500	02/22/29		613	583,231
Sr. Unsec’d. Notes	5.875	01/30/60		780	594,653
Sr. Unsec’d. Notes	5.950	01/25/27		665	658,890
Sr. Unsec’d. Notes	6.000	07/19/28		310	305,214
Sr. Unsec’d. Notes	6.400	06/05/49		700	586,163
Sr. Unsec’d. Notes	6.850	01/27/45		610	547,780
Sr. Unsec’d. Notes	6.875	01/29/26		500	508,844
Sr. Unsec’d. Notes	7.450	04/30/44		1,280	1,239,440
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	128,934
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	118,388
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		800	761,150
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		225	171,534
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	167,376

					7,915,103

Ecuador 1.0%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.500(cc)	07/31/30		327	171,604
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	54,531
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40		1,511	491,402
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/35		2,065	754,151
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/30		1,119	588,006

					2,059,694

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Egypt 2.1%

Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625%	05/29/32		710	$395,736
Sr. Unsec’d. Notes	7.903	02/21/48		200	100,225
Sr. Unsec’d. Notes	8.700	03/01/49		200	105,788
Sr. Unsec’d. Notes	8.875	05/29/50		400	211,700
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	216,864
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	100	70,714
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	240,886
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	134,242
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		230	147,603
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	200	160,643
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	1,000	707,144
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	500	287,286
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	300	172,062
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		800	488,650
Sr. Unsec’d. Notes, MTN	5.800	09/30/27		420	257,591
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	133,788
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		500	263,219

					4,094,141

El Salvador 0.5%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		501	414,672
Sr. Unsec’d. Notes	6.375	01/18/27		235	146,405
Sr. Unsec’d. Notes	7.625	02/01/41		150	73,875
Sr. Unsec’d. Notes	7.650	06/15/35		57	28,511
Sr. Unsec’d. Notes	8.250	04/10/32		425	239,673

					903,136

Gabon 0.7%

Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		600	442,612
Sr. Unsec’d. Notes	6.950	06/16/25		800	735,650
Sr. Unsec’d. Notes	7.000	11/24/31		200	147,225
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	158,603

					1,484,090

Ghana 0.5%

Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30		400	269,575

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ghana (cont’d.)

Ghana Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.375%	02/11/27(d)		250	$92,937
Sr. Unsec’d. Notes	7.625	05/16/29(d)		400	145,450
Sr. Unsec’d. Notes	7.750	04/07/29(d)		400	146,080
Sr. Unsec’d. Notes	7.875	03/26/27(d)		550	209,791
Sr. Unsec’d. Notes	7.875	02/11/35(d)		200	72,475
Sr. Unsec’d. Notes	8.125	01/18/26(d)		200	79,162
Sr. Unsec’d. Notes, 144A	8.950	03/26/51(d)		205	70,956

					1,086,426

Guatemala 0.8%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28		600	583,237
Sr. Unsec’d. Notes	6.125	06/01/50		850	796,769
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	163,163

					1,543,169

Honduras 0.2%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		400	357,075

Hungary 2.1%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	815	618,419
Sr. Unsec’d. Notes	5.250	06/16/29		200	197,788
Sr. Unsec’d. Notes	6.125	05/22/28		200	207,225
Sr. Unsec’d. Notes	7.625	03/29/41		210	238,914
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		740	731,814
Sr. Unsec’d. Notes, 144A	6.125	05/22/28		500	518,062
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		695	720,541
Sr. Unsec’d. Notes, 144A	6.750	09/25/52		420	436,354
Magyar Export-Import Bank Zrt,
Sr. Unsec’d. Notes, 144A	6.125	12/04/27		400	402,750

					4,071,867

India 0.4%

Export-Import Bank of India,
Sr. Unsec’d. Notes	3.875	02/01/28		200	190,145

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

India (cont’d.)

Export-Import Bank of India, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/15/30		400	$357,325
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	163,475

					710,945

Indonesia 3.5%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	358,779
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	87,140
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	101,327
Sr. Unsec’d. Notes	3.550	03/31/32		200	185,850
Sr. Unsec’d. Notes	4.200	10/15/50		490	426,545
Sr. Unsec’d. Notes	4.300	03/31/52		400	350,950
Sr. Unsec’d. Notes	4.650	09/20/32		590	591,217
Sr. Unsec’d. Notes	5.450	09/20/52		400	408,950
Sr. Unsec’d. Notes	5.650	01/11/53		200	211,037
Sr. Unsec’d. Notes	6.625	02/17/37		150	174,075
Sr. Unsec’d. Notes	7.750	01/17/38		690	873,842
Sr. Unsec’d. Notes	8.500	10/12/35		400	526,200
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	127,655
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	470	512,326
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	189,662
Sr. Unsec’d. Notes, EMTN	4.750	07/18/47		230	218,615
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	199,725
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	404,825
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	118,144
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	609,112
Sr. Unsec’d. Notes, 144A	4.700	06/06/32		205	208,113

					6,884,089

Iraq 0.6%

Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		1,238	1,153,427

Israel 0.1%

Israel Government International Bond,
Sr. Unsec’d. Notes	4.500	04/03/2120		318	265,192

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ivory Coast 1.2%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	930	$835,057
Sr. Unsec’d. Notes	5.750	12/31/32		90	82,339
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	800	715,850
Sr. Unsec’d. Notes	6.375	03/03/28		400	380,825
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	470	373,951

					2,388,022

Jamaica 0.8%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		500	526,031
Sr. Unsec’d. Notes	7.625	07/09/25		225	229,402
Sr. Unsec’d. Notes	7.875	07/28/45		400	466,825
Sr. Unsec’d. Notes	8.000	03/15/39		100	120,863
Sr. Unsec’d. Notes	9.250	10/17/25		200	213,662

					1,556,783

Jordan 0.9%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	190,912
Sr. Unsec’d. Notes	5.850	07/07/30		200	179,162
Sr. Unsec’d. Notes	6.125	01/29/26		200	196,225
Sr. Unsec’d. Notes	7.375	10/10/47		200	168,288
Sr. Unsec’d. Notes	7.750	01/15/28		550	558,009
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	205,167
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	223,204

					1,720,967

Kazakhstan 0.2%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		400	424,325

Lebanon 0.1%

Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)		191	11,018
Sr. Unsec’d. Notes	6.650	04/22/24(d)		172	9,922
Sr. Unsec’d. Notes	6.750	11/29/27(d)		170	9,701
Sr. Unsec’d. Notes	6.850	03/23/27(d)		30	1,712
Sr. Unsec’d. Notes	7.000	04/22/31(d)		115	6,634
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		75	4,327

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Lebanon (cont’d.)

Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.850%	05/25/29(d)		335	$18,907
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	14,133
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	18,460
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)		220	12,691
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	14,910
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)		715	40,353
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		415	24,012

					186,780

Mexico 2.6%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659	05/24/31		465	392,867
Sr. Unsec’d. Notes	3.250	04/16/30		270	244,063
Sr. Unsec’d. Notes	3.500	02/12/34		600	513,487
Sr. Unsec’d. Notes	3.750	01/11/28		320	308,960
Sr. Unsec’d. Notes	4.600	02/10/48		300	250,087
Sr. Unsec’d. Notes	4.875	05/19/33		530	513,206
Sr. Unsec’d. Notes	5.400	02/09/28		600	618,675
Sr. Unsec’d. Notes	6.350	02/09/35		250	267,547
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		358	318,463
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	121,739
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		1,168	1,205,814
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	225,622
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		130	150,581

					5,131,111

Mongolia 0.2%

Mongolia Government International Bond,
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	400,325

Morocco 1.5%

Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	82,181
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	500	443,790
Sr. Unsec’d. Notes	2.375	12/15/27		600	531,198
Sr. Unsec’d. Notes	4.000	12/15/50		200	136,662
Sr. Unsec’d. Notes	5.500	12/11/42		200	173,600
Sr. Unsec’d. Notes, 144A	3.000	12/15/32		200	161,475

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Morocco (cont’d.)

Morocco Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.950%	03/08/28	780	$799,890
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	595	615,565

				2,944,361

Mozambique 0.3%

Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31	840	583,958

Nigeria 0.9%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	149,350
Sr. Unsec’d. Notes	7.696	02/23/38	200	131,413
Sr. Unsec’d. Notes	7.875	02/16/32	400	295,200
Sr. Unsec’d. Notes	8.747	01/21/31	400	316,700
Sr. Unsec’d. Notes	9.248	01/21/49	200	144,412
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	131,413
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	137,850
Sr. Unsec’d. Notes, 144A, MTN	8.375	03/24/29	200	162,537
Sr. Unsec’d. Notes, EMTN	6.125	09/28/28	200	151,787
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	300	238,275

				1,858,937

Oman 3.5%

Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	760	743,280
Sr. Unsec’d. Notes	5.375	03/08/27	780	775,759
Sr. Unsec’d. Notes	5.625	01/17/28	1,480	1,488,602
Sr. Unsec’d. Notes	6.250	01/25/31	200	207,100
Sr. Unsec’d. Notes	6.500	03/08/47	625	584,883
Sr. Unsec’d. Notes	6.750	10/28/27	800	841,900
Sr. Unsec’d. Notes	6.750	01/17/48	420	405,379
Sr. Unsec’d. Notes	7.000	01/25/51	200	198,850
Sr. Unsec’d. Notes	7.375	10/28/32	260	289,542
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	193,038
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	197,725
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	1,000	1,020,187

				6,946,245

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Pakistan 0.7%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875%	12/05/27	1,040	$362,895
Sr. Unsec’d. Notes	8.250	04/15/24	700	347,725
Sr. Unsec’d. Notes	8.250	09/30/25	770	311,754
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	67,162
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	650	218,278

				1,307,814

Panama 1.5%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	200	176,663
Sr. Unsec’d. Notes	3.298	01/19/33	200	168,975
Sr. Unsec’d. Notes	3.870	07/23/60	200	133,725
Sr. Unsec’d. Notes	4.300	04/29/53	375	280,852
Sr. Unsec’d. Notes	4.500	04/16/50	650	507,731
Sr. Unsec’d. Notes	4.500	04/01/56	400	303,450
Sr. Unsec’d. Notes	4.500	01/19/63	200	147,100
Sr. Unsec’d. Notes	6.700	01/26/36	835	898,564
Sr. Unsec’d. Notes	6.853	03/28/54	215	224,138
Sr. Unsec’d. Notes	9.375	04/01/29	165	201,743

				3,042,941

Papua New Guinea 0.2%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	195,635
Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	177,850

				373,485

Paraguay 0.5%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	196,037
Sr. Unsec’d. Notes	4.950	04/28/31	200	193,225
Sr. Unsec’d. Notes	6.100	08/11/44	700	666,225

				1,055,487

Peru 2.2%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60	410	250,818

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)

Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	2.783%	01/23/31		1,280	$1,108,240
Sr. Unsec’d. Notes	3.000	01/15/34		765	639,875
Sr. Unsec’d. Notes	3.230	07/28/2121		110	67,086
Sr. Unsec’d. Notes	3.600	01/15/72		515	353,676
Sr. Unsec’d. Notes	4.125	08/25/27		200	196,725
Sr. Unsec’d. Notes	5.625	11/18/50		582	601,933
Sr. Unsec’d. Notes	6.550	03/14/37		225	250,706
Sr. Unsec’d. Notes	8.750	11/21/33		670	856,260

					4,325,319

Philippines 2.4%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	272,782
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	117,361
Sr. Unsec’d. Notes	2.650	12/10/45		200	138,725
Sr. Unsec’d. Notes	2.950	05/05/45		200	146,788
Sr. Unsec’d. Notes	3.200	07/06/46		200	151,225
Sr. Unsec’d. Notes	3.556	09/29/32		530	492,834
Sr. Unsec’d. Notes	3.700	03/01/41		880	744,865
Sr. Unsec’d. Notes	3.950	01/20/40		450	394,256
Sr. Unsec’d. Notes	4.200	03/29/47		700	616,350
Sr. Unsec’d. Notes	5.000	07/17/33		770	794,688
Sr. Unsec’d. Notes	5.609	04/13/33		200	215,037
Sr. Unsec’d. Notes	6.375	10/23/34		200	226,100
Sr. Unsec’d. Notes	7.750	01/14/31		420	501,454

					4,812,465

Poland 0.8%

Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	4.875	10/04/33		300	304,557
Sr. Unsec’d. Notes	5.500	04/04/53		925	960,439
Sr. Unsec’d. Notes	5.750	11/16/32		230	248,946

					1,513,942

Qatar 3.1%

Qatar Government International Bond,
Sr. Unsec’d. Notes	4.000	03/14/29		1,350	1,354,894
Sr. Unsec’d. Notes	4.500	04/23/28		500	511,031

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Qatar (cont’d.)

Qatar Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.625%	06/02/46		330	$322,224
Sr. Unsec’d. Notes	4.817	03/14/49		200	197,913
Sr. Unsec’d. Notes	5.103	04/23/48		2,000	2,050,375
Sr. Unsec’d. Notes	6.400	01/20/40		100	118,706
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		1,340	1,326,014
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	205,037

					6,086,194

Romania 3.0%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		1,308	1,359,748
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		578	618,207
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		1,176	1,266,405
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	198,003
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	260	245,185
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	372,809
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	335,954
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	79,065
Sr. Unsec’d. Notes, MTN	5.000	09/27/26	EUR	278	307,151
Sr. Unsec’d. Notes, MTN	6.625	09/27/29	EUR	260	294,068
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		902	891,458

					5,968,053

Russia 0.0%

Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32(d)	EUR	300	16,529
Sr. Unsec’d. Notes	5.100	03/28/35		400	20,000

					36,529

Saudi Arabia 2.8%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	394,575
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		200	189,412
Sr. Unsec’d. Notes, EMTN	2.250	02/02/33		200	166,288
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		3,120	2,802,735
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,470	1,337,057
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		600	568,425

					5,458,492

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Senegal 0.5%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750%	03/13/28	EUR	900	$818,657
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	200	139,501
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	150	104,625

					1,062,783

Serbia 1.7%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,000	845,570
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	225	162,594
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	179,156
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	1,100	1,091,487
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		600	612,675
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		430	436,262

					3,327,744

South Africa 1.6%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	179,413
Sr. Unsec’d. Notes	4.850	09/27/27		260	247,049
Sr. Unsec’d. Notes	4.850	09/30/29		800	717,650
Sr. Unsec’d. Notes	5.750	09/30/49		650	467,106
Sr. Unsec’d. Notes	5.875	06/22/30		340	318,495
Sr. Unsec’d. Notes	5.875	04/20/32		600	544,612
Sr. Unsec’d. Notes	7.300	04/20/52		850	725,316

					3,199,641

Sri Lanka 0.6%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		200	66,350
Sr. Unsec’d. Notes	6.200	05/11/27(d)		600	196,425
Sr. Unsec’d. Notes	6.350	06/28/24(d)		400	132,200
Sr. Unsec’d. Notes	6.825	07/18/26(d)		1,150	401,637
Sr. Unsec’d. Notes	6.850	11/03/25(d)		350	122,675
Sr. Unsec’d. Notes	7.550	03/28/30(d)		200	65,600
Sr. Unsec’d. Notes	7.850	03/14/29(d)		250	81,875

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Sri Lanka (cont’d.)

Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	04/18/28(d)		200	$65,600
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)		265	87,583

					1,219,945

Turkey 2.1%

Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		400	356,575
Sr. Unsec’d. Notes	4.750	01/26/26		495	450,543
Sr. Unsec’d. Notes	4.875	10/09/26		1,020	912,135
Sr. Unsec’d. Notes	5.250	03/13/30		610	500,886
Sr. Unsec’d. Notes	5.750	05/11/47		200	141,975
Sr. Unsec’d. Notes	5.950	01/15/31		200	167,350
Sr. Unsec’d. Notes	6.000	03/25/27		550	504,556
Sr. Unsec’d. Notes	6.000	01/14/41		200	150,163
Sr. Unsec’d. Notes	6.125	10/24/28		420	376,110
Sr. Unsec’d. Notes	6.500	09/20/33		200	169,100
Sr. Unsec’d. Notes	6.875	03/17/36		304	259,217
Sr. Unsec’d. Notes	7.625	04/26/29		280	264,652

					4,253,262

Ukraine 0.6%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	410	72,934
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	580	99,580
Sr. Unsec’d. Notes	7.375	09/25/34(d)		200	32,163
Sr. Unsec’d. Notes	7.750	09/01/25(d)		300	57,056
Sr. Unsec’d. Notes	7.750	09/01/26(d)		2,030	345,481
Sr. Unsec’d. Notes	7.750	09/01/27(d)		640	110,520
Sr. Unsec’d. Notes	7.750	09/01/28(d)		600	103,425
Sr. Unsec’d. Notes	7.750	09/01/29(d)		520	89,472
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	34,538
Sr. Unsec’d. Notes	9.750	11/01/30(d)		1,375	244,320
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	100	17,789
Ukreximbank Via Biz Finance PLC,
Sr. Unsec’d. Notes	9.750	01/22/25		50	40,000

					1,247,278

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

United Arab Emirates 1.6%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125%	09/30/49	600	$454,050
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	500	378,375
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	172,412
Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	1,400	1,325,450
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	369,200
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	400	259,075
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	129,538

				3,088,100

Uruguay 1.7%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	120	111,847
Sr. Unsec’d. Notes	4.975	04/20/55	800	803,400
Sr. Unsec’d. Notes	5.100	06/18/50	1,084	1,110,287
Sr. Unsec’d. Notes	5.750	10/28/34	150	166,528
Sr. Unsec’d. Notes	7.625	03/21/36	510	646,202
Sr. Unsec’d. Notes	7.875	01/15/33	435	545,191

				3,383,455

Venezuela 0.0%

Venezuela Government International Bond,
Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	18,000

Zambia 0.5%

Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	1,010	472,049
Sr. Unsec’d. Notes	8.970	07/30/27(d)	600	276,675
Unsec’d. Notes	5.375	09/20/22(d)	400	170,575

				919,299

TOTAL SOVEREIGN BONDS (cost $165,458,348)				139,238,152

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Notes (cost $265,292)	4.250%	09/30/24	265	$264,265

TOTAL LONG-TERM INVESTMENTS (cost $218,411,059)				185,727,717

			Shares
SHORT-TERM INVESTMENTS 5.1%

AFFILIATED MUTUAL FUNDS 5.0%
PGIM Core Government Money Market Fund(wi)			9,781,375	9,781,375
PGIM Institutional Money Market Fund (cost $138,960; includes $137,506 of cash collateral for securities on loan)(b)(wi)			139,098	139,014

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,920,335)				9,920,389

OPTIONS PURCHASED*~ 0.1% (cost $153,418)				63,419

TOTAL SHORT-TERM INVESTMENTS (cost $10,073,753)				9,983,808

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.0% (cost $228,484,812)				195,711,525

OPTIONS WRITTEN*~ (0.1)% (premiums received $273,882)				(208,353)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.9% (cost $228,210,930)				195,503,172
Other assets in excess of liabilities(z) 1.1%				2,221,922

NET ASSETS 100.0%				$197,725,094

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

CDX—Credit Derivative Index

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

See Notes to Financial Statements.

34

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,835; cash collateral of $137,506 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $183,499. The aggregate value of $132,555 is 0.1% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs BRL	Call	MSI	09/20/23	6.00	—	484	$2,873
Currency Option USD vs CLP	Call	MSI	06/22/23	860.00	—	488	3,901
Currency Option USD vs MXN	Call	MSI	06/02/23	20.25	—	2,501	1,365
Currency Option USD vs ZAR	Call	MSI	09/21/23	19.25	—	1,962	46,858
Currency Option USD vs ZAR	Call	MSI	09/21/23	20.00	—	484	7,106
Currency Option USD vs BRL	Put	MSI	05/17/23	4.25	—	1,455	1
Currency Option USD vs CLP	Put	HSBC	05/15/23	700.00	—	978	1
Currency Option USD vs CLP	Put	CITI	06/22/23	650.00	—	488	3
Currency Option USD vs COP	Put	CITI	05/18/23	4,100.00	—	963	12
Currency Option USD vs HUF	Put	MSI	05/09/23	300.00	—	793	1

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs HUF	Put	MSI	05/18/23	300.00	—	975	$13
Currency Option USD vs HUF	Put	MSI	05/18/23	300.00	—	963	13
Currency Option USD vs MXN	Put	MSI	05/18/23	17.00	—	963	54
Currency Option USD vs MXN	Put	MSI	06/02/23	16.00	—	2,501	10
Currency Option USD vs ZAR	Put	MSI	05/04/23	16.00	—	979	—
Currency Option USD vs ZAR	Put	MSI	05/11/23	15.50	—	976	—
Currency Option USD vs ZAR	Put	MSI	05/19/23	15.50	—	484	1
Currency Option USD vs ZAR	Put	MSI	05/19/23	15.50	—	1,962	4

Total OTC Traded (cost $153,048)							$62,216

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.EM.38.V1, 12/20/27	Call	MSI	06/21/23	0.98%	1.00%(Q)	CDX.EM.38.V1(Q)	3,700	$1,203

(cost $370)

Total Options Purchased (cost $153,418)								$63,419

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSI	05/17/23	5.15	—	1,455	$(49,259)
Currency Option USD vs CLP	Put	HSBC	05/15/23	800.00	—	978	(8,167)
Currency Option USD vs CLP	Put	MSI	06/22/23	790.00	—	488	(5,700)
Currency Option USD vs COP	Put	CITI	05/18/23	4,700.00	—	963	(13,394)

See Notes to Financial Statements.

36

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs HUF	Put	MSI	05/09/23	345.00	—	793	$(16,224)
Currency Option USD vs HUF	Put	MSI	05/18/23	350.00	—	975	(31,559)
Currency Option USD vs HUF	Put	MSI	05/18/23	350.00	—	488	(15,796)
Currency Option USD vs MXN	Put	MSI	05/18/23	18.40	—	963	(22,372)
Currency Option USD vs ZAR	Put	MSI	05/04/23	17.60	—	979	(84)
Currency Option USD vs ZAR	Put	BOA	05/11/23	18.20	—	976	(7,107)
Currency Option USD vs ZAR	Put	MSI	05/19/23	18.00	—	484	(2,764)
Currency Option USD vs ZAR	Put	MSI	05/19/23	18.00	—	1,962	(11,206)

Total OTC Traded (premiums received $253,939)							$(183,632)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.EM.38.V1, 12/20/27	Call	MSI	06/21/23	0.95%	CDX.EM.38.V1(Q)	1.00%(Q)	3,700	$(24,721)

(premiums received $19,943)

Total Options Written (premiums received $273,882)								$(208,353)

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
49	2 Year U.S. Treasury Notes	Jun. 2023	$10,102,039	$(38,896)
240	5 Year U.S. Treasury Notes	Jun. 2023	26,338,126	123,051
27	10 Year U.S. Treasury Notes	Jun. 2023	3,110,485	5,565
17	10 Year U.S. Ultra Treasury Notes	Jun. 2023	2,064,703	2,743
13	20 Year U.S. Treasury Bonds	Jun. 2023	1,711,531	1,802

				94,265

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Futures contracts outstanding at April 30, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
29	5 Year Euro-Bobl	Jun. 2023	$3,769,743	$(92,866)
42	10 Year Euro-Bund	Jun. 2023	6,273,690	(198,950)
38	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	5,373,437	3,068
7	Euro Schatz Index	Jun. 2023	815,103	(8,237)

				(296,985)

				$(202,720)

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/23	CITI	BRL	565	$106,985	$113,208	$6,223	$—
Expiring 06/02/23	CITI	BRL	565	110,761	112,485	1,724	—
Chilean Peso,
Expiring 06/22/23	BARC	CLP	409,342	493,000	503,377	10,377	—
Expiring 06/22/23	UAG	CLP	396,990	492,000	488,188	—	(3,812)
Chinese Renminbi,
Expiring 05/23/23	HSBC	CNH	11,069	1,613,000	1,601,131	—	(11,869)
Expiring 05/23/23	JPM	CNH	6,106	886,000	883,304	—	(2,696)
Colombian Peso,
Expiring 06/21/23	BARC	COP	9,903,618	2,046,574	2,081,928	35,354	—
Expiring 06/21/23	BARC	COP	5,292,726	1,093,988	1,112,631	18,643	—
Expiring 06/21/23	DB	COP	6,503,714	1,346,316	1,367,204	20,888	—
Expiring 06/21/23	MSI	COP	5,733,787	1,180,107	1,205,350	25,243	—
Czech Koruna,
Expiring 07/19/23	BARC	CZK	3,786	178,118	176,630	—	(1,488)
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	399,121	1,156,504	1,159,439	2,935	—
Expiring 07/19/23	HSBC	HUF	350,470	982,948	1,010,345	27,397	—
Expiring 07/19/23	JPM	HUF	238,576	674,168	687,773	13,605	—
Expiring 07/19/23	JPM	HUF	233,763	667,704	673,899	6,195	—
Expiring 07/19/23	TD	HUF	371,376	1,067,327	1,070,614	3,287	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	137,331	1,667,000	1,675,592	8,592	—
Expiring 06/21/23	CITI	INR	20,332	248,000	248,077	77	—
Expiring 06/21/23	JPM	INR	70,161	846,000	856,048	10,048	—
Expiring 06/21/23	MSI	INR	219,926	2,668,263	2,683,351	15,088	—
Expiring 06/21/23	UAG	INR	20,338	248,000	248,153	153	—

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	33,681,213	$2,177,181	$2,294,229	$117,048	$—
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	8,547	2,388,594	2,359,385	—	(29,209)
Expiring 06/21/23	CITI	ILS	4,963	1,386,503	1,370,199	—	(16,304)
Expiring 06/21/23	MSI	ILS	3,967	1,109,747	1,095,058	—	(14,689)
Mexican Peso,
Expiring 06/21/23	JPM	MXN	44,177	2,405,405	2,429,697	24,292	—
New Taiwanese Dollar,
Expiring 06/21/23	MSI	TWD	35,250	1,160,000	1,151,316	—	(8,684)
Expiring 06/21/23	MSI	TWD	25,572	842,000	835,202	—	(6,798)
Expiring 06/21/23	MSI	TWD	23,456	775,228	766,113	—	(9,115)
Philippine Peso,
Expiring 06/21/23	CITI	PHP	60,931	1,112,000	1,099,539	—	(12,461)
Expiring 06/21/23	CITI	PHP	41,472	762,000	748,380	—	(13,620)
Expiring 06/21/23	JPM	PHP	35,626	656,080	642,885	—	(13,195)
Polish Zloty,
Expiring 07/19/23	TD	PLN	2,295	549,001	548,937	—	(64)
Singapore Dollar,
Expiring 06/21/23	BOA	SGD	1,672	1,253,000	1,255,720	2,720	—
South African Rand,
Expiring 06/21/23	HSBC	ZAR	21,120	1,129,775	1,148,819	19,044	—
Expiring 06/21/23	JPM	ZAR	25,123	1,340,952	1,366,582	25,630	—
Expiring 06/21/23	MSI	ZAR	11,839	651,000	643,986	—	(7,014)
Expiring 06/21/23	TD	ZAR	27,403	1,489,515	1,490,583	1,068	—
Expiring 06/21/23	TD	ZAR	9,720	533,000	528,695	—	(4,305)
South Korean Won,
Expiring 06/21/23	CITI	KRW	834,608	643,000	625,863	—	(17,137)
Expiring 06/21/23	HSBC	KRW	1,118,463	858,000	838,723	—	(19,277)
Expiring 06/21/23	SCB	KRW	1,547,827	1,192,000	1,160,699	—	(31,301)
Expiring 06/21/23	UAG	KRW	784,398	597,000	588,212	—	(8,788)
Thai Baht,
Expiring 06/21/23	BOA	THB	16,825	496,000	495,381	—	(619)
Expiring 06/21/23	CITI	THB	8,395	246,000	247,171	1,171	—
Expiring 06/21/23	GSI	THB	23,757	693,000	699,481	6,481	—
Expiring 06/21/23	GSI	THB	13,899	405,000	409,241	4,241	—
Expiring 06/21/23	SCB	THB	25,868	756,000	761,645	5,645	—

				$47,379,744	$47,560,468	413,169	(232,445)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	1,834	$1,235,194	$1,217,992	$17,202	$—
Brazilian Real,
Expiring 05/03/23	CITI	BRL	565	111,445	113,209	—	(1,764)
British Pound,
Expiring 07/19/23	HSBC	GBP	102	128,253	128,774	—	(521)
Chilean Peso,
Expiring 06/22/23	BNP	CLP	536,630	649,595	659,907	—	(10,312)
Expiring 06/22/23	CITI	CLP	200,744	248,000	246,859	1,141	—
Expiring 06/22/23	CITI	CLP	197,870	243,000	243,326	—	(326)
Expiring 06/22/23	MSI	CLP	200,400	243,000	246,436	—	(3,436)
Expiring 06/22/23	UAG	CLP	1,407,683	1,739,297	1,731,061	8,236	—
Expiring 06/22/23	UAG	CLP	397,249	487,000	488,506	—	(1,506)
Expiring 06/22/23	UAG	CLP	351,917	435,750	432,761	2,989	—
Expiring 06/22/23	UAG	CLP	201,957	248,000	248,352	—	(352)
Chinese Renminbi,
Expiring 05/23/23	BOA	CNH	1,681	244,000	243,161	839	—
Expiring 05/23/23	HSBC	CNH	8,941	1,288,000	1,293,428	—	(5,428)
Expiring 05/23/23	JPM	CNH	8,085	1,176,000	1,169,558	6,442	—
Expiring 05/23/23	MSI	CNH	53,823	7,863,499	7,785,730	77,769	—
Expiring 05/23/23	SCB	CNH	9,143	1,321,000	1,322,594	—	(1,594)
Colombian Peso,
Expiring 06/21/23	CITI	COP	2,627,579	572,000	552,367	19,633	—
Expiring 06/21/23	GSI	COP	2,656,610	568,000	558,470	9,530	—
Expiring 06/21/23	MSI	COP	2,462,248	496,000	517,611	—	(21,611)
Expiring 06/21/23	MSI	COP	1,883,788	385,000	396,008	—	(11,008)
Euro,
Expiring 07/19/23	BNP	EUR	5,744	6,381,211	6,358,534	22,677	—
Expiring 07/19/23	BNYM	EUR	5,664	6,236,085	6,269,877	—	(33,792)
Expiring 07/19/23	MSI	EUR	5,640	6,186,790	6,243,821	—	(57,031)
Hungarian Forint,
Expiring 06/21/23	TD	HUF	197,327	572,999	573,232	—	(233)
Indian Rupee,
Expiring 06/21/23	BOA	INR	109,055	1,311,000	1,330,589	—	(19,589)
Expiring 06/21/23	JPM	INR	72,141	866,980	880,207	—	(13,227)
Expiring 06/21/23	JPM	INR	54,572	659,000	665,838	—	(6,838)
Expiring 06/21/23	JPM	INR	20,150	245,000	245,853	—	(853)
Expiring 06/21/23	MSI	INR	90,041	1,083,000	1,098,598	—	(15,598)
Expiring 06/21/23	SCB	INR	20,147	242,000	245,813	—	(3,813)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	20,400,629	1,359,000	1,389,609	—	(30,609)
Expiring 06/21/23	HSBC	IDR	7,249,422	466,000	493,802	—	(27,802)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 06/21/23	BARC	ILS	2,450	$673,125	$676,355	$—	$(3,230)
Expiring 06/21/23	BARC	ILS	1,476	403,875	407,343	—	(3,468)
Expiring 06/21/23	BOA	ILS	3,459	971,000	955,038	15,962	—
Expiring 06/21/23	CITI	ILS	3,551	982,000	980,318	1,682	—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	19,207	995,000	1,056,374	—	(61,374)
Expiring 06/21/23	JPM	MXN	18,702	1,017,000	1,028,621	—	(11,621)
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	799	497,447	493,799	3,648	—
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	1,858	488,606	499,594	—	(10,988)
Expiring 06/21/23	SCB	PEN	2,017	528,979	542,312	—	(13,333)
Philippine Peso,
Expiring 06/21/23	JPM	PHP	114,988	2,081,991	2,075,023	6,968	—
Expiring 06/21/23	SCB	PHP	70,105	1,278,000	1,265,088	12,912	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	8,261	1,952,172	1,975,641	—	(23,469)
Expiring 07/19/23	MSI	PLN	7,326	1,716,971	1,751,984	—	(35,013)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	1,177	888,000	883,665	4,335	—
Expiring 06/21/23	BOA	SGD	1,995	1,501,000	1,497,990	3,010	—
Expiring 06/21/23	BOA	SGD	661	495,999	496,402	—	(403)
Expiring 06/21/23	CITI	SGD	328	246,000	246,282	—	(282)
Expiring 06/21/23	HSBC	SGD	1,393	1,056,000	1,045,778	10,222	—
Expiring 06/21/23	HSBC	SGD	1,213	899,688	911,142	—	(11,454)
Expiring 06/21/23	JPM	SGD	1,393	1,046,000	1,046,180	—	(180)
Expiring 06/21/23	MSI	SGD	1,209	908,000	907,611	389	—
South African Rand,
Expiring 06/21/23	BOA	ZAR	647	34,996	35,175	—	(179)
Expiring 06/21/23	CITI	ZAR	316	17,004	17,195	—	(191)
Expiring 06/21/23	HSBC	ZAR	4,451	244,000	242,127	1,873	—
Expiring 06/21/23	JPM	ZAR	8,790	489,000	478,104	10,896	—
Expiring 06/21/23	JPM	ZAR	7,830	427,000	425,908	1,092	—
Expiring 06/21/23	MSI	ZAR	9,393	515,000	510,957	4,043	—
Expiring 06/21/23	MSI	ZAR	4,461	244,000	242,673	1,327	—
South Korean Won,
Expiring 06/21/23	BOA	KRW	908,863	681,000	681,546	—	(546)
Expiring 06/21/23	CITI	KRW	3,642,547	2,773,457	2,731,507	41,950	—
Expiring 06/21/23	CITI	KRW	1,000,912	752,000	750,573	1,427	—
Expiring 06/21/23	CITI	KRW	428,868	330,000	321,603	8,397	—
Expiring 06/21/23	CITI	KRW	318,373	246,000	238,745	7,255	—
Expiring 06/21/23	GSI	KRW	961,209	730,000	720,800	9,200	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/23	JPM	KRW	965,062	$725,000	$723,690	$1,310	$—
Expiring 06/21/23	JPM	KRW	944,654	721,000	708,386	12,614	—
Expiring 06/21/23	JPM	KRW	879,446	667,000	659,487	7,513	—
Expiring 06/21/23	JPM	KRW	809,466	605,000	607,010	—	(2,010)
Expiring 06/21/23	JPM	KRW	458,887	351,000	344,114	6,886	—
Expiring 06/21/23	MSI	KRW	802,840	598,999	602,041	—	(3,042)
Expiring 06/21/23	MSI	KRW	637,314	485,000	477,915	7,085	—
Expiring 06/21/23	SCB	KRW	946,088	719,000	709,461	9,539	—
Expiring 06/21/23	SSB	KRW	321,348	244,000	240,975	3,025	—
Thai Baht,
Expiring 06/21/23	BOA	THB	45,333	1,304,000	1,334,758	—	(30,758)
Expiring 06/21/23	HSBC	THB	21,858	637,000	643,567	—	(6,567)
Expiring 06/21/23	MSI	THB	36,161	1,056,000	1,064,709	—	(8,709)
Expiring 06/21/23	MSI	THB	11,316	325,255	333,190	—	(7,935)
Expiring 06/21/23	SCB	THB	21,736	624,000	639,991	—	(15,991)

				$82,463,662	$82,620,630	361,018	(517,986)

						$774,187	$(750,431)

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	519	CZK 12,315	$180	$—	MSI
07/19/23	Buy	EUR	829	HUF 322,053	—	(10,846)	BOA
07/19/23	Buy	JPY	64,788	EUR 445	—	(11,053)	BOA
07/19/23	Buy	PLN	2,779	EUR 598	3,069	—	BOA

					$3,249	$(21,899)

See Notes to Financial Statements.

42

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	21,680	$1,452,968	$1,284,256	$(168,712)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	10,562	01/02/25	12.548%(T)	1 Day BROIS(2)(T)/0.051%	$—	$14,625	$14,625
BRL	1,952	01/04/27	12.503%(T)	1 Day BROIS(2)(T)/0.051%	—	8,640	8,640
BRL	5,351	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/0.051%	(33,185)	(28,175)	5,010
BRL	3,702	01/04/27	12.688%(T)	1 Day BROIS(2)(T)/0.051%	—	21,725	21,725
CLP	783,080	06/22/25	6.684%(S)	1 Day CLOIS(1)(S)/11.250%	3,046	9,846	6,800
CLP	620,250	06/22/25	6.953%(S)	1 Day CLOIS(1)(S)/11.250%	—	3,999	3,999
CLP	995,090	06/22/25	7.198%(S)	1 Day CLOIS(1)(S)/11.250%	—	875	875
CLP	871,150	06/22/25	7.520%(S)	1 Day CLOIS(1)(S)/11.250%	—	(5,633)	(5,633)
CNH	4,647	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	(391)	(391)
COP	2,511,025	03/15/28	9.098%(Q)	1 Day COOIS(1)(Q)/12.086%	12,647	3,121	(9,526)
COP	3,728,230	06/21/28	10.317%(Q)	1 Day COOIS(1)(Q)/12.086%	(19,401)	(37,057)	(17,656)
CZK	36,343	06/21/28	4.608%(A)	6 Month PRIBOR(2)(S)/7.210%	(2,965)	(2,685)	280
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/3.520%	(3,603)	(5,928)	(2,325)
KRW	2,800,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/3.520%	112,474	96,828	(15,646)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/3.520%	—	(3,945)	(3,945)
KRW	3,800,000	03/15/28	3.100%(Q)	3 Month KWCDC(2)(Q)/3.520%	(11,785)	(7,009)	4,776
MXN	9,811	12/15/27	8.535%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	(1,392)	(1,392)
MXN	13,205	12/15/27	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	6,876	9,828	2,952

See Notes to Financial Statements.

44

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	6,980	03/08/28	8.109%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	$—	$(7,058)	$(7,058)
MXN	12,026	03/08/28	8.475%(M)	28 Day Mexican Interbank Rate(1)(M)/11.550%	16,795	2,367	(14,428)
MXN	10,820	06/14/28	8.330%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	(1,046)	(1,046)
MXN	26,350	06/14/28	8.417%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	2,935	2,500	(435)
MXN	10,450	06/14/28	8.568%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	4,492	4,492
MXN	7,980	06/14/28	8.653%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	4,924	4,924
MXN	15,730	06/14/28	8.660%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	—	9,949	9,949
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/6.960%	(15,423)	(1,538)	13,885
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/6.960%	—	(15,936)	(15,936)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/6.960%	1,194	(90,350)	(91,544)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/6.960%	—	23,375	23,375
PLN	2,547	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/6.960%	—	79,686	79,686
PLN	3,285	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/6.960%	40,744	40,357	(387)
PLN	1,912	06/21/28	5.174%(A)	6 Month WIBOR(2)(S)/6.960%	—	(4,426)	(4,426)
PLN	2,043	06/21/28	5.305%(A)	6 Month WIBOR(2)(S)/6.960%	—	(2,035)	(2,035)
ZAR	27,588	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/7.958%	—	93	93
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/7.958%	49,954	89,188	39,234
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/7.958%	(4,428)	(16,973)	(12,545)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	10,122	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/7.958%	$(2,875)	$(11,017)	$(8,142)
ZAR	10,388	03/15/28	7.766%(Q)	3 Month JIBAR(1)(Q)/7.958%	6,466	14,604	8,138
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/7.958%	(20)	(1,753)	(1,733)
ZAR	14,115	03/15/33	8.715%(Q)	3 Month JIBAR(2)(Q)/7.958%	11,215	(30,183)	(41,398)

					$170,661	$166,492	$(4,169)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:
MYR 3,750	06/21/28	3.454%(Q)	3 Month KLIBOR(2)(Q)/3.510%	$332	$—	$332	BOA

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$332	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$2,501,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

46

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Azerbaijan	$—	$873,519	$—
Bahrain	—	931,655	—
Brazil	—	1,062,745	—
Chile	—	2,635,910	—
China	—	1,124,897	—
Colombia	—	1,221,637	—
Costa Rica	—	191,912	—
Ghana	—	155,037	—
Guatemala	—	692,486	—
India	—	3,394,359	—
Indonesia	—	4,406,275	—
Israel	—	1,269,394	—
Jamaica	—	132,555	—
Kazakhstan	—	1,036,341	—
Kuwait	—	408,075	—
Malaysia	—	2,494,800	—
Mexico	—	9,221,522	—
Mongolia	—	196,850	—
Panama	—	639,864	—
Peru	—	1,819,145	—
Philippines	—	147,725	—
Qatar	—	780,687	—
Saudi Arabia	—	1,405,730	—
South Africa	—	4,532,054	—
Thailand	—	266,950	—
Trinidad & Tobago	—	208,475	—
Turkey	—	166,975	—
Ukraine	—	125,948	—
United Arab Emirates	—	4,196,010	—
Venezuela	—	52,848	—
Vietnam	—	432,920	—
Sovereign Bonds
Angola	—	4,141,324	—
Argentina	—	1,680,250	—
Bahrain	—	3,466,549	—
Bermuda	—	572,976	—
Brazil	—	6,231,606	—
Cameroon	—	381,700	—
Chile	—	1,649,672	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Colombia	$—	$6,161,687	$—
Congo (Republic)	—	201,747	—
Costa Rica	—	1,846,919	—
Croatia	—	533,326	—
Dominican Republic	—	7,915,103	—
Ecuador	—	2,059,694	—
Egypt	—	4,094,141	—
El Salvador	—	903,136	—
Gabon	—	1,484,090	—
Ghana	—	1,086,426	—
Guatemala	—	1,543,169	—
Honduras	—	357,075	—
Hungary	—	4,071,867	—
India	—	710,945	—
Indonesia	—	6,884,089	—
Iraq	—	1,153,427	—
Israel	—	265,192	—
Ivory Coast	—	2,388,022	—
Jamaica	—	1,556,783	—
Jordan	—	1,720,967	—
Kazakhstan	—	424,325	—
Lebanon	—	186,780	—
Mexico	—	5,131,111	—
Mongolia	—	400,325	—
Morocco	—	2,944,361	—
Mozambique	—	583,958	—
Nigeria	—	1,858,937	—
Oman	—	6,946,245	—
Pakistan	—	1,307,814	—
Panama	—	3,042,941	—
Papua New Guinea	—	373,485	—
Paraguay	—	1,055,487	—
Peru	—	4,325,319	—
Philippines	—	4,812,465	—
Poland	—	1,513,942	—
Qatar	—	6,086,194	—
Romania	—	5,968,053	—
Russia	—	36,529	—
Saudi Arabia	—	5,458,492	—
Senegal	—	1,062,783	—
Serbia	—	3,327,744	—
South Africa	—	3,199,641	—
Sri Lanka	—	1,219,945	—
Turkey	—	4,253,262	—
Ukraine	—	1,247,278	—

See Notes to Financial Statements.

48

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
United Arab Emirates	$—	$3,088,100	$—
Uruguay	—	3,383,455	—
Venezuela	—	18,000	—
Zambia	—	919,299	—
U.S. Treasury Obligation	—	264,265	—
Short-Term Investments
Affiliated Mutual Funds	9,920,389	—	—
Options Purchased	—	63,419	—

Total	$9,920,389	$185,791,136	$—

Liabilities
Options Written	$—	$(208,353)	$—

Other Financial Instruments*
Assets
Futures Contracts	$136,229	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	774,187	—
OTC Cross Currency Exchange Contracts	—	3,249	—
Centrally Cleared Interest Rate Swap Agreements	—	253,458	—
OTC Interest Rate Swap Agreement	—	332	—

Total	$136,229	$1,031,226	$—

Liabilities
Futures Contracts	$(338,949)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(750,431)	—
OTC Cross Currency Exchange Contracts	—	(21,899)	—
Centrally Cleared Credit Default Swap Agreement	—	(168,712)	—
Centrally Cleared Interest Rate Swap Agreements	—	(257,627)	—

Total	$(338,949)	$(1,198,669)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Sovereign Bonds	70.4%
Oil & Gas	8.8

Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	5.0%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Industry Classification (continued):

Electric	4.3%
Engineering & Construction	1.6
Mining	1.5
Pipelines	1.3
Commercial Services	1.1
Banks	0.6
Diversified Financial Services	0.6
Telecommunications	0.4
Chemicals	0.3
Transportation	0.3
Internet	0.2
Investment Companies	0.2
Iron/Steel	0.2
Building Materials	0.2
Computers	0.2
Energy-Alternate Sources	0.2
Retail	0.2
Entertainment	0.2
Real Estate	0.2

U.S. Treasury Obligation	0.2%
Lodging	0.1
Media	0.1
Trucking & Leasing	0.1
Auto Manufacturers	0.1
Gas	0.1
Foods	0.1
Beverages	0.1
Forest Products & Paper	0.1
Options Purchased	0.0 *

99.0
Options Written	(0.1)
Other assets in excess of liabilities	1.1

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$168,712	*
Credit contracts	Unaffiliated investments	1,203	Options written outstanding, at value	24,721
Foreign exchange contracts	Unaffiliated investments	62,216	Options written outstanding, at value	183,632
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	3,249	Unrealized depreciation on OTC cross currency exchange contracts	21,899

See Notes to Financial Statements.

50

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$774,187		Unrealized depreciation on OTC forward foreign currency exchange contracts	$750,431
Interest rate contracts	Due from/to broker-variation margin futures	136,229	*	Due from/to broker-variation margin futures	338,949	*
Interest rate contracts	Due from/to broker-variation margin swaps	253,458	*	Due from/to broker-variation margin swaps	257,627	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	332		—	—

		$1,230,874			$1,745,971

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(41,440)	$(2,220)	$—	$—	$19,013
Foreign exchange contracts	(106,076)	268,816	—	(188,223)	—
Interest rate contracts	—	—	444,857	—	(207,011)

Total	$(147,516)	$266,596	$444,857	$(188,223)	$(187,998)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$24,297	$(14,266)	$ —	$ —	$(169,097)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(196,218)	$132,549	$—	$(1,060,961)	$—
Interest rate contracts	—	—	120,694	—	(21,287)

Total	$(171,921)	$118,283	$120,694	$(1,060,961)	$(190,384)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 103,336
Options Written (2)	17,261,793
Futures Contracts - Long Positions (2)	30,818,464
Futures Contracts - Short Positions (2)	13,520,714
Forward Foreign Currency Exchange Contracts - Purchased (3)	49,689,242
Forward Foreign Currency Exchange Contracts - Sold (3)	72,153,170
Cross Currency Exchange Contracts (4)	2,330,593
Interest Rate Swap Agreements (2)	28,215,496
Credit Default Swap Agreements - Buy Protection (2)	7,565,000
Credit Default Swap Agreements - Sell Protection (2)	4,958,279

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

52

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$135,835	$(135,835)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$68,709	$(19,174)	$49,535	$—	$49,535
BNP	22,677	(10,312)	12,365	—	12,365
BNYM	—	(33,792)	(33,792)	—	(33,792)
BOA	37,459	(111,709)	(74,250)	—	(74,250)
CITI	90,695	(128,157)	(37,462)	37,462	—
DB	20,888	—	20,888	—	20,888
GSI	146,500	—	146,500	—	146,500
HSBC	58,537	(91,085)	(32,548)	—	(32,548)
JPM	133,491	(111,994)	21,497	—	21,497
MSI	215,377	(389,368)	(173,991)	173,991	—
SCB	28,096	(66,032)	(37,936)	—	(37,936)
SSB	3,025	—	3,025	—	3,025
TD	4,355	(4,602)	(247)	—	(247)
UAG	11,378	(14,458)	(3,080)	—	(3,080)

	$841,187	$(980,683)	$(139,496)	$211,453	$71,957

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    53

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $135,835:
Unaffiliated investments (cost $218,564,477)	$185,791,136
Affiliated investments (cost $9,920,335)	9,920,389
Foreign currency, at value (cost $472,680)	473,539
Cash segregated for counterparty - OTC	590,000
Dividends and interest receivable	2,718,448
Deposit with broker for centrally cleared/exchange-traded derivatives	2,501,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	774,187
Receivable for Fund shares sold	335,600
Unrealized appreciation on OTC cross currency exchange contracts	3,249
Unrealized appreciation on OTC swap agreements	332
Prepaid expenses and other assets	66,123

Total Assets	203,174,003

Liabilities
Payable for investments purchased	2,312,671
Payable for Fund shares purchased	1,755,329
Unrealized depreciation on OTC forward foreign currency exchange contracts	750,431
Options written outstanding, at value (premiums received $273,882)	208,353
Payable to broker for collateral for securities on loan	137,506
Management fee payable	84,285
Accrued expenses and other liabilities	58,840
Due to broker—variation margin futures	57,028
Due to broker—variation margin swaps	47,758
Unrealized depreciation on OTC cross currency exchange contracts	21,899
Dividends payable	13,659
Directors’ fees payable	824
Affiliated transfer agent fee payable	304
Distribution fee payable	22

Total Liabilities	5,448,909

Net Assets	$197,725,094

Net assets were comprised of:
Common stock, at par	$294
Paid-in capital in excess of par	248,442,187
Total distributable earnings (loss)	(50,717,387)

Net assets, April 30, 2023	$197,725,094

See Notes to Financial Statements.

54

Class A

Net asset value, offering price and redemption price per share, ($76,372 ÷ 11,356 shares of beneficial interest issued and outstanding)	$6.73
Maximum sales charge (3.25% of offering price)	0.23

Maximum offering price to public	$6.96

Class C

Net asset value, offering price and redemption price per share, ($8,749 ÷ 1,301 shares of beneficial interest issued and outstanding)	$6.73

Class Z

Net asset value, offering price and redemption price per share, ($13,208,979 ÷ 1,962,327 shares of beneficial interest issued and outstanding)	$6.73

Class R6

Net asset value, offering price and redemption price per share, ($184,430,994 ÷ 27,413,301 shares of beneficial interest issued and outstanding)	$6.73

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    55

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Interest income	$5,220,544
Unaffiliated dividend income	77,498
Affiliated dividend income	52,086
Income from securities lending, net (including affiliated income of $8,331)	8,341

Total income	5,358,469

Expenses
Management fee	564,618
Distribution fee(a)	138
Custodian and accounting fees	29,615
Registration fees(a)	19,256
Audit fee	18,844
Shareholders’ reports	14,401
Professional fees	11,326
Transfer agent’s fees and expenses (including affiliated expense of $1,229)(a)	9,652
Directors’ fees	6,197
SEC registration fees	1,462
Miscellaneous	11,854

Total expenses	687,363
Less: Fee waiver and/or expense reimbursement(a)	(116,636)

Net expenses	570,727

Net investment income (loss)	4,787,742

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $671)	(3,586,188)
Futures transactions	444,857
Forward and cross currency contract transactions	(188,223)
Options written transactions	266,596
Swap agreement transactions	(187,998)
Foreign currency transactions	(301,683)

(3,552,639)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $177)	13,614,943
Futures	120,694
Forward and cross currency contracts	(1,060,961)
Options written	118,283
Swap agreements	(190,384)
Foreign currencies	217,429

12,820,004

Net gain (loss) on investment and foreign currency transactions	9,267,365

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,055,107

See Notes to Financial Statements.

56

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	95	43	—	—
Registration fees	3,413	3,414	8,480	3,949
Transfer agent’s fees and expenses	299	26	8,733	594
Fee waiver and/or expense reimbursement	(3,696)	(3,437)	(17,855)	(91,648)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    57

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,787,742	$7,190,721
Net realized gain (loss) on investment and foreign currency transactions	(3,552,639)	(7,031,392)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,820,004	(44,402,458)

Net increase (decrease) in net assets resulting from operations	14,055,107	(44,243,129)

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,519)	(4,104)
Class C	(376)	(454)
Class Z	(556,011)	(885,485)
Class R6	(7,713,587)	(8,274,777)

	(8,273,493)	(9,164,820)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	64,053,400	79,972,841
Net asset value of shares issued in reinvestment of dividends and distributions	8,177,559	8,930,919
Cost of shares purchased	(20,262,065)	(49,944,561)

Net increase (decrease) in net assets from Fund share transactions	51,968,894	38,959,199

Total increase (decrease)	57,750,508	(14,448,750)

Net Assets:

Beginning of period	139,974,586	154,423,336

End of period	$197,725,094	$139,974,586

See Notes to Financial Statements.

58

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended						December 12, 2017(a)
	April 30,		Year Ended October 31,				through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.40		$9.06	$8.86	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.34	0.36	0.38	0.46	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(2.57)	0.25	(0.56)	0.69	(1.06)
Total from investment operations	0.65		(2.23)	0.61	(0.18)	1.15	(0.68)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.43)	(0.41)	(0.47)	(0.52)	(0.43)
Tax return of capital distributions	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.32)		(0.43)	(0.41)	(0.47)	(0.52)	(0.44)
Net asset value, end of period	$6.73		$6.40	$9.06	$8.86	$9.51	$8.88
Total Return(c):	10.26%		(25.24)%	6.91%	(1.82)%	13.23%	(6.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76		$63	$59	$28	$13	$9
Average net assets (000)	$77		$74	$47	$18	$12	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05%	1.05%	1.05	%(e)
Expenses before waivers and/or expense reimbursement	10.74	%(e)	11.65%	19.07%	66.11%	115.95%	358.14	%(e)
Net investment income (loss)	5.12	%(e)	4.36%	3.84%	4.19%	4.95%	4.49	%(e)
Portfolio turnover rate(f)	12%		20%	20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    59

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months
	Ended						December 12, 2017(a)
	April 30,		Year Ended October 31,				through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.40		$9.06	$8.86	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.28	0.32	0.39	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(2.55)	0.26	(0.57)	0.69	(1.05)
Total from investment operations	0.63		(2.28)	0.54	(0.25)	1.08	(0.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.38)	(0.34)	(0.40)	(0.45)	(0.37)
Tax return of capital distributions	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.30)		(0.38)	(0.34)	(0.40)	(0.45)	(0.38)
Net asset value, end of period	$6.73		$6.40	$9.06	$8.86	$9.51	$8.88
Total Return(c):	9.85%		(25.82)%	6.11%	(2.55)%	12.40%	(7.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9		$8	$11	$10	$10	$9
Average net assets (000)	$9		$9	$11	$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80	%(e)	1.80%	1.80%	1.80%	1.80%	1.80	%(e)
Expenses before waivers and/or expense reimbursement	82.08	%(e)	81.50%	78.90%	114.46%	139.02%	359.95	%(e)
Net investment income (loss)	4.37	%(e)	3.53%	3.08%	3.56%	4.22%	3.73	%(e)
Portfolio turnover rate(f)	12%		20%	20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class Z Shares
	Six Months Ended						December 12, 2017(a)
	April 30,		Year Ended October 31,				through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.40		$9.06	$8.87	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35	0.38	0.40	0.48	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(2.55)	0.25	(0.54)	0.69	(1.05)
Total from investment operations	0.66		(2.20)	0.63	(0.14)	1.17	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.46)	(0.44)	(0.50)	(0.54)	(0.45)
Tax return of capital distributions	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.33)		(0.46)	(0.44)	(0.50)	(0.54)	(0.46)
Net asset value, end of period	$6.73		$6.40	$9.06	$8.87	$9.51	$8.88
Total Return(c):	10.42%		(25.01)%	7.11%	(1.43)%	13.51%	(6.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,209		$10,670	$18,069	$18,982	$5,782	$2,234
Average net assets (000)	$11,907		$14,687	$25,561	$10,951	$3,498	$766
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.75%	0.80%	0.80	%(e)
Expenses before waivers and/or expense reimbursement	1.05	%(e)	1.06%	1.07%	1.53%	2.41%	6.65	%(e)
Net investment income (loss)	5.44	%(e)	4.54%	4.12%	4.45%	5.12%	4.83	%(e)
Portfolio turnover rate(f)	12%		20%	20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund    61

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended						December 12, 2017(a)
	April 30,		Year Ended October 31,				through October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.40		$9.06	$8.86	$9.51	$8.88	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.36	0.39	0.43	0.49	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.48		(2.56)	0.26	(0.57)	0.69	(1.06)
Total from investment operations	0.67		(2.20)	0.65	(0.14)	1.18	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.46)	(0.45)	(0.51)	(0.55)	(0.45)
Tax return of capital distributions	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.34)		(0.46)	(0.45)	(0.51)	(0.55)	(0.46)
Net asset value, end of period	$6.73		$6.40	$9.06	$8.86	$9.51	$8.88
Total Return(c):	10.48%		(24.94)%	7.34%	(1.44)%	13.58%	(6.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$184,431		$129,233	$136,285	$97,771	$26,493	$23,333
Average net assets (000)	$163,176		$137,772	$107,966	$30,037	$25,144	$24,014
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.65%	0.66%	0.74%	0.74	%(e)
Expenses before waivers and/or expense reimbursement	0.76	%(e)	0.78%	0.81%	1.16%	1.49%	1.76	%(e)
Net investment income (loss)	5.52	%(e)	4.73%	4.24%	4.69%	5.27%	4.82	%(e)
Portfolio turnover rate(f)	12%		20%	20%	23%	33%	17%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Emerging Markets Debt Hard Currency Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Emerging Markets Debt Hard Currency Fund    63

Notes to Financial Statements   (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an

64

approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

PGIM Emerging Markets Debt Hard Currency Fund    65

Notes to Financial Statements  (unaudited) (continued)

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates,

66

value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or

PGIM Emerging Markets Debt Hard Currency Fund    67

Notes to Financial Statements  (unaudited) (continued)

is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an

68

emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the

PGIM Emerging Markets Debt Hard Currency Fund    69

Notes to Financial Statements  (unaudited) (continued)

Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty

70

the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the

PGIM Emerging Markets Debt Hard Currency Fund    71

Notes to Financial Statements  (unaudited) (continued)

ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

72

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.650% on average daily net assets up to $1 billion;	0.65%
0.630% on average daily net assets from $1 billion to $3 billion;
0.610% on average daily net assets from $3 billion to $5 billion;
0.600% on average daily net assets from $5 billion to $10 billion;
0.590% on average daily net assets over $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.05%
C	1.80
Z	0.75

PGIM Emerging Markets Debt Hard Currency Fund    73

Notes to Financial Statements  (unaudited) (continued)

Class	Expense Limitations
R6	0.65%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2023, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments

74

and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$63,515,626	$19,250,050

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$18,674,831	$8,893,456	$ —	$ —	$9,781,375	9,781,375	$52,086

PGIM Institutional Money Market Fund(1)(b)(wi)
1,747,632	899,627	2,509,093	177	671	139,014	139,098	8,331	(2)
$1,747,632	$19,574,458	$11,402,549	$177	$671	$9,920,389		$60,417

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Emerging Markets Debt Hard Currency Fund    75

Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$229,046,564	$2,231,077	$(36,144,632)	$(33,913,555)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$10,803,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

76

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share, 600,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	100,000,000
C	100,000,000
Z	200,000,000
R6	200,000,000

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,354	11.9%
C	1,301	100.0
R6	6,454,803	23.5

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	22.0%
Unaffiliated	2	72.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	3,868	$25,958
Shares issued in reinvestment of dividends and distributions	501	3,396
Shares purchased	(2,889)	(19,361)
Net increase (decrease) in shares outstanding	1,480	$9,993

Year ended October 31, 2022:
Shares sold	39,571	$334,658
Shares issued in reinvestment of dividends and distributions	470	3,551
Shares purchased	(42,921)	(352,555)
Net increase (decrease) in shares outstanding before conversion	(2,880)	(14,346)
Shares issued upon conversion from other share class(es)	6,260	42,074
Net increase (decrease) in shares outstanding	3,380	$27,728

PGIM Emerging Markets Debt Hard Currency Fund    77

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2023:
Shares issued in reinvestment of dividends and distributions	56	$376
Net increase (decrease) in shares outstanding	56	$376

Year ended October 31, 2022:
Shares issued in reinvestment of dividends and distributions	59	$454
Net increase (decrease) in shares outstanding	59	$454

Class Z
Six months ended April 30, 2023:
Shares sold	1,107,460	$7,476,466
Shares issued in reinvestment of dividends and distributions	67,922	460,559
Shares purchased	(880,108)	(5,960,600)
Net increase (decrease) in shares outstanding before conversion	295,274	1,976,425
Shares issued upon conversion from other share class(es)	78	523
Net increase (decrease) in shares outstanding	295,352	$1,976,948

Year ended October 31, 2022:
Shares sold	1,071,706	$8,598,237
Shares issued in reinvestment of dividends and distributions	85,119	652,230
Shares purchased	(1,471,273)	(11,268,608)
Net increase (decrease) in shares outstanding before conversion	(314,448)	(2,018,141)
Shares issued upon conversion from other share class(es)	262	2,039
Shares purchased upon conversion into other share class(es)	(12,660)	(96,047)
Net increase (decrease) in shares outstanding	(326,846)	$(2,112,149)

Class R6
Six months ended April 30, 2023:
Shares sold	8,196,810	$56,550,976
Shares issued in reinvestment of dividends and distributions	1,138,037	7,713,228
Shares purchased	(2,119,190)	(14,282,104)
Net increase (decrease) in shares outstanding before conversion	7,215,657	49,982,100
Shares purchased upon conversion into other share class(es)	(78)	(523)
Net increase (decrease) in shares outstanding	7,215,579	$49,981,577

78

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	9,368,577	$71,039,946
Shares issued in reinvestment of dividends and distributions	1,101,339	8,274,684
Shares purchased	(5,324,429)	(38,323,398)
Net increase (decrease) in shares outstanding before conversion	5,145,487	40,991,232
Shares issued upon conversion from other share class(es)	6,406	53,973
Shares purchased upon conversion into other share class(es)	(262)	(2,039)
Net increase (decrease) in shares outstanding	5,151,631	$41,043,166

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Emerging Markets Debt Hard Currency Fund    79

Notes to Financial Statements  (unaudited) (continued)

Credit Risk: Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund’s income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the subadviser from a credit perspective.

Currency Risk: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected

80

ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

PGIM Emerging Markets Debt Hard Currency Fund    81

Notes to Financial Statements  (unaudited) (continued)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt

82

obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

PGIM Emerging Markets Debt Hard Currency Fund    83

Notes to Financial Statements  (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information,

84

including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Emerging Markets Debt Hard Currency Fund    85

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Emerging Markets Debt Hard Currency Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM EMERGING MARKETS DEBT HARD CURRENCY FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PDHAX	PDHCX	PDHVX	PDHQX

CUSIP	743969479	743969461	743969446	743969453

MF239E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2023